Calamos Market Neutral Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (38.4%)
		Communication Services (3.2%)
25,000,000	EUR	America Movil, BV
		0.000%, 03/02/24	$27,353,603
		Bandwidth, Inc.
7,500,000		0.500%, 04/01/28~	4,810,650
3,000,000		0.250%, 03/01/26	2,496,540
12,000,000		Bilibili, Inc.~
		1.375%, 04/01/26	11,890,080
10,000,000	EUR	Cellnex Telecom, SA
		0.750%, 11/20/31	9,120,461
1,000,000,000	JPY	CyberAgent, Inc.
		0.000%, 02/19/25	6,713,208
10,000,000		JOYY, Inc.~
		1.375%, 06/15/26	9,733,700
15,000,000		Live Nation Entertainment, Inc.^
		3.125%, 01/15/29	16,487,550
20,000,000		Lyft, Inc.~
		1.500%, 05/15/25	19,079,400
15,000,000		Match Group Financeco 2, Inc.~*
		0.875%, 06/15/26	13,683,750
15,000,000		Match Group Financeco 3, Inc.~*
		2.000%, 01/15/30	13,356,000
7,707,000		Perficient, Inc.~
		0.125%, 11/15/26	6,562,511
		Sea, Ltd.~
80,040,000		0.250%, 09/15/26	67,496,131
9,614,000		1.000%, 12/01/24	10,152,576
		Snap, Inc.~
70,897,000		0.000%, 05/01/27	57,109,661
40,000,000		0.125%, 03/01/28	31,682,800
14,970,000		0.750%, 08/01/26^	15,716,255
10,000,000		0.250%, 05/01/25	10,481,000
7,500,000		Sphere Entertainment Company~*
		3.500%, 12/01/28	8,928,600
23,479,000		TechTarget, Inc.
		0.000%, 12/15/26	22,192,820
15,000,000		TripAdvisor, Inc.~
		0.250%, 04/01/26	13,223,850
4,000,000		Weibo Corp.~*
		1.375%, 12/01/30	3,693,920
20,000,000		Ziff Davis, Inc.~^
		1.750%, 11/01/26	18,935,800
		Zillow Group, Inc.~
18,000,000		0.750%, 09/01/24	24,043,500
15,000,000		1.375%, 09/01/26	20,491,950
			445,436,316
		Consumer Discretionary (6.7%)
91,893,000		Airbnb, Inc.~
		0.000%, 03/15/26	83,539,926
2,800,000		Booking Holdings, Inc.
		0.750%, 05/01/25	5,227,796
		Carnival Corp.~
22,500,000		5.750%, 10/01/24	38,560,050
20,000,000		5.750%, 12/01/27	30,451,400
3,009,000		Cheesecake Factory, Inc.~
		0.375%, 06/15/26	2,596,346
7,500,000		Cracker Barrel Old Country Store, Inc.~
		0.625%, 06/15/26	6,547,725
35,000,000	EUR	Delivery Hero, SE
		1.500%, 01/15/28	27,359,601
30,000,000		DISH Network Corp.
		0.000%, 12/15/25	21,472,500
75,956,000		DraftKings Holdings, Inc.~
		0.000%, 03/15/28	63,375,408
		Etsy, Inc.~
60,000,000		0.250%, 06/15/28	47,344,200
30,000,000		0.125%, 10/01/26	31,392,600
18,500,000		Farfetch, Ltd.~
		3.750%, 05/01/27	408,295
30,000,000		Fiverr International, Ltd.~
		0.000%, 11/01/25	26,872,200
10,000,000		Ford Motor Company~
		0.000%, 03/15/26	9,747,300
6,500,000		Groupon, Inc.~
		1.125%, 03/15/26	4,639,375
15,000,000		Guess?, Inc.~*
		3.750%, 04/15/28	16,277,850
15,000,000		Li Auto, Inc.~^
		0.250%, 05/01/28	18,016,050
10,000,000		Liberty Broadband Corp.~*
		3.125%, 03/31/53	9,818,900
50,000,000		Lucid Group, Inc.~*
		1.250%, 12/15/26	19,880,500
13,000,000		Luminar Technologies, Inc.~*
		1.250%, 12/15/26	5,432,960
		Marriott Vacations Worldwide Corp.~
10,000,000		3.250%, 12/15/27	8,843,600
7,000,000		0.000%, 01/15/26	6,209,560
20,000,000		Meituan
		0.000%, 04/27/27	18,411,800
		NIO, Inc.
15,000,000		4.625%, 10/15/30~*	11,643,750
15,000,000		3.875%, 10/15/29~*	12,030,750
10,199,000		0.500%, 02/01/27~	9,282,926
10,000,000		0.000%, 02/01/26	9,987,600
20,000,000	GBP	Ocado Group, PLC
		0.750%, 01/18/27	19,631,241
6,750,000		PDD Holdings, Inc.~
		0.000%, 10/01/24	20,128,162
47,500,000		Peloton Interactive, Inc.~
		0.000%, 02/15/26	37,995,725
5,000,000		Porch Group, Inc.~*
		0.750%, 09/15/26	1,465,600
		Rivian Automotive, Inc.~*
37,500,000		4.625%, 03/15/29	39,944,250
35,000,000		3.625%, 10/15/30	32,062,800
30,000,000		Royal Caribbean Cruises, Ltd.~
		6.000%, 08/15/25	78,571,800
10,245,000		Shake Shack, Inc.~
		0.000%, 03/01/28	8,396,290
10,833,000		Stride, Inc.~
		1.125%, 09/01/27	13,890,181
7,500,000		Vail Resorts, Inc.~
		0.000%, 01/01/26	6,773,400
		Wayfair, Inc.
57,500,000		3.500%, 11/15/28~*	77,522,075
35,555,000		3.250%, 09/15/27~	39,260,186
12,500,000		1.000%, 08/15/26^	10,804,750
5,000,000		Winnebago Industries, Inc.*
		3.250%, 01/15/30	5,145,100
7,029,000		Wynn Macau, Ltd.~*
		4.500%, 03/07/29	7,016,348
			943,978,876

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE
		Consumer Staples (0.3%)
11,500,000		Beauty Health Company~*
		1.250%, 10/01/26	$8,557,955
36,755,000		Beyond Meat, Inc.~
		0.000%, 03/15/27	5,657,697
8,000,000		Freshpet, Inc.~*
		3.000%, 04/01/28	11,417,520
15,000,000		Post Holdings, Inc.~
		2.500%, 08/15/27	15,616,350
610,000,000	JPY	Yaoko Company, Ltd.
		0.000%, 06/20/24	5,886,761
			47,136,283
		Energy (1.4%)
15,000,000		Chesapeake Energy Corp.
		0.000%, 09/15/26	337,500
5,000,000		Northern Oil & Gas, Inc.~
		3.625%, 04/15/29	5,570,550
71,500,000		Pioneer Natural Resources Company~
		0.250%, 05/15/25	177,773,310
6,000,000		World Kinect Corp.~*
		3.250%, 07/01/28	6,042,900
			189,724,260
		Financials (0.8%)
30,056,000		Affirm Holdings, Inc.~
		0.000%, 11/15/26	24,007,530
50,000,000		Coinbase Global, Inc.~^
		0.500%, 06/01/26	43,929,500
11,000,000		Federal Realty OP, LP*
		3.250%, 01/15/29	10,865,800
75,000,000	HKD	Link CB, Ltd.
		4.500%, 12/12/27	9,766,659
10,000,000		SoFi Technologies, Inc.~^*
		0.000%, 10/15/26	8,324,500
5,000,000		Starwood Property Trust, Inc.~
		6.750%, 07/15/27	5,328,350
15,000,000		Ventas Realty, LP~*
		3.750%, 06/01/26	15,394,500
			117,616,839
		Health Care (3.2%)
30,000,000		Alnylam Pharmaceuticals, Inc.~^
		1.000%, 09/15/27	28,947,900
10,000,000		Amphastar Pharmaceuticals, Inc.~*
		2.000%, 03/15/29	11,146,100
8,500,000		Ascendis Pharma, A/S~
		2.250%, 04/01/28	9,081,400
		Bridgebio Pharma, Inc.~
10,000,000		2.500%, 03/15/27^	11,206,100
10,000,000		2.250%, 02/01/29	8,335,300
3,759,000		Coherus Biosciences, Inc.
		1.500%, 04/15/26	2,390,123
25,000,000		CONMED Corp.~
		2.250%, 06/15/27	23,785,500
3,188,000		CryoPort, Inc.~*
		0.750%, 12/01/26	2,611,641
40,000,000		Dexcom, Inc.~*
		0.375%, 05/15/28	40,315,200
5,500,000		Enovis Corp.~^*
		3.875%, 10/15/28	6,799,705
9,000,000		Envista Holdings Corp.~*
		1.750%, 08/15/28	8,219,790
37,000,000		Halozyme Therapeutics, Inc.~
		1.000%, 08/15/28	33,572,690
10,000,000		Innoviva, Inc.~
		2.125%, 03/15/28	8,870,400
9,000,000		Insmed, Inc.~
		0.750%, 06/01/28	9,809,280
27,500,000		Insulet Corp.~
		0.375%, 09/01/26	29,457,450
8,501,000		Integer Holdings Corp.~*
		2.125%, 02/15/28	11,076,208
17,366,000		Ionis Pharmaceuticals, Inc.~*
		1.750%, 06/15/28	20,216,803
		Ironwood Pharmaceuticals, Inc.
9,500,000		1.500%, 06/15/26~	11,932,665
5,000,000		0.750%, 06/15/24	5,825,200
19,500,000		Jazz Investments I, Ltd.~
		2.000%, 06/15/26	19,664,190
5,000,000		Lantheus Holdings, Inc.^
		2.625%, 12/15/27	5,183,450
7,250,000		Livongo Health, Inc.~
		0.875%, 06/01/25	6,807,315
10,000,000		Merit Medical Systems, Inc.~*
		3.000%, 02/01/29	11,238,000
5,000,000		Mesa Laboratories, Inc.~
		1.375%, 08/15/25	4,601,450
10,000,000		Natera, Inc.~
		2.250%, 05/01/27	17,944,600
10,000,000		NeoGenomics, Inc.~
		0.250%, 01/15/28	7,641,900
12,500,000		Omnicell, Inc.~
		0.250%, 09/15/25	11,491,250
4,000,000		Revance Therapeutics, Inc.~
		1.750%, 02/15/27	2,726,160
45,000,000		Sarepta Therapeutics, Inc.~
		1.250%, 09/15/27	50,796,000
8,000,000		Shockwave Medical, Inc.~*
		1.000%, 08/15/28	8,461,440
12,500,000		SmileDirectClub, Inc.*@
		0.000%, 02/01/26	13,500
16,250,000		Teladoc Health, Inc.~
		1.250%, 06/01/27	13,590,037
10,500,000		Veradigm, Inc.~
		0.875%, 01/01/27	10,009,020
			453,767,767
		Industrials (1.9%)
5,000,000		Air Transport Services Group, Inc.~*
		3.875%, 08/15/29	4,319,850
17,500,000		American Airlines Group, Inc.~^
		6.500%, 07/01/25	19,779,200
10,000,000		Axon Enterprise, Inc.~^
		0.500%, 12/15/27	12,292,900
11,000,000		Bloom Energy Corp.~*
		3.000%, 06/01/28	10,145,190
15,000,000		Chart Industries, Inc.~
		1.000%, 11/15/24	30,110,550
17,500,000		Fluor Corp.~^*
		1.125%, 08/15/29	18,541,775
7,000,000		Granite Construction, Inc.~*
		3.750%, 05/15/28	8,287,160
6,600,000		Greenbrier Companies, Inc.~
		2.875%, 04/15/28	6,766,650
20,000,000		John Bean Technologies Corp.~
		0.250%, 05/15/26	18,114,800

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE
16,467,000		Middleby Corp.~
		1.000%, 09/01/25	$19,457,901
15,000,000	EUR	Safran, SA
		0.875%, 05/15/27	28,750,300
20,000,000	SGD	Singapore Airlines, Ltd.
		1.625%, 12/03/25	19,184,644
4,000,000		Stem, Inc.~*
		0.500%, 12/01/28	1,974,360
7,500,000		Tetra Tech, Inc.~*
		2.250%, 08/15/28	7,627,200
22,000,000		Uber Technologies, Inc.~*
		0.875%, 12/01/28	24,575,980
35,000,000		Upwork, Inc.~
		0.250%, 08/15/26	29,695,750
15,000,000		Virgin Galactic Holdings, Inc.~*
		2.500%, 02/01/27	5,702,700
			265,326,910
		Information Technology (17.9%)
10,000,000		3D Systems Corp.
		0.000%, 11/15/26	7,626,900
5,000,000		Advanced Energy Industries, Inc.~*
		2.500%, 09/15/28	5,182,200
		Akamai Technologies, Inc.~
73,500,000		0.375%, 09/01/27^	84,209,685
55,000,000		0.125%, 05/01/25	72,517,500
30,000,000		1.125%, 02/15/29*	33,349,800
10,000,000		Altair Engineering, Inc.~
		1.750%, 06/15/27	12,956,500
		Alteryx, Inc.~
52,716,000		1.000%, 08/01/26^	51,610,018
10,000,000		0.500%, 08/01/24	9,812,300
16,398,000		Bentley Systems, Inc.~
		0.125%, 01/15/26	16,082,175
15,000,000		BigCommerce Holdings, Inc.~
		0.250%, 10/01/26	12,284,850
		BILL Holdings, Inc.~
50,000,000		0.000%, 12/01/25	46,875,500
20,000,000		0.000%, 04/01/27^	16,804,200
		Blackline, Inc.~
58,467,000		0.000%, 03/15/26	52,062,525
24,000,000		0.125%, 08/01/24	24,257,760
		Block, Inc.~
60,000,000		0.125%, 03/01/25	57,884,400
20,000,000		0.250%, 11/01/27^	16,385,000
17,000,000		0.000%, 05/01/26	14,928,890
25,000,000		Box, Inc.~
		0.000%, 01/15/26	28,295,000
20,000,000		Ceridian HCM Holding, Inc.~
		0.250%, 03/15/26	18,134,800
60,000,000		Cloudflare, Inc.~
		0.000%, 08/15/26	53,773,200
69,700,000		Confluent, Inc.~
		0.000%, 01/15/27	58,368,871
10,000,000		CSG Systems International, Inc.~*
		3.875%, 09/15/28	9,851,700
15,000,000		CyberArk Software, Ltd.~^
		0.000%, 11/15/24	22,571,400
20,000,000		Datadog, Inc.~
		0.125%, 06/15/25	28,305,200
50,000,000		DigitalOcean Holdings, Inc.~^
		0.000%, 12/01/26	41,230,500
		Dropbox, Inc.~
27,750,000		0.000%, 03/01/28	29,038,432
23,000,000		0.000%, 03/01/26^	23,298,080
		Enphase Energy, Inc.~
16,000,000		0.000%, 03/01/28^	13,580,960
10,000,000		0.000%, 03/01/26	8,982,400
		Envestnet, Inc.~
10,000,000		2.625%, 12/01/27	9,950,900
6,000,000		0.750%, 08/15/25	5,633,160
8,000,000		Everbridge, Inc.~
		0.000%, 03/15/26	6,974,640
10,000,000		Evolent Health, Inc.~*
		3.500%, 12/01/29	10,955,800
25,000,000		Fastly, Inc.~
		0.000%, 03/15/26	22,318,250
15,000,000		Five9, Inc.~
		0.500%, 06/01/25	14,420,700
17,000,000		Guidewire Software, Inc.~
		1.250%, 03/15/25	19,060,230
5,000,000		Impinj, Inc.~
		1.125%, 05/15/27	5,731,000
		Infinera Corp.
15,000,000		3.750%, 08/01/28~*	15,124,950
6,000,000		3.750%, 08/01/28^	6,050,520
13,000,000		Insight Enterprises, Inc.~
		0.750%, 02/15/25	35,231,950
10,000,000		Interdigital, Inc.~
		3.500%, 06/01/27	14,483,200
15,000,000		Itron, Inc.~
		0.000%, 03/15/26	13,799,100
15,000,000		Jamf Holding Corp.~
		0.125%, 09/01/26	13,104,600
8,000,000		Lenovo Group, Ltd.
		2.500%, 08/26/29	9,305,120
17,500,000		LivePerson, Inc.~
		0.000%, 12/15/26	11,694,900
		Lumentum Holdings, Inc.~
50,500,000		0.500%, 12/15/26	45,677,755
12,500,000		0.500%, 06/15/28	10,008,000
10,000,000		1.500%, 12/15/29*	10,252,500
10,000,000		0.250%, 03/15/24^	9,923,600
10,000,000		Marathon Digital Holdings, Inc.
		1.000%, 12/01/26	8,108,400
29,523,000		MicroStrategy, Inc.~
		0.000%, 02/15/27	23,872,593
7,000,000		Model N, Inc.~*
		1.875%, 03/15/28	6,549,270
65,500,000		MongoDB, Inc.~
		0.250%, 01/15/26	127,229,165
40,000,000		NCL Corp., Ltd.~
		1.125%, 02/15/27	35,605,200
10,000,000		Nova, Ltd.~
		0.000%, 10/15/25	19,501,000
14,984,000		Nutanix, Inc.
		0.250%, 10/01/27	17,203,580
		Okta, Inc.~
38,500,000		0.375%, 06/15/26	34,236,125
22,500,000		0.125%, 09/01/25	20,790,000
		ON Semiconductor Corp.~
70,000,000		0.000%, 05/01/27	101,152,100
40,000,000		0.500%, 03/01/29*	38,852,000
10,000,000		PagerDuty, Inc.~*
		1.500%, 10/15/28	10,949,900
100,000,000		Palo Alto Networks, Inc.~
		0.375%, 06/01/25	340,198,000
22,500,000		Pegasystems, Inc.~
		0.750%, 03/01/25	21,303,900
12,500,000		Progress Software Corp.~
		1.000%, 04/15/26	13,566,750

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE
2,000,000		PROS Holdings, Inc.~
		2.250%, 09/15/27	$2,112,400
30,625,000		Q2 Holdings, Inc.~
		0.125%, 11/15/25	27,879,163
		Rapid7, Inc.~
19,500,000		0.250%, 03/15/27	17,551,170
10,000,000		1.250%, 03/15/29	10,948,900
7,500,000		Repay Holdings Corp.~*
		0.000%, 02/01/26	6,376,200
		RingCentral, Inc.~
45,583,000		0.000%, 03/15/26	39,939,825
2,353,000		0.000%, 03/01/25	2,211,514
20,000,000		Seagate HDD Cayman~*
		3.500%, 06/01/28	24,085,400
		Shift4 Payments, Inc.~^
15,000,000		0.000%, 12/15/25	16,549,950
7,500,000		0.500%, 08/01/27	7,032,675
15,000,000		Shopify, Inc.~
		0.125%, 11/01/25	14,361,150
		Splunk, Inc.
51,696,000		1.125%, 09/15/25~	57,495,774
35,000,000		1.125%, 06/15/27	34,022,100
75,000,000		Spotify USA, Inc.~
		0.000%, 03/15/26	67,039,500
85,074,000		Unity Software, Inc.~
		0.000%, 11/15/26	70,770,508
10,000,000		Varonis Systems, Inc.~
		1.250%, 08/15/25	15,153,900
10,000,000		Verint Systems, Inc.~
		0.250%, 04/15/26	8,943,500
5,000,000		Veritone, Inc.
		1.750%, 11/15/26	1,426,100
10,000,000		Vishay Intertechnology, Inc.~*
		2.250%, 09/15/30	9,400,800
35,000,000		Western Digital Corp.~*
		3.000%, 11/15/28	45,462,900
12,466,000		Wix.com, Ltd.
		0.000%, 08/15/25	11,405,393
		Wolfspeed, Inc.~
20,000,000		1.875%, 12/01/29	11,534,200
17,500,000		1.750%, 05/01/26	17,182,725
15,000,000		0.250%, 02/15/28^	8,885,100
		Workiva, Inc.~
17,862,000		1.250%, 08/15/28*	17,208,787
7,516,000		1.125%, 08/15/26	9,692,558
			2,533,751,796
		Materials (0.2%)
15,000,000		Amyris, Inc.@
		1.500%, 11/15/26	531,900
10,000,000		ATI, Inc.~
		3.500%, 06/15/25	26,668,500
3,124,000		Lithium Americas Corp.^
		1.750%, 01/15/27	2,167,650
			29,368,050
		Other (0.1%)
10,000,000		QIAGEN, NV
		0.000%, 12/17/27	9,237,600
10,000,000		Upstart Holdings, Inc.~
		0.250%, 08/15/26	7,427,900
			16,665,500
		Real Estate (0.5%)
20,000,000	EUR	ANLLIAN Capital, Ltd.
		0.000%, 02/05/25	21,034,533
35,000,000		Redfin Corp.~^
		0.500%, 04/01/27	21,911,050
20,000,000		Welltower OP, LLC~^*
		2.750%, 05/15/28	21,715,600
			64,661,183
		Utilities (2.2%)
25,000,000		Alliant Energy Corp.~^*
		3.875%, 03/15/26	24,614,000
39,542,000		American Water Capital Corp.~*
		3.625%, 06/15/26	38,932,262
25,000,000		CenterPoint Energy, Inc.~^*
		4.250%, 08/15/26	24,980,500
15,040,000		CMS Energy Corp.~*
		3.375%, 05/01/28	14,754,992
40,000,000		Duke Energy Corp.~^*
		4.125%, 04/15/26	39,955,200
22,500,000		Evergy, Inc.~*
		4.500%, 12/15/27	22,846,275
30,000,000		Firstenergy Corp.~*
		4.000%, 05/01/26	29,738,400
12,500,000		NextEra Energy Partners, LP~*
		0.000%, 06/15/24	12,173,875
22,752,000		PG&E Corp.~^*
		4.250%, 12/01/27	23,193,161
21,922,000		PPL Capital Funding, Inc.~^*
		2.875%, 03/15/28	20,916,000
60,000,000		Southern Company~^*
		3.875%, 12/15/25	59,775,000
8,000,000		Sunnova Energy International, Inc.~
		2.625%, 02/15/28	4,241,680
			316,121,345
		TOTAL CONVERTIBLE BONDS (Cost $5,472,735,211)	5,423,555,125

Corporate Bonds (1.6%)
		Airlines (0.0%)
2,100,000		Mileage Plus Holdings, LLC / Mileage Plus Intellectual Property Assets, Ltd.~*
		6.500%, 06/20/27	2,106,069

		Communication Services (0.1%)
		Comcast Corp.~
3,257,000		3.375%, 08/15/25	3,193,619
3,000,000		5.250%, 11/07/25	3,034,470
3,214,000		Netflix, Inc.~*
		3.625%, 06/15/25	3,156,276
2,500,000		Verizon Communications, Inc.~
		1.450%, 03/20/26	2,332,200
			11,716,565
		Consumer Discretionary (0.2%)
5,000,000		American Honda Finance Corp.~
		4.750%, 01/12/26	5,012,300
5,000,000		AutoZone, Inc.~
		5.050%, 07/15/26	5,024,550
4,000,000		BorgWarner, Inc.*
		5.000%, 10/01/25	3,980,440
5,000,000		Cargill, Inc.~^*
		4.875%, 10/10/25	5,020,000

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
5,000,000	General Motors Financial Company, Inc.
	1.250%, 01/08/26	$4,652,350
5,000,000	Lowe's Companies, Inc.~
	4.400%, 09/08/25	4,968,250
1,859,000	VF Corp.~
	2.400%, 04/23/25	1,787,038
		30,444,928
	Consumer Staples (0.1%)
5,000,000	Dollar General Corp.~
	4.150%, 11/01/25	4,928,150
5,000,000	General Mills, Inc.~
	5.241%, 11/18/25	5,001,600
		9,929,750
	Energy (0.2%)
5,000,000	Enterprise Products Operating, LLC~
	5.050%, 01/10/26	5,038,650
5,000,000	MPLX, LP~
	4.875%, 06/01/25	4,977,700
9,000,000	PDC Energy, Inc.
	5.750%, 05/15/26	8,990,910
3,000,000	Williams Companies, Inc.~
	5.400%, 03/02/26	3,031,680
		22,038,940
	Financials (0.5%)
5,000,000	Bank of America Corp.~‡
	1.530%, 12/06/25
	SOFR + 0.65%	4,827,300
	Bank of Montreal
5,000,000	4.250%, 09/14/24~	4,966,000
1,000,000	5.200%, 12/12/24	1,000,170
5,000,000	Bank of NY Mellon Corp.~‡
	4.414%, 07/24/26
	SOFR + 1.35%	4,958,600
3,500,000	Citizens Bank NA~‡
	6.064%, 10/24/25
	SOFR + 1.45%	3,494,155
5,000,000	Huntington National Bank~‡
	5.699%, 11/18/25
	SOFR + 1.22%	4,974,250
2,000,000	Intercontinental Exchange, Inc.~
	3.650%, 05/23/25	1,967,360
5,000,000	JPMorgan Chase & Company~‡
	2.595%, 02/24/26
	SOFR + 0.92%	4,860,100
5,000,000	Mondelez International Holdings Netherlands, BV~*
	4.250%, 09/15/25	4,946,850
208,000	Nasdaq, Inc.
	5.650%, 06/28/25	209,986
5,000,000	PayPal Holdings, Inc.~
	2.650%, 10/01/26	4,754,300
5,000,000	PNC Financial Services Group, Inc.~‡
	5.671%, 10/28/25
	SOFR + 1.09%	4,998,550
5,000,000	State Street Corp.~‡
	5.751%, 11/04/26
	SOFR + 1.35%	5,073,700
5,000,000	Toronto-Dominion Bank~
	3.766%, 06/06/25	4,928,250
5,000,000	Toyota Motor Credit Corp.~
	3.950%, 06/30/25	4,946,950
5,000,000	Truist Financial Corp.~^‡
	5.900%, 10/28/26
	SOFR + 1.63%	5,059,750
5,000,000	US Bancorp~‡
	5.727%, 10/21/26
	SOFR + 1.43%	5,052,850
		71,019,121
	Health Care (0.2%)
5,000,000	Amgen, Inc.~
	5.250%, 03/02/25	5,012,650
4,860,000	Baxter International, Inc.~
	1.322%, 11/29/24	4,698,454
5,000,000	CVS Health Corp.~
	5.000%, 02/20/26	5,015,300
5,000,000	Elevance Health, Inc.~
	5.350%, 10/15/25	5,029,100
4,283,000	Gilead Sciences, Inc.~
	3.500%, 02/01/25	4,218,112
5,000,000	UnitedHealth Group, Inc.~
	5.150%, 10/15/25	5,049,050
5,000,000	Zoetis, Inc.~
	5.400%, 11/14/25	5,049,750
		34,072,416
	Industrials (0.1%)
2,500,000	Lockheed Martin Corp.~
	4.950%, 10/15/25	2,512,550
3,830,000	RTX Corp.~
	3.950%, 08/16/25	3,780,746
5,000,000	Siemens Financieringsmaatschappij, NV*
	3.250%, 05/27/25	4,913,750
		11,207,046
	Information Technology (0.1%)
3,500,000	Broadridge Financial Solutions, Inc.~
	3.400%, 06/27/26	3,379,600
3,000,000	Mercedes-Benz Finance North America, LLC~*
	5.375%, 11/26/25	3,033,690
1,290,000	Playtika Holding Corp.*
	4.250%, 03/15/29	1,119,320
1,750,000	Roper Technologies, Inc.~
	2.350%, 09/15/24	1,715,578
5,000,000	Take-Two Interactive Software, Inc.~
	5.000%, 03/28/26	5,020,700
		14,268,888
	Materials (0.0%)
3,417,000	Sherwin-Williams Company~^
	4.050%, 08/08/24	3,394,380
		3,394,380
	Other (0.0%)
5,000,000	Diageo Capital, PLC~
	5.200%, 10/24/25	5,048,000
1,457,000	Schlumberger Holdings Corp.~*
	3.750%, 05/01/24	1,451,886
		6,499,886

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Utilities (0.1%)
5,000,000	National Rural Utilities Cooperative Finance Corp.~
	5.450%, 10/30/25	$5,054,350
5,000,000	Southern Company~
	5.150%, 10/06/25	5,018,900
5,000,000	WEC Energy Group, Inc.~
	5.000%, 09/27/25	5,006,450
		15,079,700
	Total Corporate Bonds (Cost $(40,739,396))	231,777,689

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (0.6%)
	Financials (0.3%)
599,428	Apollo Global Management, Inc.~
	6.750%, 07/31/26	35,018,584

	Health Care (0.0%)
100,000	Brightspring Health Services, Inc.^
	6.750%, 02/01/27	4,559,000

	Industrials (0.2%)
246,461	Chart Industries, Inc.~
	6.750%, 12/15/25	12,278,687
178,572	Clarivate, PLC~
	5.250%, 06/01/24	6,575,021
47,143	RBC Bearings, Inc.~^
	5.000%, 10/15/24	5,799,532
		24,653,240
	Utilities (0.1%)
400,000	NextEra Energy, Inc.~^
	6.926%, 09/01/25	14,884,000
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $89,054,230)	79,114,824

Common Stocks (58.0%)
	Communication Services (5.0%)
996,635	Alphabet, Inc. - Class A~#	139,628,563
1,153,536	Alphabet, Inc. - Class C~#	163,571,405
1,083,564	AT&T, Inc.	19,168,247
888,335	Comcast Corp. - Class A~	41,343,111
160,573	Fox Corp. - Class A	5,186,508
200,062	Match Group, Inc.#	7,678,380
444,102	Meta Platforms, Inc. - Class A~#	173,261,954
89,384	Netflix, Inc.#	50,422,408
143,090	T-Mobile U.S., Inc.	23,070,401
500,000	TEGNA, Inc.~	7,795,000
826,885	Verizon Communications, Inc.~	35,018,580
401,069	Walt Disney Company~	38,522,677
		704,667,234
	Consumer Discretionary (6.0%)
1,718,915	Amazon.com, Inc.#	266,775,608
153,039	Aptiv, PLC#	12,446,662
7,446	Booking Holdings, Inc.~#	26,116,622
202,601	Caesars Entertainment, Inc.#	8,888,106
553,387	Capri Holdings, Ltd.~#	26,972,082
641,661	Carnival Corp.^#	10,638,739
9,456	Chipotle Mexican Grill, Inc.#	22,777,329
56,765	Darden Restaurants, Inc.~	9,228,854
172,445	DR Horton, Inc.~	24,644,115
161,708	eBay, Inc.	6,641,347
825,594	Ford Motor Company~	9,675,962
309,960	General Motors Company	12,026,448
214,679	Home Depot, Inc.~	75,773,100
100,000	iRobot Corp.~#	1,360,000
184,465	Las Vegas Sands Corp.	9,024,028
173,674	Lowe's Companies, Inc.~	36,964,774
16,795	Lululemon Athletica, Inc.#	7,621,907
144,838	Macy's, Inc.	2,649,087
137,145	McDonald's Corp.	40,145,084
188,354	MGM Resorts International^#	8,168,913
26,250	Next.e.GO, NV#	8,817
290,970	NIKE, Inc. - Class B~	29,542,184
50,000	NIO, Inc. (ADR)#	281,000
441,142	Norwegian Cruise Line Holdings, Ltd.^#	7,852,328
17,336	O'Reilly Automotive, Inc.#	17,735,595
98,021	Ross Stores, Inc.~	13,750,386
238,064	Starbucks Corp.~	22,147,094
529,880	Tesla, Inc.#	99,241,225
269,385	TJX Cos., Inc.~	25,567,330
29,633	Ulta Beauty, Inc.#	14,877,248
		849,541,974
	Consumer Staples (3.9%)
1,504,264	Albertsons Companies, Inc. - Class A~	31,920,482
399,046	Altria Group, Inc.~	16,009,725
162,316	Archer-Daniels-Midland Company~	9,021,523
104,313	Church & Dwight Company, Inc.	10,415,653
692,123	Coca-Cola Company	41,174,397
160,837	Colgate-Palmolive Company~	13,542,475
80,620	Constellation Brands, Inc. - Class A	19,758,350
63,876	Costco Wholesale Corp.~	44,386,155
49,238	Dollar General Corp.~	6,502,863
88,942	Dollar Tree, Inc.#	11,617,604
61,197	Estee Lauder Companies, Inc. - Class A	8,077,392
175,922	General Mills, Inc.	11,419,097
129,665	Kellogg Company	7,100,455
96,640	Kimberly-Clark Corp.	11,690,541
223,494	Kraft Heinz Company	8,298,332
231,645	Kroger Company	10,688,100
277,808	Mirati Therapeutics, Inc.#‡‡‡	277,808
456,221	Mondelez International, Inc. - Class A	34,339,755
200,838	Monster Beverage Corp.#	11,050,107
212,820	PepsiCo, Inc.~	35,866,555
381,239	Philip Morris International, Inc.~	34,635,563
374,427	Procter & Gamble Company	58,837,459
1,020,293	Sovos Brands, Inc.~#	22,497,461
174,038	Sysco Corp.	14,084,895
107,696	Target Corp.~	14,978,360
354,139	Walmart, Inc.~	58,521,470
		546,712,577
	Energy (3.0%)
414,046	Chevron Corp.~	61,042,802
265,746	ConocoPhillips~	29,729,005

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

NUMBER OF SHARES		VALUE
79,537	EOG Resources, Inc.~	$9,050,515
488,005	Exxon Mobil Corp.~	50,171,794
477,706	Hess Corp.	67,132,024
550,461	Kinder Morgan, Inc.	9,313,800
289,942	Marathon Petroleum Corp.	48,014,395
170,844	Occidental Petroleum Corp.	9,835,489
110,346	ONEOK, Inc.	7,531,115
77,450	Phillips 66~	11,176,810
337,764	Pioneer Natural Resources Company	77,628,300
245,523	Schlumberger, NV	11,956,970
1,699,781	Southwestern Energy Company#	10,963,588
74,929	Valero Energy Corp.~	10,407,638
277,743	Williams Companies, Inc.	9,626,572
		423,580,817
	Financials (7.4%)
136,821	Aflac, Inc.~	11,539,483
106,743	Allstate Corp.~	16,571,851
188,332	American Express Company~	37,805,766
390,292	American International Group, Inc.~	27,129,197
53,485	Ameriprise Financial, Inc.	20,689,602
95,418	Arthur J Gallagher & Company	22,152,243
80,225	Assurant, Inc.	13,473,789
2,169,233	Bank of America Corp.~	73,775,614
199,195	Bank of New York Mellon Corp.	11,047,355
287,962	Berkshire Hathaway, Inc. - Class B~#	110,502,538
20,667	BlackRock, Inc.~	16,002,665
94,847	Cboe Global Markets, Inc.	17,437,621
374,353	Charles Schwab Corp.~	23,554,291
122,981	Chubb, Ltd.~	30,130,345
301,873	Citigroup, Inc.~	16,956,206
42,984	CME Group, Inc.	8,847,826
120,893	Discover Financial Services	12,756,629
126,810	Fiserv, Inc.#	17,990,535
71,878	Global Payments, Inc.	9,576,306
115,865	Goldman Sachs Group, Inc.~	44,493,319
453,017	Huntington Bancshares, Inc.	5,766,906
47,918	Jack Henry & Associates, Inc.	7,946,242
524,091	JPMorgan Chase & Company~	91,380,507
53,167	M&T Bank Corp.	7,342,363
147,502	Marsh & McLennan Cos., Inc.	28,591,788
181,480	Mastercard, Inc. - Class A	81,526,260
160,712	MetLife, Inc.~	11,140,556
271,317	Morgan Stanley~	23,669,695
85,161	Northern Trust Corp.	6,782,222
145,180	PayPal Holdings, Inc.#	8,906,793
63,999	Prudential Financial, Inc.~	6,715,415
55,553	S&P Global, Inc.	24,907,187
80,432	State Street Corp.~	5,941,512
71,338	Travelers Companies, Inc.~	15,078,000
162,652	US Bancorp	6,756,564
389,650	Visa, Inc. - Class A~^	106,475,759
1,011,580	Wells Fargo & Company~	50,761,084
256,703	Zions Bancorp NA	10,755,856
		1,042,877,890
	Health Care (7.8%)
276,760	Abbott Laboratories	31,315,394
347,167	AbbVie, Inc.~	57,074,255
183,236	Agilent Technologies, Inc.	23,839,004
356,127	Amedisys, Inc.#	33,572,092
77,821	Amgen, Inc.~	24,456,027
204,812	Baxter International, Inc.	7,924,176
66,515	Becton Dickinson & Co	15,884,447
39,798	Biogen, Inc.~#	9,816,575
623,747	Boston Scientific Corp.#	39,458,235
562,821	Bristol-Myers Squibb Company~	27,505,062
126,019	Centene Corp.#	9,490,491
305,303	Cerevel Therapeutics Holdings, Inc.#	12,792,196
53,627	Cigna Group	16,139,046
236,886	CVS Health Corp.~	17,617,212
160,758	Danaher Corp.	38,567,452
108,683	Dexcom, Inc.#	13,188,682
181,893	Edwards Lifesciences Corp.~#	14,273,144
196,399	Eli Lilly & Company	126,797,158
68,696	GE Healthcare, Inc.	5,039,539
251,610	Gilead Sciences, Inc.	19,690,999
54,187	HCA Healthcare, Inc.	16,521,616
32,868	Humana, Inc.	12,426,076
191,117	ImmunoGen, Inc.#	5,603,550
90,605	Intuitive Surgical, Inc.#	34,268,623
55,189	IQVIA Holdings, Inc.#	11,492,005
435,909	Johnson & Johnson	69,265,940
35,554	Karuna Therapeutics, Inc.#	11,143,335
48,748	Laboratory Corp. of America Holdings~	10,836,680
34,150	McKesson Corp.	17,071,244
289,667	Medtronic, PLC	25,357,449
481,973	Merck & Company, Inc.	58,212,699
1,050,792	Pfizer, Inc.~	28,455,447
65,031	Quest Diagnostics, Inc.~	8,351,931
13,211	Regeneron Pharmaceuticals, Inc.~#	12,455,067
47,116	Stryker Corp.~	15,806,476
94,408	Thermo Fisher Scientific, Inc.~	50,884,024
227,730	UnitedHealth Group, Inc.~	116,538,550
69,056	Vertex Pharmaceuticals, Inc.#	29,927,489
50,945	Zimmer Biomet Holdings, Inc.	6,398,692
130,391	Zoetis, Inc.	24,488,734
		1,109,946,813
	Industrials (4.5%)
80,183	3M Company	7,565,266
9,673	Ai Transportation Acquisition Corp.#	99,825
56,292	Allegion, PLC	6,974,016
107,346	Automatic Data Processing, Inc.	26,383,500
79,155	Boeing Company~#	16,704,871
308,856	Carrier Global Corp.	16,897,512
154,189	Caterpillar, Inc.~	46,304,499
809,536	CSX Corp.~	28,900,435
55,621	Deere & Company	21,891,313
186,929	Delta Air Lines, Inc.~	7,316,401
81,900	Eaton Corp., PLC	20,153,952
217,076	Emerson Electric Company~	19,912,382
59,205	Generac Holdings, Inc.#	6,729,832
47,710	General Dynamics Corp.	12,642,673
206,088	General Electric Company	27,290,173
180,610	Honeywell International, Inc.	36,530,179
9,277	Hubbell, Inc.	3,113,083
68,067	Illinois Tool Works, Inc.~	17,758,680
186,890	Johnson Controls International, PLC	9,847,234
71,859	L3Harris Technologies, Inc.	14,976,853
39,006	Lockheed Martin Corp.	16,749,566
160,749	Masco Corp.	10,816,800
42,818	Norfolk Southern Corp.	10,072,506
38,771	Northrop Grumman Corp.	17,321,332

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

NUMBER OF SHARES		VALUE
71,837	Otis Worldwide Corp.	$6,353,264
169,531	PACCAR, Inc.	17,019,217
100,750	Paychex, Inc.	12,264,298
40,204	Paycom Software, Inc.	7,648,409
182,670	Pentair, PLC	13,365,964
385,605	RTX Corp.~	35,136,328
356,269	Southwest Airlines Company~	10,648,880
110,100	Spirit Airlines, Inc.~	692,529
204,302	Union Pacific Corp.~	49,835,387
195,963	United Airlines Holdings, Inc.#	8,108,949
129,581	United Parcel Service, Inc. - Class B	18,387,544
53,585	Veralto Corp.	4,109,434
63,368	Verisk Analytics, Inc.	15,305,273
121,075	Waste Management, Inc.	22,475,152
89,147	Xylem, Inc.	10,023,689
		634,327,200
	Information Technology (16.2%)
106,799	Accenture, PLC - Class A~	38,862,020
83,553	Adobe, Inc.#	51,617,372
381,268	Advanced Micro Devices, Inc.#	63,934,831
165,034	Amphenol Corp. - Class A~	16,684,937
135,265	Analog Devices, Inc.	26,019,575
2,847,040	Apple, Inc.~	524,994,176
172,949	Applied Materials, Inc.~	28,415,521
48,466	Autodesk, Inc.#	12,301,156
85,098	Broadcom, Inc.	100,415,640
1,014,975	Cisco Systems, Inc.~	50,931,446
139,595	Cognizant Technology Solutions Corp. - Class A~	10,765,566
29,169	Enphase Energy, Inc.#	3,037,368
47,140	Gartner, Inc.#	21,563,722
271,652	HP, Inc.	7,799,129
572,916	Intel Corp.~	24,681,221
129,042	International Business Machines Corp.	23,699,854
70,486	Intuit, Inc.	44,499,926
373,641	Juniper Networks, Inc.	13,809,771
326,057	Micron Technology, Inc.~	27,959,388
1,431,800	Microsoft Corp.~	569,255,044
25,767	Monolithic Power Systems, Inc.	15,530,286
77,504	NetApp, Inc.	6,758,349
476,233	NVIDIA Corp.~	293,011,878
76,462	NXP Semiconductors, NV	16,100,603
119,561	ON Semiconductor Corp.#	8,504,374
354,763	Oracle Corp.	39,627,027
86,550	Palo Alto Networks, Inc.#	29,298,041
69,881	PTC, Inc.#	12,624,003
92,353	Qorvo, Inc.#	9,211,288
232,391	QUALCOMM, Inc.	34,512,387
220,716	Salesforce, Inc.#	62,041,061
49,096	ServiceNow, Inc.#	37,578,078
29,528	Silicon Motion Technology Corp. (ADR)	1,859,673
108,981	Skyworks Solutions, Inc.	11,384,155
69,955	TE Connectivity, Ltd.	9,946,902
109,871	Teradyne, Inc.	10,612,440
125,708	Texas Instruments, Inc.~	20,128,365
31,682	Tyler Technologies, Inc.#	13,393,566
		2,293,370,139
	Materials (1.2%)
64,005	Air Products & Chemicals, Inc.~	16,366,718
52,182	Avery Dennison Corp.	10,407,700
68,968	Celanese Corp.^	10,089,329
181,897	Corteva, Inc.	8,272,676
181,897	Dow, Inc.	9,749,679
163,798	DuPont de Nemours, Inc.	10,122,716
498,426	Freeport-McMoRan, Inc.	19,782,528
139,825	Linde, PLC	56,605,355
78,594	PPG Industries, Inc.	11,084,898
47,076	Sherwin-Williams Company	14,328,993
233,978	United States Steel Corp.	11,001,645
		177,812,237
	Real Estate (1.0%)
54,512	Alexandria Real Estate Equities, Inc.	6,590,501
75,215	American Tower Corp.~	14,715,815
50,149	AvalonBay Communities, Inc.~	8,977,172
69,488	Crown Castle, Inc.	7,522,076
81,761	Digital Realty Trust, Inc.	11,484,150
14,411	Equinix, Inc.	11,957,815
64,985	Mid-America Apartment Communities, Inc.	8,212,804
214,970	Prologis, Inc.~	27,234,549
35,787	Public Storage~	10,134,521
124,066	Realty Income Corp.	6,747,950
101,193	Regency Centers Corp.	6,341,765
157,434	UDR, Inc.	5,670,773
127,321	Welltower, Inc.	11,014,540
243,168	Weyerhaeuser Company	7,968,615
		144,573,046
	Special Purpose Acquisition Companies (0.8%)#
20,000	99 Acquisition Group, Inc.	207,700
50,000	Alchemy Investments Acquisition Corp. 1	530,000
750,000	Alpha Partners Technology Merger Corp. - Class A	8,025,000
1,500,000	CARTESIAN GROWTH Corp. II - Class A	16,552,500
140,000	Cetus Capital Acquisition Corp.	1,473,500
700,000	Chenghe Acquisition Company - Class A	7,637,000
350,000	Denali Capital Acquisition Corp. - Class A	1,575,000
1,250,000	Everest Consolidator Acquisition Corp.	13,681,250
500,000	Evergreen Corp. - Class A	5,630,000
60,000	Four Leaf Acquisition Corp.	636,600
500,000	FutureTech II Acquisition Corp. - Class A	5,490,000
500,000	Generation Asia I Acquisition, Ltd. - Class A	5,480,000
100,000	Haymaker Acquisition Corp. 4	1,045,000
30,000	Israel Acquisitions Corp.	339,150
100,000	Keen Vision Acquisition Corp.	1,042,000
825,000	Learn CW Investment Corp. - Class A	8,976,000
100,000	Nabors Energy Transition Corp. II	1,052,000
55,000	Oak Woods Acquisition Corp.	591,250
14,770	Quetta Acquisition Corp.	152,205
1,500,000	Rigel Resource Acquisition Corp. - Class A	16,620,000
250,000	Silverbox Corp. III	2,721,250
24,769	Spark I Acquisition Corp.	253,882
500,000	TortoiseEcofin Acquisition Corp. III - Class A	5,340,000
900,000	Tristar Acquisition I Corp. - Class A	9,787,500
		114,838,787

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

NUMBER OF SHARES		VALUE
	Utilities (1.2%)
387,339	AES Corp.~^	$6,460,815
151,474	American Electric Power Company, Inc.	11,836,178
140,636	CMS Energy Corp.~	8,038,754
117,751	Consolidated Edison, Inc.	10,703,566
139,180	Dominion Energy, Inc.~	6,363,310
192,328	Duke Energy Corp.~	18,430,792
92,444	Edison International	6,238,121
86,103	Entergy Corp.	8,589,635
129,435	Exelon Corp.	4,505,632
194,911	FirstEnergy Corp.~	7,149,336
317,843	NextEra Energy, Inc.	18,635,135
238,560	NiSource, Inc.	6,195,403
484,226	PNM Resources, Inc.~	17,543,508
149,755	Public Service Enterprise Group, Inc.~	8,684,292
214,068	Southern Company	14,882,007
171,342	Xcel Energy, Inc.	10,258,246
		164,514,730
	Total Common Stocks (Cost $5,777,243,049)	8,206,763,444

INVESTMENT IN AFFILIATED FUND (2.4%)
	Other (2.4%)
35,117,150	Calamos Short-Term Bond Fund (Cost $350,000,000)	332,910,580

Warrants (0.0%) #
	Communication Services (0.0%)
200,000	PSQ Holdings, Inc.
	06/19/28, Strike $11.50	185,980

	Consumer Discretionary (0.0%)
22,968	Allurion Technologies, Inc.
	08/01/30, Strike $8.10	6,893
83,333	Carbon Revolution, PLC
	10/25/28, Strike $0.00	4,166
25,000	ECARX Holdings, Inc.
	12/21/27, Strike $11.50	619
75,000	flyExclusive, Inc.
	05/28/28, Strike $0.00	21,525
20,000	Grove Collaborative Holdings
	06/16/27, Strike $11.50	100
35,000	Lanvin Group Holdings, Ltd.
	12/14/27, Strike $11.50	4,637
200,000	Nogin, Inc.
	08/26/27, Strike $11.50	620
25,000	United Homes Group, Inc.
	01/28/28, Strike $11.50	20,209
		58,769
	Consumer Staples (0.0%)
83,333	African Agriculture Holdings, Inc.
	12/31/27, Strike $0.00	1,575
500,000	Psyence Biomedical, Ltd.
	01/25/29, Strike $0.00	30,000
		31,575
	Energy (0.0%)
200,000	Vast Solar Pty. Ltd.
	06/29/28, Strike $0.00	14,000

	Financials (0.0%)
187,500	Beneficient - Class A
	03/14/28, Strike $11.50	1,556

	Health Care (0.0%)
83,333	AEON Biopharma, Inc.
	06/06/28, Strike $11.50	7,425
156,250	American Oncology Network, Inc.
	09/20/28, Strike $0.00	35,937
250,000	Engene Holdings, Inc.
	08/28/28, Strike $0.00	202,500
100,000	Envoy Medical, Inc.
	12/31/27, Strike $11.50	1,615
62,500	Ocean Biomedical, Inc.
	07/19/26, Strike $11.50	1,875
33,333	Oculis Holding, AG
	03/03/30, Strike $11.50	76,999
200,000	Omniab, Inc.
	11/01/27, Strike $11.50	230,000
200,000	Prenetics Global, Ltd.
	05/17/27, Strike $8.91	1,600
81,526	Spectral AI, Inc.
	09/11/28, Strike $0.00	14,675
146,040	YS Biopharma Company, Ltd.
	03/15/28, Strike $11.50	5,535
200,000	Zura Bio, Ltd.
	06/15/26, Strike $11.50	56,480
		634,641
	Industrials (0.0%)
289,507	Aeries Technology, Inc.
	10/20/26, Strike $0.00	23,161
285,000	AERWINS Technology, Inc.
	06/16/26, Strike $11.50	2,878
1,000,000	Bitcoin Depot, Inc.
	07/22/27, Strike $11.50	114,100
25,000	Bridger Aerospace Group Holdings, Inc.
	01/25/28, Strike $11.50	4,755
42,500	Complete Solaria, Inc.
	12/31/27, Strike $11.50	2,338
200,000	Electriq Power Holdings, Inc.
	07/31/28, Strike $11.50	600
10,000	Falcon's Beyond Global, Inc.
	09/01/27, Strike $11.50	9,400
75,000	Infrared Cameras Holdings, Inc.
	09/01/27, Strike $0.00	3,450
500,000	Intuitive Machines, Inc.
	02/13/28, Strike $11.50	220,000
300,000	LanzaTech Global, Inc.
	01/01/28, Strike $11.50	144,000
750,000	PROOF Acquisition Corp. I
	12/03/28, Strike $0.00	97,500
750,000	Southland Holdings, Inc.
	09/01/26, Strike $11.50	270,000
116,666	Terran Orbital Corp.
	03/09/28, Strike $11.50	8,785
		900,967

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

NUMBER OF SHARES		VALUE
	Information Technology (0.0%)
250,000	Airship AI Holdings, Inc.
	12/31/28, Strike $0.00	$13,750
166,666	MariaDB, PLC
	12/16/27, Strike $11.50	3,367
125,000	Nvni Group, Ltd.
	11/01/28, Strike $11.50	4,450
625,000	Roadzen, Inc.
	11/30/28, Strike $11.50	49,500
350,000	Rubicon Technologies, Inc.
	04/19/28, Strike $11.50	2,345
100,000	Smx Security Matters, PLC
	03/07/28, Strike $11.50	800
192,245	Spectaire Holdings, Inc.
	12/31/28, Strike $11.50	6,555
250,000	SpringBig Holdings, Inc.&
	06/14/27, Strike $11.50	50
250,000	Syntec Optics Holdings, Inc.
	11/12/26, Strike $0.00	21,350
		102,167
	Materials (0.0%)
500,000	Lifezone Metals, Ltd.
	07/07/28, Strike $11.50	242,500
166,666	Metals Acquisition, Ltd.
	06/16/28, Strike $11.50	379,999
177,835	Niocorp Developments, Ltd.
	03/17/28, Strike $0.89	81,804
		704,303
	Other (0.0%)
200,000	Zoomcar Holdings, Inc.
	07/01/28, Strike $0.00	14,000

	Special Purpose Acquisition Companies (0.0%)
312,972	10X Capital Venture Acquisition Corp. III
	06/30/28, Strike $11.50	18,152
500,000	Aetherium Acquisition Corp.
	01/21/28, Strike $11.50	20,000
250,000	Alpha Partners Technology Merger Corp.
	03/31/28, Strike $11.50	25,000
750,000	Altenergy Acquisition Corp.
	11/02/28, Strike $11.50	21,187
500,000	Andretti Acquisition Corp.
	03/23/28, Strike $11.50	199,950
50,000	AP Acquisition Corp.
	12/07/26, Strike $11.50	1,313
500,000	APx Acquisition Corp. I
	08/19/28, Strike $11.50	28,750
50,000	Arrowroot Acquisition Corp.
	03/02/26, Strike $11.50	5,100
250,000	Athena Technology Acquisition Corp. II
	10/17/28, Strike $11.50	8,375
80,000	Atlantic Coastal Acquisition Corp.
	12/31/27, Strike $11.50	528
625,000	Atlantic Coastal Acquisition Corp. II
	06/02/28, Strike $11.50	37,062
500,000	Aura FAT Projects Acquisition Corp.
	06/02/27, Strike $11.50	7,750
750,000	Battery Future Acquisition Corp.
	05/26/28, Strike $11.50	44,850
250,000	Berenson Acquisition Corp. I
	08/01/26, Strike $11.50	4,038
377,552	Blockchain Coinvestors Acquisition Corp. I
	11/01/28, Strike $11.50	19,180
625,000	Blue Ocean Acquisition Corp.
	10/21/28, Strike $11.50	13,844
33,333	BlueRiver Acquisition Corp.
	01/04/26, Strike $11.50	2,733
1,000,000	BurTech Acquisition Corp.
	12/18/26, Strike $11.50	105,000
250,000	byNordic Acquisition Corp.
	02/09/27, Strike $11.50	12,550
375,000	Cactus Acquisition Corp. 1, Ltd.
	10/29/26, Strike $11.50	15,825
400,000	Canna-Global Acquisition Corp.
	02/09/28, Strike $11.50	5,100
500,000	CARTESIAN GROWTH Corp. II
	07/12/28, Strike $11.50	76,250
134,701	Cartica Acquisition Corp.
	04/30/28, Strike $11.50	8,843
25,000	Catcha Investment Corp.
	12/31/27, Strike $11.50	1,450
140,000	Cetus Capital Acquisition Corp.
	03/24/28, Strike $11.50	1,134
159,466	CF Acquisition Corp. VII
	03/15/26, Strike $11.50	15,221
750,000	Chain Bridge I
	12/31/28, Strike $11.50	30,000
350,000	Chenghe Acquisition Company
	04/28/27, Strike $11.50	35
166,666	Coliseum Acquisition Corp.
	12/31/28, Strike $11.50	9,067
166,666	Compass Digital Acquisition Corp.
	10/15/28, Strike $11.50	12,492
92,316	Concord Acquisition Corp. II
	12/31/28, Strike $11.50	12,924
225,000	Concord Acquisition Corp. III
	12/31/28, Strike $11.50	18,675
6,666	Constellation Acquisition Corp. I
	12/31/27, Strike $11.50	113
41,666	Corner Growth Acquisition Corp. 2
	06/17/26, Strike $11.50	1,554
133,333	Crown PropTech Acquisitions
	12/31/27, Strike $11.50	13
375,000	CSLM Acquisition Corp.
	06/01/27, Strike $11.50	26,250
350,000	Denali Capital Acquisition Corp.
	04/07/27, Strike $11.50	19,425
166,666	DHC Acquisition Corp.
	12/31/27, Strike $11.50	4,658
166,666	Disruptive Acquisition Corp. I
	03/06/26, Strike $11.50	4,200
750,000	DP Cap Acquisition Corp. I
	11/09/26, Strike $11.50	26,325
50,000	Edify Acquisition Corp.
	12/31/27, Strike $11.50	975
125,000	Energem Corp.
	11/16/26, Strike $11.50	2,344
625,000	Enphys Acquisition Corp.
	07/15/24, Strike $11.50	21,875
87,500	ESGEN Acquisition Corp.
	10/20/26, Strike $11.50	7,919
500,000	EVe Mobility Acquisition Corp.
	12/31/28, Strike $11.50	17,550

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

NUMBER OF SHARES		VALUE
625,000	Everest Consolidator Acquisition Corp.
	07/19/28, Strike $11.50	$65,312
500,000	Evergreen Corp.
	02/15/27, Strike $11.50	16,500
500,000	ExcelFin Acquisition Corp.
	10/21/26, Strike $11.50	18,750
183,737	Finnovate Acquisition Corp.
	09/30/26, Strike $11.50	1,837
75,000	Fintech Ecosystem Development Corp.
	12/31/28, Strike $11.50	941
525,800	Focus Impact Acquisition Corp.
	10/28/26, Strike $11.50	17,509
266,666	Frontier Investment Corp.
	12/31/26, Strike $11.50	3,333
8,600	FTAC Emerald Acquisition Corp.
	08/22/28, Strike $11.50	1,161
200,000	Future Health ESG Corp.
	09/09/26, Strike $11.50	6,020
500,000	FutureTech II Acquisition Corp.
	02/16/27, Strike $11.50	12,875
250,000	Generation Asia I Acquisition, Ltd.
	07/24/28, Strike $11.50	8,638
500,000	Genesis Growth Tech Acquisition Corp.
	05/19/28, Strike $11.50	90,000
425,000	GigCapital5, Inc.
	12/31/28, Strike $11.50	1,530
200,000	Global Systems Dynamics Inc.
	12/31/27, Strike $11.50	970
25,000	Global Technology Acquisition Corp. I
	07/13/26, Strike $11.50	1,161
126,666	Golden Arrow Merger Corp.
	07/31/26, Strike $11.50	12,667
625,000	HCM ACQUISITION Corp.
	12/31/27, Strike $11.50	24,375
500,000	Healthcare AI Acquisition Corp.
	12/14/26, Strike $11.50	17,875
438,223	InFinT Acquisition Corp.
	05/19/27, Strike $11.50	3,550
350,000	Insight Acquisition Corp.
	08/26/26, Strike $11.50	1,995
125,000	Integral Acquisition Corp.1
	12/14/28, Strike $11.50	15,062
154,135	Integrated Wellness Acquisition Corp.
	10/31/28, Strike $11.50	5,164
750,000	Investcorp Europe Acquisition Corp. I
	11/23/28, Strike $11.50	135,000
6,250	Iris Acquisition Corp.
	03/05/26, Strike $11.50	188
250,000	IX Acquisition Corp.
	11/24/26, Strike $11.50	6,463
43,750	Jaws Mustang Acquisition Corp.
	01/30/26, Strike $11.50	1,794
222,150	Kensington Capital Acquisition Corp. V
	08/13/28, Strike $11.50	12,507
25,060	Kernel Group Holdings, Inc.
	01/31/27, Strike $11.50	877
250,000	Keyarch Acquisition Corp.
	07/25/28, Strike $11.50	4,500
33,333	L Catterton Asia Acquisition Corp.
	03/08/26, Strike $11.50	27,333
750,000	LAMF Global Ventures Corp. I
	11/11/26, Strike $11.50	20,662
4,564	Landcadia Holdings IV, Inc.
	03/29/28, Strike $11.50	259
250,000	LatAmGrowth SPAC
	01/25/28, Strike $11.50	5,000
412,500	Learn CW Investment Corp.
	12/31/28, Strike $11.50	20,212
150,000	Liberty Resources Acquisition Corp.
	10/31/28, Strike $11.50	1,665
228,160	Marblegate Acquisition Corp.
	08/31/28, Strike $11.50	6,845
675,350	Mountain & Company I Acquisition Corp.
	09/30/26, Strike $11.50	27,352
500,000	New Providence Acquisition Corp. II
	12/31/27, Strike $11.50	23,725
3,333	Northern Star Investment Corp. III
	02/25/28, Strike $11.50	5
3,333	Northern Star Investment Corp. IV
	12/31/27, Strike $11.50	—
250,000	Nubia Brand International Corp.
	11/16/26, Strike $11.50	35,000
100,000	OceanTech Acquisitions I Corp.
	05/10/26, Strike $11.50	5,250
750,000	Onyx Acquisition Company I
	11/30/28, Strike $11.50	21,450
375,000	Osiris Acquisition Corp.
	05/01/28, Strike $11.50	7,800
625,000	Papaya Growth Opportunity Corp. I
	12/31/28, Strike $11.50	37,500
150,000	Patria Latin American Opportunity Acquisition Corp.
	03/10/27, Strike $11.50	6,000
500,000	Pearl Holdings Acquisition Corp.
	12/15/26, Strike $11.50	22,500
459,150	Pegasus Digital Mobility Acquisition Corp.
	12/28/26, Strike $11.50	11,433
350,000	PepperLime Health Acquisition Corp.
	10/01/26, Strike $11.50	11,060
144,093	Perception Capital Corp. III
	07/08/26, Strike $11.50	16,146
12,500	Phoenix Biotech Acquisition Corp.
	09/01/26, Strike $11.50	1,063
500,000	Pinstripes Holdings, Inc.
	09/30/28, Strike $11.50	202,500
20,000	Plum Acquisition Corp. I
	03/18/26, Strike $11.50	4,600
50,000	Power & Digital Infrastructure Acquisition II Corp.
	12/14/28, Strike $11.50	4,000
250,000	Project Energy Reimagined Acquisition Corp.
	12/31/28, Strike $11.50	7,275
50,000	Pyrophyte Acquisition Corp.
	12/17/23, Strike $11.50	5,550
166,666	Quadro Acquisition One Corp.
	12/31/27, Strike $11.50	8,350
686,522	RCF Acquisition Corp.
	11/10/26, Strike $11.50	38,480
1,000,000	Rigel Resource Acquisition Corp.
	11/05/26, Strike $11.50	80,000

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

NUMBER OF SHARES		VALUE
40,000	RMG Acquisition Corp. III
	12/31/27, Strike $11.50	$2,400
115,402	Rose Hill Acquisition Corp.
	03/15/23, Strike $11.50	12
133,333	Ross Acquisition Corp. II
	02/12/26, Strike $11.50	8,133
250,000	Roth CH Acquisition V Company
	12/10/26, Strike $11.50	16,512
400,000	SDCL EDGE Acquisition Corp.
	03/23/26, Strike $11.50	31,020
1,000,000	Semper Paratus Acquisition Corp.
	11/04/26, Strike $11.50	60,000
250,000	SEP Acquisition Corp.
	07/27/26, Strike $11.50	40,000
1,000,000	ShoulderUp Technology Acquisition Corp.
	07/26/23, Strike $11.50	25,000
500,000	Sizzle Acquisition Corp.
	03/12/26, Strike $11.50	50,000
7,500	Slam Corp.
	12/31/27, Strike $11.50	1,350
2,500	Social Leverage Acquisition Corp. I
	02/17/28, Strike $11.50	277
500,000	Southport Acquisition Corp.
	05/24/28, Strike $11.50	10,625
250,000	Spree Acquisition Corp. 1, Ltd.
	12/22/28, Strike $11.50	6,988
300,286	Springwater Special Situations Corp.
	04/12/26, Strike $11.50	19,519
250,000	StoneBridge Acquisition Corp.
	07/16/28, Strike $11.50	10,638
250,000	Swiftmerge Acquisition Corp.
	06/17/28, Strike $11.50	16,862
333,333	Target Global Acquisition I Corp.
	12/31/27, Strike $11.50	29,183
100,000	Thunder Bridge Capital Partners IV, Inc.
	04/30/28, Strike $11.50	6,675
150,000	TKB Critical Technologies 1
	10/29/28, Strike $11.50	5,625
328,694	Tlgy Acquisition Corp.
	01/14/28, Strike $11.50	9,039
125,000	TortoiseEcofin Acquisition Corp. III
	07/22/28, Strike $11.50	8,131
250,000	Trajectory Alpha Acquisition Corp.
	12/31/27, Strike $11.50	9,000
450,000	Tristar Acquisition I Corp.
	12/31/28, Strike $11.50	15,052
179,109	Twelve Seas Investment Company II
	03/02/28, Strike $11.50	23,302
266,666	Zalatoris II Acquisition Corp.
	05/13/27, Strike $11.50	19,280
		2,487,771
	Total Warrants (Cost $5,331,335)	5,135,729

PRINCIPAL AMOUNT		VALUE

Rights (0.0%) #
140,000	Cetus Capital Acquisition Corp.#
	0.000%, 03/31/24	$16,814
750,000	CSLM Acquisition Corp.#
	0.000%, 07/01/23	124,125
150,000	Fintech Ecosystem Development Corp.#
	0.000%, 04/01/26	17,708
500,000	Keyarch Acquisition Corp.#
	0.000%, 01/31/24	65,000
	Total Rights (Cost $144,766)	223,647

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

PURCHASED OPTIONS (0.4%) #
		Communication Services (0.0%)
		CyberAgent, Inc.
90	JPY
5,490,000,000		Call, 11/16/29, Strike 88.81	$808,011
50	JPY
3,050,000,000		Call, 11/16/29, Strike 89.46	424,552
30	JPY	Cyberagent, Inc.
1,830,000,000		Call, 02/19/25, Strike 93.40	115,742
5,000		Echostar Corp.
6,695,000		Put, 12/19/25, Strike $5.00	955,000
165	JPY	Koei Tecmo Holdings Company, Ltd.
3,042,600,000,000		Call, 12/20/24, Strike 97.97	251,627
			2,554,932
		Consumer Discretionary (0.1%)
		EDION Corp.
50	JPY
8,125,000,000		Call, 06/19/25, Strike 94.30	1,820,819
60	JPY
975,000,000,000		Call, 06/19/25, Strike 99.51	1,944,150
50	JPY
812,500,000,000		Call, 06/19/25, Strike 95.45	1,781,752
100	JPY	H.I.S. Company, Ltd.
1,797,000,000,000		Call, 11/15/24, Strike 96.54	7,953
		Kyoritsu Maintenance Company, Ltd.
100	JPY
6,082,000,000,000		Call, 01/29/26, Strike 94.89	2,802,646
20	JPY
1,216,400,000,000		Call, 01/29/26, Strike 96.66	536,500
5	JPY
304,100,000,000		Call, 01/29/26, Strike 95.73	137,265
50	JPY	Park24 Company, Ltd.
9,690,000,000		Call, 02/24/28, Strike 92.03	608,516
200	JPY	Takashimaya Company, Ltd.
41,200,000,000		Call, 12/06/28, Strike 94.40	3,280,036
			12,919,637
		Consumer Staples (0.0%)
50	JPY	Nippn Corp.
1,133,000,000,000		Call, 06/20/25, Strike 98.27	374,511

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
		Industrials (0.0%)
		ANA Holdings, Inc.
100	JPY
4,580,000,000		Call, 12/08/28, Strike 86.09	$2,971,789
100	JPY
45,800,000		Call, 09/19/24, Strike 96.53	239,711
100		Asashi Refining US, Inc.
380,300,000		Call, 03/16/26, Strike $88.78	10
160	JPY	Seino Holdings Company, Ltd.
3,454,400,000,000		Call, 03/31/26, Strike 97.31	1,727,939
			4,939,449
		Materials (0.1%)
45	JPY	Maeda Kosen Company, Ltd.
1,451,250,000,00		Call, 04/18/24, Strike 99.90	47,729
		Nippon Steel Corp.
100	JPY
8,000,000,000		Call, 10/04/24, Strike 98.59	3,342,109
50	JPY
4,000,000,000		Call, 10/05/26, Strike 96.93	1,682,988
34	JPY
2,720,000,000		Call, 10/05/26, Strike 97.61	1,125,697
			6,198,523
		Other (0.2%)
		S&P 500 Index
7,500
3,634,237,500		Put, 03/28/24, Strike $4,200.00	6,262,500
6,000
2,907,390,000		Put, 02/29/24, Strike $4,400.00	2,850,000
4,500
2,180,542,500		Put, 03/28/24, Strike $4,500.00	8,932,500
1,500
726,847,500		Call, 03/28/24, Strike $5,015.00	5,242,500
1,000
484,565,000		Call, 03/28/24, Strike $5,200.00	640,000
			23,927,500
		Real Estate (0.0%)
100	JPY	Relo Group, Inc.
1,490.000,000,000		Call, 12/17/27, Strike 92.68	611,633
		Total PURCHASED OPTIONS (Cost $87,295,539)	51,526,185

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.7%)
96,912,209		State Street Navigator Securities Lending Government Money Market Portfolio, 5.353%†***	96,912,209
		TOTAL INVESTMENTS (102.1%) (Cost $11,837,976,943)	14,427,919,432
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.7%)			(96,912,209)
LIABILITIES, LESS OTHER ASSETS (-1.4%)			(192,954,830)
NET ASSETS (100.0%)			$14,138,052,393

NUMBER OF SHARES			VALUE

Common Stocks Sold Short (-18.1%) #
		Communication Services (-0.5%)
(9,500)		Charter Communications, Inc. - Class A	$(3,521,745)
(400,000)	JPY	CyberAgent, Inc.	(2,599,538)
(32,000)	JPY	Koei Tecmo Holdings Company, Ltd.	(400,924)
(4,442,169)	EUR	Koninklijke KPN, NV	(15,112,455)
(103,913)		Live Nation Entertainment, Inc.	(9,232,670)
(159,347)		Match Group, Inc.	(6,115,738)
(4,500)		Perficient, Inc.	(306,585)
(54,000)		Sea, Ltd. (ADR)	(2,059,560)
(886,267)		Snap, Inc. - Class A	(14,082,783)
(174,000)		Sphere Entertainment Company	(6,156,120)
(32,170)		TripAdvisor, Inc.	(694,872)
(206,448)		Weibo Corp.	(1,672,229)
(94,929)		Ziff Davis, Inc.	(6,398,214)
			(68,353,433)
		Consumer Discretionary (-2.9%)
(84,000)		Airbnb, Inc. - Class A	(12,107,760)
(396,400)	HKD	ANTA Sports Products, Ltd.	(3,328,706)
(1,450)		Booking Holdings, Inc.	(5,085,832)
(2,371,000)		Carnival Corp.	(39,311,180)
(17,000)		Cheesecake Factory, Inc.	(584,290)
(11,323)		Cracker Barrel Old Country Store, Inc.	(875,834)
(25,000)	EUR	Delivery Hero, SE*	(575,473)
(267,300)		DraftKings, Inc. - Class A	(10,438,065)
(1,440,100)	JPY	EDION Corp.	(15,900,004)
(299,959)		Etsy, Inc.	(19,965,271)
(340,000)		Ford Motor Company	(3,984,800)
(409,736)		Guess?, Inc.	(9,153,502)
(219,500)	JPY	Kyoritsu Maintenance Company, Ltd.	(9,070,519)
(419,400)		Li Auto, Inc. (ADR)	(11,608,992)
(30,217)		Marriott Vacations Worldwide Corp.	(2,534,904)
(1,974,400)		NIO, Inc. (ADR)	(11,096,128)
(657,200)		Norwegian Cruise Line Holdings, Ltd.	(11,698,160)
(78,700)	JPY	Park24 Company, Ltd.	(1,036,286)
(158,409)		PDD Holdings, Inc.	(20,097,350)
(2,856,800)		Rivian Automotive, Inc. - Class A	(43,737,608)
(592,832)		Royal Caribbean Cruises, Ltd.	(75,586,080)
(23,700)		Shake Shack, Inc. - Class A	(1,790,772)
(160,355)		Stride, Inc.	(9,613,282)
(502,600)	JPY	Takashimaya Company, Ltd.	(7,034,624)
(6,600)		Vail Resorts, Inc.	(1,465,200)
(1,604,902)		Wayfair, Inc. - Class A	(80,646,326)
(2,480,000)	HKD	Wynn Macau, Ltd.	(1,868,418)
			(410,195,366)
		Consumer Staples (-0.2%)
(103,589)		Freshpet, Inc.	(8,919,013)
(124,000)	JPY	Nippn Corp.	(1,909,118)
(92,400)		Post Holdings, Inc.	(8,581,188)
(101,500)	JPY	Yaoko Company, Ltd.	(5,876,352)
			(25,285,671)

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

NUMBER OF SHARES			VALUE
		Energy (-2.1%)
(147,371)		Chesapeake Energy Corp.	$(11,363,778)
(299,174)		Chevron Corp.	(44,107,223)
(525,087)		Exxon Mobil Corp.	(53,984,194)
(96,468)		Northern Oil & Gas, Inc.	(3,231,678)
(776,490)		Pioneer Natural Resources Company	(178,460,697)
(133,200)		World Kinect Corp.	(3,006,324)
			(294,153,894)
		Financials (-0.3%)
(5,000)		Affirm Holdings, Inc.	(202,550)
(292,500)		Apollo Global Management, Inc.	(29,367,000)
(54,500)		Coinbase Global, Inc. - Class A	(6,986,900)
(177,000)		SoFi Technologies, Inc.	(1,385,910)
			(37,942,360)
		Health Care (-1.5%)
(64,000)		Alnylam Pharmaceuticals, Inc.	(11,066,240)
(120,580)		Amphastar Pharmaceuticals, Inc.	(6,434,149)
(34,400)		Ascendis Pharma, A/S (ADR)	(4,469,592)
(240,066)		Bridgebio Pharma, Inc.	(8,231,863)
(280,000)		BrightSpring Health Services, Inc.	(3,085,600)
(112,619)		CONMED Corp.	(10,766,376)
(150,300)		Dexcom, Inc.	(18,238,905)
(68,200)		Enovis Corp.	(4,003,340)
(94,406)		Envista Holdings Corp.	(2,218,541)
(192,000)		Evolent Health, Inc. - Class A	(5,646,720)
(400,224)		Halozyme Therapeutics, Inc.	(13,547,582)
(220,900)		Innoviva, Inc.	(3,578,580)
(170,531)		Insmed, Inc.	(4,740,762)
(82,881)		Insulet Corp.	(15,819,497)
(75,560)		Integer Holdings Corp.	(7,655,739)
(259,000)		Ionis Pharmaceuticals, Inc.	(13,310,010)
(687,630)		Ironwood Pharmaceuticals, Inc.	(9,757,470)
(79,920)		Jazz Pharmaceuticals, PLC	(9,807,782)
(40,580)		Lantheus Holdings, Inc.	(2,107,320)
(78,500)		Merit Medical Systems, Inc.	(6,146,550)
(7,000)		Mesa Laboratories, Inc.	(641,340)
(242,500)		Natera, Inc.	(15,990,450)
(35,000)		NeoGenomics, Inc.	(519,750)
(35,000)		Omnicell, Inc.	(1,125,950)
(29,000)		Revance Therapeutics, Inc.	(145,870)
(222,663)		Sarepta Therapeutics, Inc.	(26,494,670)
(17,462)		Shockwave Medical, Inc.	(3,950,778)
(442,149)		Veradigm, Inc.	(4,036,820)
			(213,538,246)
		Industrials (-1.3%)
(90,200)		Air Transport Services Group, Inc.	(1,397,198)
(662,400)		American Airlines Group, Inc.	(9,425,952)
(238,100)	JPY	ANA Holdings, Inc.	(5,290,033)
(36,955)		Axon Enterprise, Inc.	(9,204,012)
(402,400)		Bloom Energy Corp. - Class A	(4,555,168)
(315,700)		Chart Industries, Inc.	(36,848,504)
(572,359)		Clarivate, PLC	(5,116,889)
(257,933)		Fluor Corp.	(9,726,653)
(103,056)		Granite Construction, Inc.	(4,648,856)
(74,380)		Greenbrier Companies, Inc.	(3,381,315)
(49,800)		John Bean Technologies Corp.	(4,918,248)
(71,000)		Lyft, Inc. - Class A	(886,790)
(95,700)		Middleby Corp.	(13,500,399)
(19,000)		RBC Bearings, Inc.	(5,102,260)
(129,000)	EUR	Safran, SA	(24,176,539)
(465,200)	JPY	Seino Holdings Company, Ltd.	(6,824,071)
(3,374,000)	SGD	Singapore Airlines, Ltd.	(16,800,835)
(22,494)		Tetra Tech, Inc.	(3,558,101)
(217,000)		Uber Technologies, Inc.	(14,163,590)
(130,305)		Upwork, Inc.	(1,786,482)
(340,000)		Virgin Galactic Holdings, Inc.	(605,200)
			(181,917,095)
		Information Technology (-8.1%)
(21,800)		Advanced Energy Industries, Inc.	(2,271,124)
(1,190,100)		Akamai Technologies, Inc.	(146,656,023)
(114,250)		Altair Engineering, Inc. - Class A	(9,713,535)
(119,700)		Bentley Systems, Inc. - Class B	(6,032,880)
(102,759)		BILL Holdings, Inc.	(8,020,340)
(187,841)		Blackline, Inc.	(11,022,510)
(153,000)		Block, Inc.	(9,946,530)
(690,000)		Box, Inc. - Class A	(17,926,200)
(27,900)		Ceridian HCM Holding, Inc.	(1,939,608)
(93,594)		Cloudflare, Inc. - Class A	(7,398,606)
(91,800)		Confluent, Inc. - Class A	(2,052,648)
(78,439)		CSG Systems International, Inc.	(3,946,266)
(92,900)		CyberArk Software, Ltd.	(21,690,292)
(186,600)		Datadog, Inc. - Class A	(23,220,504)
(25,750)		DigitalOcean Holdings, Inc.	(868,290)
(902,200)		Dropbox, Inc. - Class A	(28,581,696)
(25,734)		Enphase Energy, Inc.	(2,679,681)
(85,700)		Envestnet, Inc.	(4,379,270)
(36,000)		Five9, Inc.	(2,730,960)
(92,333)		Guidewire Software, Inc.	(10,311,750)
(25,500)		Impinj, Inc.	(2,472,990)
(2,113,399)		Infinera Corp.	(10,440,191)
(190,288)		Insight Enterprises, Inc.	(35,153,805)
(110,973)		InterDigital, Inc.	(11,657,714)
(47,916)		Itron, Inc.	(3,456,660)
(115,000)		Jamf Holding Corp.	(2,132,100)
(4,069,000)	HKD	Lenovo Group, Ltd.	(4,252,231)
(387,323)		Lumentum Holdings, Inc.	(21,279,526)
(50,000)		Marathon Digital Holdings, Inc.	(886,500)
(9,253)		MicroStrategy, Inc. - Class A	(4,637,696)
(98,800)		Model N, Inc.	(2,662,660)
(287,029)		MongoDB, Inc.	(114,960,855)
(134,048)		Nova, Ltd.	(19,411,491)
(163,752)		Nutanix, Inc. - Class A	(9,202,862)
(45,662)		Okta, Inc.	(3,773,964)
(1,361,700)		ON Semiconductor Corp.	(96,857,721)
(242,709)		PagerDuty, Inc.	(5,747,349)
(1,007,986)		Palo Alto Networks, Inc.	(341,213,341)
(131,500)		Progress Software Corp.	(7,470,515)
(36,500)		PROS Holdings, Inc.	(1,256,330)
(166,800)		Rapid7, Inc.	(9,179,004)
(164,400)		Seagate Technology Holdings, PLC	(14,085,792)
(143,000)		Shift4 Payments, Inc. - Class A	(10,268,830)
(127,498)		Splunk, Inc.	(19,554,368)
(300,000)		Varonis Systems, Inc.	(13,464,000)
(33,300)		Verint Systems, Inc.	(988,677)
(216,646)		Vishay Intertechnology, Inc.	(4,707,718)
(543,900)		Western Digital Corp.	(31,138,275)
(350,700)		Wolfspeed, Inc.	(11,415,285)
(169,100)		Workiva, Inc.	(15,716,154)
			(1,150,833,317)
		Materials (-0.3%)
(25,000)	JPY	ARE Holdings, Inc.	(349,402)
(642,997)		ATI, Inc.	(26,279,287)
(48,870)		Lithium Americas Argentina Corp.	(216,983)
(51,200)	JPY	Maeda Kosen Company, Ltd.	(1,121,892)

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

NUMBER OF SHARES			VALUE
(678,100)	JPY	Nippon Steel Corp.	$(16,448,002)
			(44,415,566)
		Real Estate (-0.3%)
(605,000)	HKD	Link REIT	(3,033,532)
(88,000)	JPY	Relo Group, Inc.	(890,583)
(107,500)		Ventas, Inc.	(4,986,925)
(112,800)		Welltower, Inc.	(9,758,328)
(557,000)		Zillow Group, Inc. - Class C	(31,659,880)
			(50,329,248)
		Utilities (-0.6%)
(77,700)		Alliant Energy Corp.	(3,780,882)
(66,000)		American Water Works Company, Inc.	(8,185,320)
(163,000)		CenterPoint Energy, Inc.	(4,554,220)
(60,500)		CMS Energy Corp.	(3,458,180)
(84,000)		Duke Energy Corp.	(8,049,720)
(127,000)		Evergy, Inc.	(6,447,790)
(160,000)		FirstEnergy Corp.	(5,868,800)
(180,000)		NextEra Energy, Inc.	(10,553,400)
(490,000)		PG&E Corp.	(8,266,300)
(255,000)		PPL Corp.	(6,681,000)
(226,600)		Southern Company	(15,753,232)
(96,900)		Sunnova Energy International, Inc.	(1,019,388)
			(82,618,232)
		Total Common Stocks Sold Short (Proceeds $2,307,425,020)	(2,559,582,428)
		TOTAL SECURITIES SOLD SHORT (Proceeds $2,307,425,020)	(2,559,582,428)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
Written Options (-4.7%) #
		Consumer Discretionary (-0.1%)
(11,000)		Carnival Corp.
18,238,000		Call, 06/21/24, Strike $10.00	(7,617,500)
(500)		Irobot Corp.
680,000		Call, 02/16/24, Strike $17.00	(7,500)
(500)		iRobot Corp.
680,000		Call, 03/15/24, Strike $14.00	(87,500)
			(7,712,500)
		Consumer Staples (0.0%)
(751)		Albertsons Companies, Inc.
1,593,622		Call, 02/16/24, Strike $23.00	(3,755)

		Industrials (0.0%)
		Spirit Airlines, Inc.
(1,100)
691,900		Call, 06/21/24, Strike $7.50	(188,650)
(1)
629		Call, 06/21/24, Strike $10.00	(115)
			(188,765)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
		Other (-4.6%)
		S&P 500 Index
(4,350)
2,107,857,750		Call, 06/28/24, Strike $4,750.00	$(120,756,000)
(3,000)
1,453,695,000		Call, 03/28/24, Strike $4,700.00	(66,270,000)
(500)
242,282,500		Call, 06/28/24, Strike $4,350.00	(30,505,000)
		SPDR S&P 500 ETF Trust
(7,000)
3,391,955,000		Call, 03/28/24, Strike $4,300.00	(410,410,000)
(500)
242,282,500		Call, 03/28/24, Strike $4,350.00	(26,920,000)
			(654,861,000)
		Utilities (0.0%)
(17)		Pnm Resources, Inc.	(255)
61,591		Call, 02/16/24, Strike $40.00
			(255)
		Total Written Options (Premium $566,456,290)	(662,766,275)

FORWARD FOREIGN CURRENCY CONTRACTS

	SHORT	SETTLEMENT	LOCAL	CURRENT	UNREALIZED
COUNTERPARTY	CONTRACTS	DATE	CURRENCY	VALUE	GAIN/LOSS
Bank of New York	Singapore Dollar	04/26/24	24,048,000	$17,992,657	$20,637
State Street Bank and Trust	British Pound Sterling	04/26/24	15,027,000	19,055,117	(24,020)
State Street Bank and Trust	Japanese Yen	04/26/24	3,109,342,000	21,405,589	150,482
State Street Bank and Trust	European Monetary Unit	04/26/24	102,255,000	110,903,351	889,238
					$1,036,337

NOTES TO SCHEDULE OF INVESTMENTS

~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options, swaps, or securities sold short. The aggregate value of such securities is $4,542,459,514.
^	Security, or portion of security, is on loan.
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Funds. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
@	In default status and considered non-income producing.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2024.
#	Non-income producing security.
‡‡‡	Security fair valued using significant unobservable inputs and classified as a Level 3 security.
&	Illiquid security.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2024.
***	The rate disclosed is the 7 day net yield as of January 31, 2024.

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

ABBREVIATION
ADR	American Depositary Receipt

FOREIGN CURRENCY ABBREVIATION
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
SGD	Singapore Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency.  The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown. For purchased options denominated in JPY, the strike price shown is a percentage of the par value of the underlying.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2024 (see Note 3):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$5,423,555,125	$—	$5,423,555,125
Corporate Bonds	—	231,777,689	—	231,777,689
Convertible Preferred Stocks	79,114,824	—	—	79,114,824
Common Stocks	8,206,485,636	—	277,808	8,206,763,444
Investments in Affiliated Fund	332,910,580	—	—	332,910,580
Warrants	4,998,376	137,353	—	5,135,729
Rights	223,647	—	—	223,647
Purchased Options	24,882,500	26,643,685	—	51,526,185
Investment of Cash Collateral For Securities Loaned	—	96,912,209	—	96,912,209
Forward Foreign Currency Contracts	—	1,060,357	—	1,060,357
Total Return Swaps	—	88,860	—	88,860
Total	$8,648,615,563	$5,780,175,278	$277,808	$14,429,068,649
Liabilities:
Common Stocks Sold Short	$2,556,548,896	$3,033,532	$—	$2,559,582,428
Written Options	662,766,275	—	—	662,766,275
Forward Foreign Currency Contracts	—	24,020	—	24,020
Total	$3,219,315,171	$3,057,552	$—	$3,222,372,723

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

TOTAL RETURN SWAPS

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	FIXED RATE (FUND PAYS)	FLOATING RATE (FUND RECEIVES)	TERMINATION DATE	PERIODIC PAYMENT FREQUENCY	NOTIONAL AMOUNT	UPFRONT PAYMENTS (PAID)/ RECEIVED	MARKET VALUE	UNREALIZED APPRECIATION/ (DEPRECIATION)
JPMorgan Chase Bank N.A.	Federal Realty Investment Trust	Equity returns on 35,300 shares of Federal Realty Investment Trust	1 mo. OBFR Plus 1.000%	02/09/24	Monthly	$3,612,249	—	$21,180	$21,180
Morgan Stanley & Co.	Winnebago Industries, Inc.	Equity returns on 35,250 shares of Winnebago Industries, Inc.	1 mo. OBFR Plus 1.000%	03/06/24	Annually	2,384,310	—	67,680	67,680
							$—	$88,860	$88,860

See accompanying Notes to Schedule of Investments

Calamos Hedged Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

NUMBER OF SHARES		VALUE

Common Stocks (100.5)%
	Communication Services (9.0)%
80,473	Alphabet, Inc. - Class A~#	$11,274,267
90,236	Alphabet, Inc. - Class C~#	12,795,465
80,694	AT&T, Inc.~	1,427,477
69,652	Comcast Corp. - Class A	3,241,604
12,881	Fox Corp. - Class A	416,056
14,895	Match Group, Inc.#	571,670
34,603	Meta Platforms, Inc. - Class A#	13,500,015
6,657	Netflix, Inc.~#	3,755,280
10,653	T-Mobile U.S., Inc.	1,717,583
66,480	Verizon Communications, Inc.~	2,815,428
32,297	Walt Disney Company~	3,102,127
		54,616,972
	Consumer Discretionary (10.5)%
134,131	Amazon.com, Inc.~#	20,817,131
11,396	Aptiv, PLC#	926,837
574	Booking Holdings, Inc.~#	2,013,288
15,088	Caesars Entertainment, Inc.#	661,911
51,388	Carnival Corp.#	852,013
690	Chipotle Mexican Grill, Inc.#	1,662,051
4,456	Darden Restaurants, Inc.	724,456
13,845	DR Horton, Inc.	1,978,589
12,078	eBay, Inc.	496,043
61,475	Ford Motor Company	720,487
23,080	General Motors Company	895,504
16,948	Home Depot, Inc.~	5,981,966
14,323	Las Vegas Sands Corp.	700,681
13,838	Lowe's Companies, Inc.	2,945,280
1,348	Lululemon Athletica, Inc.#	611,749
10,726	McDonald's Corp.~	3,139,715
15,469	MGM Resorts International#^	670,891
21,666	NIKE, Inc. - Class B~	2,199,749
32,847	Norwegian Cruise Line Holdings, Ltd.#^	584,677
1,337	O'Reilly Automotive, Inc.#	1,367,818
7,679	Ross Stores, Inc.	1,077,210
18,616	Starbucks Corp.~	1,731,846
40,922	Tesla, Inc.#	7,664,281
21,461	TJX Cos., Inc.~	2,036,864
2,362	Ulta Beauty, Inc.#	1,185,842
		63,646,879
	Consumer Staples (6.4)%
29,586	Altria Group, Inc.~	1,186,990
13,044	Archer-Daniels-Midland Company	724,986
8,365	Church & Dwight Company, Inc.	835,245
54,102	Coca-Cola Company~	3,218,528
12,600	Colgate-Palmolive Company	1,060,920
5,945	Constellation Brands, Inc. - Class A	1,457,001
5,144	Costco Wholesale Corp.~	3,574,463
4,026	Dollar General Corp.	531,714
6,936	Dollar Tree, Inc.#	905,980
4,557	Estee Lauder Companies, Inc. - Class A	601,479
13,762	General Mills, Inc.	893,291
10,439	Kellogg Company	571,640
7,781	Kimberly-Clark Corp.	941,268
17,979	Kraft Heinz Company	667,560
18,111	Kroger Company	835,642
36,349	Mondelez International, Inc. - Class A~	2,735,989
15,716	Monster Beverage Corp.#	864,694
16,594	PepsiCo, Inc.~	2,796,587
30,374	Philip Morris International, Inc.~	2,759,478
29,831	Procter & Gamble Company	4,687,643
13,556	Sysco Corp.	1,097,087
8,579	Target Corp.	1,193,167
25,589	Walmart, Inc.~	4,228,582
		38,369,934
	Energy (4.2)%
33,502	Chevron Corp.~	4,939,200
22,733	ConocoPhillips~	2,543,141
6,410	EOG Resources, Inc.	729,394
38,996	Exxon Mobil Corp.	4,009,179
14,756	Hess Corp.	2,073,661
43,126	Kinder Morgan, Inc.	729,692
22,831	Marathon Petroleum Corp.	3,780,814
12,806	Occidental Petroleum Corp.	737,241
8,645	ONEOK, Inc.	590,021
6,055	Phillips 66	873,797
8,597	Pioneer Natural Resources Company	1,975,848
18,244	Schlumberger, NV	888,483
6,027	Valero Energy Corp.	837,150
21,764	Williams Companies, Inc.	754,340
		25,461,961
	Financials (13.5)%
8,939	Aflac, Inc.~	753,915
6,866	Allstate Corp.~	1,065,947
15,348	American Express Company~	3,080,958
30,562	American International Group, Inc.~	2,124,365
4,206	Ameriprise Financial, Inc.	1,627,007
7,657	Arthur J Gallagher & Company	1,777,649
6,314	Assurant, Inc.~^	1,060,436
169,779	Bank of America Corp.~	5,774,184
15,582	Bank of New York Mellon Corp.	864,178
23,142	Berkshire Hathaway, Inc. - Class B#	8,880,511
1,617	BlackRock, Inc.	1,252,059
7,114	Cboe Global Markets, Inc.~	1,307,909
29,844	Charles Schwab Corp.	1,877,784
9,507	Chubb, Ltd.	2,329,215
22,479	Citigroup, Inc.~	1,262,645
3,364	CME Group, Inc.	692,446
9,131	Discover Financial Services	963,503
10,204	Fiserv, Inc.~#	1,447,641
5,651	Global Payments, Inc.	752,883
9,072	Goldman Sachs Group, Inc.~	3,483,739
33,731	Huntington Bancshares, Inc.	429,396
3,857	Jack Henry & Associates, Inc.	639,606
41,068	JPMorgan Chase & Company~	7,160,616
4,178	M&T Bank Corp.	576,982
11,875	Marsh & McLennan Cos., Inc.~	2,301,850
13,514	Mastercard, Inc. - Class A~	6,070,894
12,948	MetLife, Inc.	897,555
21,048	Morgan Stanley	1,836,228
6,695	Northern Trust Corp.	533,190
10,810	PayPal Holdings, Inc.#	663,194
5,016	Prudential Financial, Inc.	526,329
4,350	S&P Global, Inc.~	1,950,322
5,900	State Street Corp.	435,833

See accompanying Notes to Schedule of Investments

1

Calamos Hedged Equity Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

NUMBER OF SHARES		VALUE
5,587	Travelers Companies, Inc.	$1,180,868
15,455	US Bancorp~	642,001
30,662	Visa, Inc. - Class A^	8,378,698
79,462	Wells Fargo & Company~	3,987,403
20,066	Zions Bancorp NA	840,765
		81,430,704
	Health Care (13.5)%
22,187	Abbott Laboratories~	2,510,459
27,561	AbbVie, Inc.	4,531,028
14,224	Agilent Technologies, Inc.~	1,850,542
6,242	Amgen, Inc.~	1,961,611
15,576	Baxter International, Inc.~	602,635
5,210	Becton Dickinson & Co	1,244,200
3,246	Biogen, Inc.#	800,658
45,956	Boston Scientific Corp.#	2,907,177
43,851	Bristol-Myers Squibb Company~	2,142,998
10,134	Centene Corp.#	763,192
4,305	Cigna Group	1,295,590
19,040	CVS Health Corp.~	1,416,005
12,434	Danaher Corp.	2,983,041
8,092	Dexcom, Inc.#	981,964
14,501	Edwards Lifesciences Corp.~#	1,137,893
14,727	Eli Lilly & Company	9,507,899
5,338	GE Healthcare, Inc.	391,596
20,283	Gilead Sciences, Inc.~	1,587,348
4,247	HCA Healthcare, Inc.	1,294,910
2,743	Humana, Inc.~	1,037,019
7,267	Intuitive Surgical, Inc.~#	2,748,525
4,111	IQVIA Holdings, Inc.#	856,034
35,087	Johnson & Johnson	5,575,324
4,021	Laboratory Corp. of America Holdings	893,868
2,648	McKesson Corp.	1,323,709
21,512	Medtronic, PLC	1,883,161
37,726	Merck & Company, Inc.~	4,556,546
85,066	Pfizer, Inc.~	2,303,587
4,852	Quest Diagnostics, Inc.	623,142
1,035	Regeneron Pharmaceuticals, Inc.#	975,777
3,789	Stryker Corp.	1,271,134
7,427	Thermo Fisher Scientific, Inc.~	4,003,004
17,933	UnitedHealth Group, Inc.	9,177,033
5,392	Vertex Pharmaceuticals, Inc.~#	2,336,785
3,768	Zimmer Biomet Holdings, Inc.	473,261
10,087	Zoetis, Inc.	1,894,440
		81,843,095
	Industrials (8.2)%
5,971	3M Company	563,364
4,518	Allegion, PLC	559,735
8,608	Automatic Data Processing, Inc.~	2,115,674
5,896	Boeing Company~#	1,244,292
23,552	Carrier Global Corp.	1,288,530
11,997	Caterpillar, Inc.~	3,602,819
63,696	CSX Corp.~	2,273,947
4,331	Deere & Company~	1,704,595
14,892	Delta Air Lines, Inc.~	582,873
5,943	Eaton Corp., PLC	1,462,454
16,999	Emerson Electric Company~	1,559,318
4,408	Generac Holdings, Inc.#	501,057
3,759	General Dynamics Corp.	996,097
16,019	General Electric Company	2,121,236
14,400	Honeywell International, Inc.~	2,912,544
745	Hubbell, Inc.	250,000
5,356	Illinois Tool Works, Inc.	1,397,380
13,815	Johnson Controls International, PLC	727,912
5,983	L3Harris Technologies, Inc.	1,246,977
3,017	Lockheed Martin Corp.~	1,295,530
12,639	Masco Corp.	850,478
3,436	Norfolk Southern Corp.	808,285
3,090	Northrop Grumman Corp.~	1,380,488
5,657	Otis Worldwide Corp.	500,305
13,261	PACCAR, Inc.	1,331,272
8,091	Paychex, Inc.	984,917
2,904	Paycom Software, Inc.	552,457
13,600	Pentair, PLC	995,112
30,722	RTX Corp.~	2,799,389
27,151	Southwest Airlines Company	811,543
15,893	Union Pacific Corp.~	3,876,780
15,681	United Airlines Holdings, Inc.#	648,880
10,135	United Parcel Service, Inc. - Class B~	1,438,157
4,144	Veralto Corp.	317,803
5,086	Verisk Analytics, Inc.	1,228,422
9,735	Waste Management, Inc.~	1,807,108
6,993	Xylem, Inc.~	786,293
		49,524,023
	Information Technology (29.3)%
8,509	Accenture, PLC - Class A	3,096,255
6,223	Adobe, Inc.#	3,844,445
28,395	Advanced Micro Devices, Inc.~#	4,761,558
13,214	Amphenol Corp. - Class A	1,335,935
10,551	Analog Devices, Inc.	2,029,590
222,212	Apple, Inc.~	40,975,893
12,880	Applied Materials, Inc.	2,116,184
3,678	Autodesk, Inc.#	933,513
6,798	Broadcom, Inc.~	8,021,640
80,861	Cisco Systems, Inc.~	4,057,605
10,316	Cognizant Technology Solutions Corp. - Class A	795,570
2,172	Enphase Energy, Inc.#	226,170
3,802	Gartner, Inc.#	1,739,187
21,208	HP, Inc.	608,882
44,163	Intel Corp.~	1,902,542
10,376	International Business Machines Corp.	1,905,656
5,442	Intuit, Inc.~	3,435,698
25,140	Micron Technology, Inc.~	2,155,755
111,770	Microsoft Corp.~	44,437,517
1,919	Monolithic Power Systems, Inc.	1,156,620
5,713	NetApp, Inc.	498,174
37,101	NVIDIA Corp.~	22,827,132
5,691	NXP Semiconductors, NV	1,198,354
8,902	ON Semiconductor Corp.#	633,199
27,643	Oracle Corp.~	3,087,723
6,734	Palo Alto Networks, Inc.#	2,279,526
5,452	PTC, Inc.#	984,904
6,877	Qorvo, Inc.#	685,912
18,167	QUALCOMM, Inc.~	2,697,981
17,195	Salesforce, Inc.~#	4,833,342
3,654	ServiceNow, Inc.#	2,796,772
8,114	Skyworks Solutions, Inc.	847,588
5,516	TE Connectivity, Ltd.	784,320
8,181	Teradyne, Inc.	790,203
10,116	Texas Instruments, Inc.~	1,619,774
2,483	Tyler Technologies, Inc.#	1,049,688
		177,150,807

See accompanying Notes to Schedule of Investments

2

Calamos Hedged Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

NUMBER OF SHARES		VALUE
	Materials (2.2)%
4,993	Air Products & Chemicals, Inc.~	$1,276,760
4,081	Avery Dennison Corp.	813,955
5,136	Celanese Corp.	751,345
14,231	Corteva, Inc.	647,226
14,228	Dow, Inc.	762,621
12,792	DuPont de Nemours, Inc.	790,546
40,117	Freeport-McMoRan, Inc.	1,592,244
11,158	Linde, PLC	4,517,093
6,326	PPG Industries, Inc.	892,219
3,873	Sherwin-Williams Company	1,178,864
		13,222,873
	Real Estate (1.8)%
4,349	Alexandria Real Estate Equities, Inc.	525,794
5,466	American Tower Corp.	1,069,423
3,999	AvalonBay Communities, Inc.	715,861
5,426	Crown Castle, Inc.	587,365
6,089	Digital Realty Trust, Inc.	855,261
1,000	Equinix, Inc.	829,770
5,202	Mid-America Apartment Communities, Inc.	657,429
16,006	Prologis, Inc.	2,027,800
2,865	Public Storage	811,339
9,952	Realty Income Corp.	541,289
8,114	Regency Centers Corp.	508,505
12,598	UDR, Inc.	453,780
10,192	Welltower, Inc.	881,710
18,968	Weyerhaeuser Company	621,581
		11,086,907
	Utilities (1.9)%
31,043	AES Corp.~	517,797
12,154	American Electric Power Company, Inc.~	949,714
11,306	CMS Energy Corp.	646,251
9,467	Consolidated Edison, Inc.	860,550
11,193	Dominion Energy, Inc.	511,744
15,480	Duke Energy Corp.~	1,483,448
6,849	Edison International	462,171
6,930	Entergy Corp.	691,337
9,549	Exelon Corp.	332,401
15,679	FirstEnergy Corp.	575,106
24,900	NextEra Energy, Inc.~	1,459,887
19,157	NiSource, Inc.	497,507
12,039	Public Service Enterprise Group, Inc.	698,142
17,185	Southern Company	1,194,701
13,797	Xcel Energy, Inc.	826,026
		11,706,782
	Total Common Stocks (Cost $429,877,555)	608,060,937

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Purchased Option (2.6)% #
	Other (2.6)%
855	S&P 500 Index
414,303,075	Put, 12/31/24, Strike $4,750.00 (Cost $18,530,603)	$15,659,325

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.2)%
1,090,217	State Street Navigator Securities Lending Government Money Market Portfolio, 5.353%†*** (Cost $1,090,217)	$1,090,217
TOTAL INVESTMENTS (103.3%) (Cost $449,498,375)		624,810,479

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.2%)		(1,090,217)

LIABILITIES, LESS OTHER ASSETS (-3.1%)		(18,475,743)

NET ASSETS (100.0%)		$605,244,519

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTION (-3.3)% #
	Other (-3.3)%
460	S&P 500 Index
222,899,900	Call, 12/31/24, Strike $4,750.00 (Premium $18,779,859)	$(20,207,800)

NOTES TO SCHEDULE OF INVESTMENTS

~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $158,041,857.
#	Non-income producing security.
^	Security, or portion of security, is on loan.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2024.
***	The rate disclosed is the 7 day net yield as of January 31, 2024.

Note:  The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

3

Calamos Hedged Equity Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2024 (see Note 3):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$608,060,937	$—	$—	$608,060,937
Purchased Options	15,659,325	—	—	15,659,325
Investment of Cash Collateral For Securities Loaned	—	1,090,217	—	1,090,217
Total	$623,720,262	$1,090,217	$—	$624,810,479
Liabilities:
Written Options	$20,207,800	$—	$—	$20,207,800
Total	$20,207,800	$—	$—	$20,207,800

See accompanying Notes to Schedule of Investments

4

Calamos Phineus Long/Short Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

NUMBER OF SHARES			VALUE

Common Stocks (88.5%)
		Communication Services (4.7%)
336,000		Alphabet, Inc. - Class A#~	$47,073,600

		Consumer Discretionary (10.7%)
267,500		Amazon.com, Inc.#~	41,516,000
282,000		Hyatt Hotels Corp. - Class A^	36,200,340
120,000		Marriott International, Inc. - Class A~	28,767,600
			106,483,940
		Consumer Staples (3.0%)
367,000		Sysco Corp.~	29,701,310

		Energy (2.8%)
807,000		BP, PLC (ADR)	28,325,700

		Financials (5.6%)
369,000		Morgan Stanley~	32,191,560
467,000		Wells Fargo & Company	23,434,060
			55,625,620
		Health Care (15.0%)
147,500		Danaher Corp.~	35,386,725
397,500		Medtronic, PLC~	34,797,150
325,500		Merck & Company, Inc.~	39,313,890
314,000		Zimmer Biomet Holdings, Inc.~	39,438,400
			148,936,165
		Industrials (23.3%)
100,000		3M Company	9,435,000
467,000		Air Lease Corp.~	19,525,270
61,000	EUR	Airbus, SE	9,716,436
1,671,000		American Airlines Group, Inc.#^	23,778,330
705,500		CSX Corp.~	25,186,350
151,000		Honeywell International, Inc.~	30,541,260
192,000		L3Harris Technologies, Inc.~	40,016,640
10,500		Lockheed Martin Corp.	4,508,805
149,000		Union Pacific Corp.~	36,345,570
780,000		United Airlines Holdings, Inc.#~	32,276,400
			231,330,061
		Information Technology (22.4%)
127,000		Microsoft Corp.~	50,492,660
128,500		NVIDIA Corp.~	79,062,195
395,000		Oracle Corp.~	44,121,500
435,000		Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)~	49,137,600
			222,813,955
		Materials (1.0%)
25,000		Linde, PLC~	10,120,750
		Total Common Stocks
		(Cost $733,941,981)	880,411,101

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Purchased Options (1.1%) #
	Communication Services (0.1%)
	Alphabet, Inc.
3,360 34,009,920	Call, 02/09/24, Strike $143.00	$446,880
1,680 17,004,960	Put, 02/02/24, Strike $143.00	571,200
300 11,704,200	Meta Platforms, Inc. Put, 02/02/24, Strike $370.00	152,250
		1,170,330
	Consumer Discretionary (0.1%)
2,670 41,438,400	Amazon.com, Inc. Call, 02/02/24, Strike $160.00	867,750

	Consumer Staples (0.0%)
3,670 29,701,310	Sysco Corp. Put, 02/16/24, Strike $75.00	18,350

	Financials (0.1%)
9,340 46,868,120	Wells Fargo & Company Call, 02/16/24, Strike $51.00	499,690

	Industrials (0.0%)
420 10,335,360	Eaton Corp., PLC Put, 02/16/24, Strike $240.00	174,300
7,760 32,110,880	United Airlines Holdings, Inc. Call, 02/02/24, Strike $42.00	209,520
		383,820
	Information Technology (0.4%)
1,145 31,170,335	Microsoft Corp. Call, 02/02/24, Strike $380.00	2,043,825
2,385 21,474,540	Taiwan Semiconductor Manufacture Call, 02/16/24, Strike $105.00	2,057,063
		4,100,888
	Other (0.4%)
	SPDR S&P 500 ETF Trust
5,280 254,960,640	Put, 03/15/24, Strike $465.00	1,486,320
5,100 246,268,800	Call, 02/02/24, Strike $491.00	140,250
4,100 197,980,800	Put, 02/02/24, Strike $487.00	1,845,000
		3,471,570
	Total Purchased Options
	(Cost $12,635,847)	10,512,398

See accompanying Notes to Schedule of Investments

1

Calamos Phineus Long/Short Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (3.1%)
30,722,250	State Street Navigator Securities Lending Government Money Market Portfolio, 5.353%†*** (Cost $30,722,250)	$30,722,250
	TOTAL INVESTMENTS (92.7%) (Cost $777,300,078)	921,645,749
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-3.1%)		(30,722,250)
OTHER ASSETS, LESS LIABILITIES (10.4%)		103,372,028
NET ASSETS (100.0%)		$994,295,527

NUMBER OF SHARES		VALUE

Common Stocks Sold Short (-13.3%) #
	Consumer Discretionary (-1.4%)
(73,000)	Tesla, Inc.	(13,672,170)

	Financials (-2.4%)
(701,000)	Bank of America Corp.	(23,841,010)

	Health Care (-1.0%)
(4,100)	Mettler-Toledo International, Inc.	(4,908,479)
(28,500)	ResMed, Inc.	(5,420,700)
		(10,329,179)
	Industrials (-1.6%)
(242,000)	Uber Technologies, Inc.	(15,795,340)

	Information Technology (-6.9%)
(8,700)	KLA Corp.	(5,168,148)
(32,500)	Lam Research Corp.	(26,818,025)
(90,500)	Microchip Technology, Inc.	(7,708,790)
(103,000)	Salesforce, Inc.	(28,952,270)
		(68,647,233)
	Total Common Stocks Sold Short (Proceeds $122,227,919)	(132,284,932)

Exchange-Traded Fund Sold Short (-53.6%) #
	Other (-53.6%)
(1,103,200)	SPDR S&P 500 ETF Trust (Proceeds $513,729,927)	(532,713,216)
	TOTAL SECURITIES SOLD SHORT (Proceeds $635,957,846)	(664,998,148)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT				VALUE

Written Options (-1.5%) #
			Communication Services (0.0%)
(300 (11,704,200	) )		Meta Platforms, Inc. Put, 02/02/24, Strike $350.00	$(42,450)
			Consumer Discretionary (-0.1%)
			Amazon.com, Inc.
(1,340 (20,796,800	) )		Call, 03/15/24, Strike $180.00	(149,410)
(1,330 (20,641,600	) )		Call, 02/16/24, Strike $175.00	(113,715)
(730 (13,672,170	) )		Tesla, Inc. Put, 02/09/24, Strike $190.00	(469,025)
				(732,150)
			Consumer Staples (-0.1%)
(3,670 (29,701,310	) )		Sysco Corp. Call, 03/15/24, Strike $80.00	(981,725)
			Financials (-0.1%)
(7,010 (23,841,010	) )		Bank Of America Corp. Put, 02/16/24, Strike $32.00	(70,100)
(4,670 (23,434,060	) )		Wells Fargo & Company Call, 02/16/24, Strike $50.00	(438,980)
				(509,080)
			Health Care (0.0%)
(785 (9,859,600	) )		Zimmer Biomet Holdings, Inc. Call, 02/16/24, Strike $130.00	(192,325)
			Industrials (-0.1%)
(2,150 (20,285,250	) )		3M Company Put, 02/16/24, Strike $92.00	(234,350)
			Airbus, SE
(620 (9,138,263	) )	EUR	Put, 02/16/24, Strike 145.00	(156,788)
(620 (9,138,263	) )	EUR	Put, 02/16/24, Strike 142.00	(93,805)
			Eaton Corp., PLC
(420 (10,335,360	) )		Put, 02/16/24, Strike $230.00	(67,200)
(420 (10,335,360	) )		Call, 03/15/24, Strike $270.00	(77,700)
(10,350 (42,828,300	) )		United Airlines Holdings, Inc. Call, 03/15/24, Strike $49.00	(248,400)
				(878,243)
			Information Technology (-0.9%)
(1,500 (23,610,000	) )		Apple, Inc. Call, 02/16/24, Strike $200.00	(72,750)
(2,165 (58,937,795	) )		Microsoft Corp. Call, 03/15/24, Strike $415.00	(1,169,100)
			Nvidia Corp.
(1,285 (33,281,500	) )		Call, 03/15/24, Strike $620.00	(4,719,162)
(190 (4,921,000	) )		Call, 04/19/24, Strike $700.00	(387,600)
(2,385 (21,474,540	) )		Taiwan Semiconductor Manufacturing Company, Ltd. Call, 02/16/24, Strike $100.00	(3,183,975)
				(9,532,587)

See accompanying Notes to Schedule of Investments

2

Calamos Phineus Long/Short Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

		Other (-0.2%)
		SPDR S&P 500 ETF Trust
(7,920 (382,440,960	) )	Put, 04/19/24, Strike $420.00	$(1,089,000)
(4,100 (197,980,800	) )	Put, 02/16/24, Strike $475.00	(807,700)
			(1,896,700)
		Real Estate (0.0%)
(380 (5,337,480	) )	Digital Realty Trust, Inc. Call, 02/16/24, Strike $135.00	(304,000)
		Total Written Options
		(Premium $8,782,044)	(15,069,260)

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $471,445,428.
^	Security, or portion of security, is on loan.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2024.
***	The rate disclosed is the 7 day net yield as of January 31, 2024.

FOREIGN CURRENCY ABBREVIATION
EUR	European Monetary Unit

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.  The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2024 (see Note 3):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$870,694,665	$9,716,436	$—	$880,411,101
Purchased Options	10,512,398	—	—	10,512,398
Investment of Cash Collateral For Securities Loaned	—	30,722,250	—	30,722,250
Total	$881,207,063	$40,438,686	$—	$921,645,749
Liabilities:
Common Stocks Sold Short	$132,284,932	$—	$—	$132,284,932
Exchange-Traded Funds Sold Short	532,713,216	—	—	532,713,216
Written Options	15,069,260	—	—	15,069,260
Total	$680,067,408	$—	$—	$680,067,408

See accompanying Notes to Schedule of Investments

3

Calamos Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (36.9%)
		Communication Services (8.5%)
100,000	EUR	Cellnex Telecom, SA
		0.750%, 11/20/31	$91,205
91,000		TechTarget, Inc.
		0.000%, 12/15/26	86,015
			177,220
		Information Technology (28.4%)
26,000		Nutanix, Inc.
		0.250%, 10/01/27	29,851
55,000		Rapid7, Inc.
		0.250%, 03/15/27	49,503
		Splunk, Inc.
94,000		1.125%, 09/15/25	104,546
143,000		1.125%, 06/15/27	139,005
20,000		Unity Software, Inc.
		0.000%, 11/15/26	16,637
70,000		Wix.com, Ltd.
		0.000%, 08/15/25	64,045
153,000		Alteryx, Inc.
		1.000%, 08/01/26	149,790
33,000		Blackline, Inc.
		0.000%, 03/15/26	29,385
17,000		RingCentral, Inc.
		0.000%, 03/15/26	14,895
			597,657
		Total Convertible Bonds (Cost $742,357)	774,877

CORPORATE BONDS (2.8%)
		Energy (2.5%)
53,000		PDC Energy, Inc.
		5.750%, 05/15/26	52,946

		Information Technology (0.3%)
7,000		Playtika Holding Corp.*
		4.250%, 03/15/29	6,074
		Total Corporate Bonds
		(Cost $58,650)	59,020

NUMBER OF SHARES		VALUE

Common Stocks (54.3%)
	Communication Services (0.9%)
1,181	TEGNA, Inc.	18,412
		18,412
	Consumer Discretionary (5.5%)
400	iRobot Corp.#~	5,440
2,063	Capri Holdings, Ltd.#~	100,551
549	Macy's, Inc.	10,041
		116,032
	Consumer Staples (9.6%)
6,276	Albertsons Companies, Inc. - Class A~	133,177
3,108	Sovos Brands, Inc.#	68,531
755	Mirati Therapeutics, Inc.#‡‡‡	755
		202,463
	Energy (18.8%)
1,105	Hess Corp.~	155,286
853	Pioneer Natural Resources Company~	196,045
6,819	Southwestern Energy Company#	43,982
		395,313
	Health Care (11.9%)
1,446	Amedisys, Inc.#~	136,314
1,157	Cerevel Therapeutics Holdings, Inc.#	48,478
723	ImmunoGen, Inc.#	21,198
144	Karuna Therapeutics, Inc.#	45,133
		251,123
	Industrials (0.3%)
500	Spirit Airlines, Inc.	3,145
327	Ai Transportation Acquisition Corp.#	3,375
		6,520
	Information Technology (1.1%)
187	Silicon Motion Technology Corp. (ADR)	11,777
288	Juniper Networks, Inc.	10,645
		22,422
	Materials (2.1%)
947	United States Steel Corp.	44,528
	Special Purpose Acquisition Companies (1.0%)
1,500	Four Leaf Acquisition Corp. - Class A#	15,900
230	Quetta Acquisition Corp.	2,370
231	Spark I Acquisition Corp.	2,368
		20,638
	Utilities (3.1%)
1,791	PNM Resources, Inc.~	64,888
	Total Common Stocks (Cost $1,185,248)	1,142,339
	TOTAL INVESTMENTS (94.0%)
	(Cost $1,986,255)	1,976,236
OTHER ASSETS, LESS LIABILITIES (6.0%)		127,199
NET ASSETS (100.0%)		$2,103,435

Common Stocks Sold Short (-20.4%) #
	Energy (-19.8%)
(591)	Chesapeake Energy Corp.	(45,572)
(1,132)	Chevron Corp.	(166,891)
(1,980)	Exxon Mobil Corp.	(203,564)
		(416,027)

See accompanying Notes to Schedule of Investments

1

Calamos Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

NUMBER OF SHARES		VALUE

	Information Technology (-0.6%)
(225)	Nutanix, Inc. - Class A	$(12,645)
	Total Common Stocks Sold Short (Proceeds $434,939)	(428,672)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Written Options (-0.1%) #
	Consumer Discretionary (0.0%)
(2)	Irobot Corp.
(2,720)	Call, 02/16/24, Strike $17.00	$(30)
(2)	iRobot Corp.
(2,720)	Call, 03/15/24, Strike $14.00	(350)
		(380)
	Consumer Staples (0.0%)
(3)	Albertsons Companies, Inc.
(6,366)	Call, 02/16/24, Strike $23.00	(15)

	Industrials (-0.1%)
(5)	Spirit Airlines, Inc.
(3,145)	Call, 06/21/24, Strike $7.50	(858)

	Information Technology (0.0%)
(1)	Silicon Motion Technology Corp.
(6,298)	Call, 02/16/24, Strike $62.50	(255)
	Total Written Options
	(Premium $2,884)	$(1,508)

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Funds. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $432,710.
‡‡‡	Security fair valued using significant unobservable inputs and classified as a Level 3 security.

FOREIGN CURRENCY ABBREVIATION
EUR	European Monetary Unit

ABBREVIATION
ADR	American Depositary Receipt

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2024.

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$774,877	$—	$774,877
Corporate Bonds	—	59,020	—	59,020
Common Stocks	1,141,584	—	755	1,142,339
Total	$1,141,584	$833,897	$755	$1,976,236
Liabilities:
Common Stocks Sold Short	$428,672	$—	$—	$428,672
Written Options	1,508	—	—	1,508
Total	$430,180	$—	$—	$430,180

See accompanying Notes to Schedule of Investments

2

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

CONVERTIBLE BONDS (94.6%)
	Communication Services (8.6%)
	Liberty Media Corp.*
9,750,000	3.750%, 03/15/28	$12,096,435
9,250,000	2.375%, 09/30/53	9,710,187
11,250,000	Liberty Media Corp.-Liberty Formula One
	2.250%, 08/15/27	11,724,975
7,750,000	Match Group Financeco 3, Inc.*
	2.000%, 01/15/30	6,900,600
8,500,000	Perficient, Inc.
	0.125%, 11/15/26	7,237,750
	Snap, Inc.
20,500,000	0.000%, 05/01/27	16,513,365
4,250,000	0.750%, 08/01/26	4,461,863
4,000,000	Zillow Group, Inc.^
	1.375%, 09/01/26	5,464,520
		74,109,695
	Consumer Discretionary (15.4%)
6,750,000	Booking Holdings, Inc.
	0.750%, 05/01/25	12,602,722
5,000,000	Carnival Corp.
	5.750%, 12/01/27	7,612,850
10,500,000	DISH Network Corp. 12/15/25	7,515,375
10,750,000	DraftKings Holdings, Inc. 03/15/28	8,969,478
9,000,000	Etsy, Inc.
	0.125%, 10/01/26	9,417,780
15,750,000	Ford Motor Company 03/15/26	15,351,997
9,500,000	Liberty Broadband Corp.*
	3.125%, 03/31/53	9,327,955
2,695,000	Lucid Group, Inc.*
	1.250%, 12/15/26	1,071,559
5,250,000	Marriott Vacations Worldwide Corp.^
	3.250%, 12/15/27	4,642,890
13,000,000	Rivian Automotive, Inc.*
	4.625%, 03/15/29	13,847,340
5,250,000	Royal Caribbean Cruises, Ltd.
	6.000%, 08/15/25	13,750,065
7,750,000	Shake Shack, Inc. 03/01/28	6,351,513
3,500,000	Stride, Inc.
	1.125%, 09/01/27	4,487,735
	Wayfair, Inc.
7,500,000	3.500%, 11/15/28*	10,111,575
3,600,000	3.250%, 09/15/27	3,975,156
3,991,000	Winnebago Industries, Inc.*
	3.250%, 01/15/30	4,106,819
		133,142,809
	Consumer Staples (1.0%)
8,000,000	Post Holdings, Inc.
	2.500%, 08/15/27	8,328,720

	Energy (2.5%)
5,410,000	Nabors Industries, Inc.*
	1.750%, 06/15/29	4,004,103
5,000,000	Northern Oil & Gas, Inc.
	3.625%, 04/15/29	5,570,550
4,750,000	Pioneer Natural Resources Company
	0.250%, 05/15/25	11,810,115
		21,384,768
	Financials (1.4%)
10,250,000	Morgan Stanley Finance, LLC
	1.000%, 11/23/27	11,928,950

	Health Care (19.1%)
5,500,000	Alnylam Pharmaceuticals, Inc.
	1.000%, 09/15/27	5,307,115
7,750,000	Alphatec Holdings, Inc.
	0.750%, 08/01/26	8,506,477
6,000,000	CONMED Corp.
	2.250%, 06/15/27	5,708,520
7,000,000	CryoPort, Inc.*
	0.750%, 12/01/26	5,734,470
35,000,000	Dexcom, Inc.*
	0.375%, 05/15/28	35,275,800
4,250,000	Enovis Corp.*^
	3.875%, 10/15/28	5,254,318
4,750,000	Envista Holdings Corp.*^
	1.750%, 08/15/28	4,338,223
	Exact Sciences Corp.
10,750,000	0.375%, 03/01/28	9,468,492
4,000,000	2.000%, 03/01/30*	4,442,920
8,250,000	Halozyme Therapeutics, Inc.
	1.000%, 08/15/28	7,485,802
2,215,000	Immunocore Holdings, PLC*
	2.500%, 02/01/30	2,388,878
5,500,000	Insmed, Inc.
	0.750%, 06/01/28	5,994,560
5,750,000	Insulet Corp.
	0.375%, 09/01/26	6,159,285
10,375,000	Integer Holdings Corp.*
	2.125%, 02/15/28	13,517,899
5,500,000	Ionis Pharmaceuticals, Inc. 04/01/26	5,849,525
12,250,000	Jazz Investments I, Ltd.
	2.000%, 06/15/26	12,353,145
4,359,000	Lantheus Holdings, Inc.
	2.625%, 12/15/27	4,518,932
10,000,000	NeoGenomics, Inc.
	0.250%, 01/15/28	7,641,900
4,250,000	Sarepta Therapeutics, Inc.^
	1.250%, 09/15/27	4,797,400
9,500,000	Shockwave Medical, Inc.*
	1.000%, 08/15/28	10,047,960
		164,791,621
	Industrials (6.2%)
5,000,000	Axon Enterprise, Inc.^
	0.500%, 12/15/27	6,146,450
4,750,000	Fluor Corp.*^
	1.125%, 08/15/29	5,032,767
5,000,000	John Bean Technologies Corp.
	0.250%, 05/15/26	4,528,700
5,500,000	Middleby Corp.
	1.000%, 09/01/25	6,498,965
3,500,000	Parsons Corp.
	0.250%, 08/15/25	5,201,210
4,250,000	Southwest Airlines Company^
	1.250%, 05/01/25	4,368,278

See accompanying Notes to Schedule of Investments

1

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

4,750,000	Tetra Tech, Inc.*
	2.250%, 08/15/28	$4,830,560
	Uber Technologies, Inc.
8,782,000	0.875%, 12/01/28*	9,810,284
6,750,000	0.000%, 12/15/25	6,977,475
		53,394,689
	Information Technology (33.2%)
4,750,000	Advanced Energy Industries, Inc.*
	2.500%, 09/15/28	4,923,090
19,000,000	Akamai Technologies, Inc.*
	1.125%, 02/15/29	21,121,540
11,500,000	Bentley Systems, Inc.
	0.125%, 01/15/26	11,278,510
9,500,000	BILL Holdings, Inc. 12/01/25	8,906,345
3,750,000	Camtek, Ltd.* 12/01/26	5,356,838
8,000,000	Confluent, Inc. 01/15/27	6,699,440
8,750,000	CyberArk Software, Ltd.^ 11/15/24	13,166,650
7,250,000	Datadog, Inc.
	0.125%, 06/15/25	10,260,635
8,500,000	DigitalOcean Holdings, Inc.~ 12/01/26	7,009,185
6,750,000	Enphase Energy, Inc. 03/01/26	6,063,120
2,500,000	MongoDB, Inc.
	0.250%, 01/15/26	4,856,075
	NCL Corp., Ltd.
5,250,000	2.500%, 02/15/27	4,808,580
3,500,000	5.375%, 08/01/25	4,220,370
6,875,000	Nutanix, Inc.
	0.250%, 10/01/27	7,893,394
4,750,000	Okta, Inc.
	0.375%, 06/15/26	4,223,938
19,250,000	ON Semiconductor Corp.*
	0.500%, 03/01/29	18,697,525
6,250,000	Palo Alto Networks, Inc.
	0.375%, 06/01/25	21,262,375
8,000,000	Rapid7, Inc.
	1.250%, 03/15/29	8,759,120
11,500,000	Repay Holdings Corp.* 02/01/26	9,776,840
8,250,000	Seagate HDD Cayman*
	3.500%, 06/01/28	9,935,227
21,750,000	Shift4 Payments, Inc. 12/15/25	23,997,427
7,600,000	SK Hynix, Inc.
	1.750%, 04/11/30	10,020,828
13,750,000	Tyler Technologies, Inc.
	0.250%, 03/15/26	13,955,562
17,000,000	Unity Software, Inc. 11/15/26	14,141,790
5,625,000	Western Digital Corp.*
	3.000%, 11/15/28	7,306,537
7,500,000	Wix.com, Ltd. 08/15/25	6,861,900
10,250,000	Wolfspeed, Inc.^
	0.250%, 02/15/28	6,071,485
4,750,000	Workiva, Inc.*
	1.250%, 08/15/28	4,576,293
6,250,000	Zscaler, Inc.
	0.125%, 07/01/25	9,948,375
		286,098,994
	Materials (2.2%)
2,125,000	ATI, Inc.~
	3.500%, 06/15/25	5,667,056
4,500,000	Ivanhoe Mines, Ltd.*
	2.500%, 04/15/26	6,716,700
8,241,000	MP Materials Corp.*^
	0.250%, 04/01/26	7,078,772
		19,462,528
	Real Estate (0.5%)
5,250,000	Pebblebrook Hotel Trust
	1.750%, 12/15/26	4,709,985

	Utilities (4.5%)
8,875,000	Alliant Energy Corp.*
	3.875%, 03/15/26	8,737,970
9,000,000	CMS Energy Corp.*
	3.375%, 05/01/28	8,829,450
7,000,000	PG&E Corp.*
	4.250%, 12/01/27	7,135,730
9,500,000	PPL Capital Funding, Inc.*
	2.875%, 03/15/28	9,064,045
4,750,000	Southern Company*^
	3.875%, 12/15/25	4,732,188
		38,499,383
	TOTAL CONVERTIBLE BONDS
	(Cost $764,593,421)	815,852,142

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (3.6%)
	Financials (2.3%)
127,810	Apollo Global Management, Inc.
	6.750%, 07/31/26	7,466,660
10,300	Bank of America Corp.~‡‡
	7.250%	12,543,855
		20,010,515
	Industrials (0.5%)
86,940	Chart Industries, Inc.
	6.750%, 12/15/25	4,331,351

	Utilities (0.8%)
187,200	NextEra Energy, Inc.~
	6.926%, 09/01/25	6,965,712
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $32,846,094)	31,307,578

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Purchased Options (0.1%) #
	Information Technology (0.1%)
750	Datadog, Inc.
75,000	Put, 03/15/24, Strike $120.00	515,625
400	Zscaler, Inc.
40,000	Put, 06/21/24, Strike $200.00	412,000
	TOTAL PURCHASED OPTIONS (Cost $1,013,861)	927,625

See accompanying Notes to Schedule of Investments

2

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (2.8%)
23,973,103	State Street Navigator Securities Lending Government Money Market Portfolio, 5.353%†*** (Cost $23,973,103)	$23,973,103
	TOTAL INVESTMENTS (101.1%) (Cost $822,426,479)	872,060,448
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-2.8%)		(23,973,103)
OTHER ASSETS, LESS LIABILITIES (1.7%)		14,595,887
NET ASSETS (100.0%)		$862,683,232

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Bank of New York	Canadian Dollar	04/26/24	415,000	$309,018	$1,123
					$1,123

COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	Canadian Dollar	04/26/24	1,642,000	$1,222,668	$(5,075)

COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	Canadian Dollar	04/26/24	7,424,000	5,528,067	$(6,153)
State Street Bank and Trust	South Korean Won	04/26/24	11,627,322,000	8,752,877	(10,464)
					$(21,692)

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Funds. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $18,879,362.
‡‡	Perpetual maturity.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2024.
***	The rate disclosed is the 7 day net yield as of January 31, 2024.

Note:  The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2024 (see Note 3):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$815,852,142	$—	$815,852,142
Convertible Preferred Stocks	31,307,578	—	—	31,307,578
Purchased Options	927,625	—	—	927,625
Investment of Cash Collateral For Securities Loaned	—	23,973,103	—	23,973,103
Forward Foreign Currency Contracts	—	1,123	—	1,123
Total	$32,235,203	$839,826,368	$—	$872,061,571
Liabilities:
Forward Foreign Currency Contracts	$—	$21,692	$—	$21,692
Total	$—	$21,692	$—	$21,692

See accompanying Notes to Schedule of Investments

3

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CONVERTIBLE BONDS (95.0%)
		Communication Services (6.3%)
500,000	EUR	America Movil, BV
		0.000%, 03/02/24	$547,072
863,000		Bharti Airtel, Ltd.*
		1.500%, 02/17/25	1,663,657
50,000,000	JPY	CyberAgent, Inc.
		0.000%, 02/19/25	335,660
3,546,000		Sea, Ltd.
		0.250%, 09/15/26	2,990,271
1,400,000		Snap, Inc.
		0.000%, 05/01/27	1,127,742
808,000		Zillow Group, Inc.
		1.375%, 09/01/26	1,103,833
			7,768,235
		Consumer Discretionary (20.0%)
607,000		Booking Holdings, Inc.
		0.750%, 05/01/25	1,133,311
1,189,000		DISH Network Corp.
		0.000%, 12/15/25	851,027
2,719,000		DraftKings Holdings, Inc.
		0.000%, 03/15/28	2,268,652
772,000		Etsy, Inc.
		0.125%, 10/01/26	807,836
1,329,000		Farfetch, Ltd.
		3.750%, 05/01/27	29,331
1,400,000	AUD	Flight Centre Travel Group, Ltd.
		1.625%, 11/01/28	892,753
657,000		Liberty Broadband Corp.*
		3.125%, 03/31/53	645,102
1,330,000		Lucid Group, Inc.*
		1.250%, 12/15/26	528,821
1,458,000		MakeMyTrip, Ltd.
		0.000%, 02/15/28	2,191,126
2,300,000		Meituan
		0.000%, 04/27/28	1,996,906
646,000		NIO, Inc.*
		4.625%, 10/15/30	501,457
		Ocado Group, PLC
900,000	GBP	0.750%, 01/18/27	883,406
800,000	GBP	0.875%, 12/09/25	890,456
		Rivian Automotive, Inc.*
924,000		4.625%, 03/15/29	984,226
557,000		3.625%, 10/15/30	510,257
889,000		Royal Caribbean Cruises, Ltd.
		6.000%, 08/15/25	2,328,344
160,000,000	JPY	Sanrio Company, Ltd.
		0.000%, 12/14/28	1,213,589
700,000	EUR	Shop Apotheke Europe, NV
		0.000%, 01/21/28	711,396
980,000		Stride, Inc.
		1.125%, 09/01/27	1,256,566
		Wayfair, Inc.
1,398,000		3.500%, 11/15/28*	1,884,798
977,000		1.000%, 08/15/26^	844,499
1,283,000		Wynn Macau, Ltd.*
		4.500%, 03/07/29	1,280,691
			24,634,550
		Consumer Staples (0.9%)
1,000,000	EUR	Fomento Economico Mexicano SAB de CV
		2.625%, 02/24/26	1,082,981

		Energy (3.5%)
1,100,000	EUR	Eni S.p.A
		2.950%, 09/14/30	1,238,580
670,000		Nabors Industries, Inc.*
		1.750%, 06/15/29	495,887
1,341,000		Northern Oil & Gas, Inc.
		3.625%, 04/15/29	1,494,021
409,000		Pioneer Natural Resources Company
		0.250%, 05/15/25	1,016,913
			4,245,401
		Financials (4.0%)
888,000		Affirm Holdings, Inc.
		0.000%, 11/15/26	709,299
841,000		Coinbase Global, Inc.
		0.500%, 06/01/26	738,894
302,478	EUR	Corestate Capital Holding, SA&
		8.000%, 12/31/26
		9.000% PIK rate	165,474
1,000,000	GBP	Cornwall Jersey, Ltd.
		0.750%, 04/16/26	768,035
900,000	EUR	JPMorgan Chase Financial Company, LLC (Voya Financial, Inc.)§
		0.000%, 01/14/25	997,053
1,299,000		Morgan Stanley Finance, LLC
		1.000%, 11/23/27	1,511,776
			4,890,531
		Health Care (14.1%)
761,000		Alnylam Pharmaceuticals, Inc.
		1.000%, 09/15/27	734,312
725,000		BioMarin Pharmaceutical, Inc.
		0.599%, 08/01/24	714,277
650,000		Coherus Biosciences, Inc.
		1.500%, 04/15/26	413,296
841,000		CONMED Corp.
		2.250%, 06/15/27	800,144
		Dexcom, Inc.
1,140,000		0.250%, 11/15/25	1,180,276
623,000		0.375%, 05/15/28*	627,909
625,000		Enovis Corp.*
		3.875%, 10/15/28	772,694
661,000		Envista Holdings Corp.*^
		1.750%, 08/15/28	603,698
		Halozyme Therapeutics, Inc.
785,000		1.000%, 08/15/28	712,285
622,000		0.250%, 03/01/27	534,174
313,000		Immunocore Holdings, PLC*
		2.500%, 02/01/30	337,571
502,000		Innoviva, Inc.
		2.500%, 08/15/25	546,548
732,000		Insmed, Inc.
		0.750%, 06/01/28	797,821
658,000		Integer Holdings Corp.*
		2.125%, 02/15/28	857,328

See accompanying Notes to Schedule of Investments

1

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

788,000		Integra LifeSciences Holdings Corp.
		0.500%, 08/15/25	$742,989
753,000		Ionis Pharmaceuticals, Inc.
		0.000%, 04/01/26	800,853
1,295,000		Jazz Investments I, Ltd.
		2.000%, 06/15/26	1,305,904
415,000		Lantheus Holdings, Inc.
		2.625%, 12/15/27	430,226
941,000		NeoGenomics, Inc.
		0.250%, 01/15/28	719,103
600,000		Omnicell, Inc.
		0.250%, 09/15/25	551,580
620,000		Pacira BioSciences, Inc.
		0.750%, 08/01/25	576,166
759,000		Sarepta Therapeutics, Inc.
		1.250%, 09/15/27	856,759
988,000		Shockwave Medical, Inc.*
		1.000%, 08/15/28	1,044,988
618,000		TransMedics Group, Inc.*^
		1.500%, 06/01/28	740,741
			17,401,642
		Industrials (7.3%)
180,000,000	JPY	Daifuku Co., Ltd.
		0.000%, 09/13/30	1,341,732
600,000	EUR	Duerr, AG
		0.750%, 01/15/26	605,125
981,000		John Bean Technologies Corp.
		0.250%, 05/15/26	888,531
700,000		L&F Company Ltd.
		2.500%, 04/26/30	443,184
652,000		Middleby Corp.
		1.000%, 09/01/25	770,423
600,000	EUR	Prysmian S.p.A
		0.000%, 02/02/26	717,950
600,000	EUR	Rheinmetall, AG
		2.250%, 02/07/30	788,083
651,100	EUR	Schneider Electric, SE 06/15/26	1,391,998
600,000	EUR	SPIE, SA
		2.000%, 01/17/28	704,197
1,196,000		Uber Technologies, Inc.*
		0.875%, 12/01/28	1,336,040
			8,987,263
		Information Technology (31.3%)
		Akamai Technologies, Inc.
978,000		1.125%, 02/15/29*	1,087,203
610,000		0.125%, 05/01/25	804,285
691,000		BILL Holdings, Inc.
		0.000%, 04/01/27	580,585
873,000		Block, Inc.
		0.125%, 03/01/25	842,218
920,000		Confluent, Inc.
		0.000%, 01/15/27	770,436
973,000		CyberArk Software, Ltd. 11/15/24	1,464,131
496,000		Datadog, Inc.
		0.125%, 06/15/25	701,969
2,203,000		DigitalOcean Holdings, Inc.^
		0.000%, 12/01/26	1,816,616
1,374,000		Dropbox, Inc.
		0.000%, 03/01/28	1,437,795
1,777,000	CAD	Dye & Durham, Ltd.*
		3.750%, 03/01/26	1,165,726
1,840,000		Fastly, Inc.
		0.000%, 03/15/26	1,642,623
600,000		Gigabyte Technology Company, Ltd.
		0.000%, 07/27/28	671,118
500,000	EUR	GlobalWafers GmbH
		1.500%, 01/23/29	550,287
663,000		LivePerson, Inc.
		0.000%, 12/15/26	443,070
1,367,000		Microchip Technology, Inc.^
		0.125%, 11/15/24	1,432,507
2,264,000		MicroStrategy, Inc.
		0.000%, 02/15/27	1,830,693
2,783,000		NCL Corp., Ltd.
		1.125%, 02/15/27	2,477,232
700,000	EUR	Nexi S.p.A
		0.000%, 02/24/28	663,555
569,000		Nice, Ltd.
		0.000%, 09/15/25	547,298
		ON Semiconductor Corp.
1,301,000		0.500%, 03/01/29*	1,263,661
824,000		0.000%, 05/01/27	1,190,705
520,000		Palo Alto Networks, Inc.
		0.375%, 06/01/25	1,769,030
729,000		Pegasystems, Inc.
		0.750%, 03/01/25	690,246
190,000,000	JPY	SCREEN Holdings Company, Ltd.
		0.000%, 06/11/25	3,177,769
1,291,000		Seagate HDD Cayman*
		3.500%, 06/01/28	1,554,712
929,000		Shift4 Payments, Inc.
		0.000%, 12/15/25	1,024,994
600,000		SK Hynix, Inc.
		1.750%, 04/11/30	791,118
708,200	EUR	SOITEC
		0.000%, 10/01/25	1,352,216
796,000		Tyler Technologies, Inc.
		0.250%, 03/15/26	807,900
992,000		Unity Software, Inc.
		0.000%, 11/15/26	825,215
		Workiva, Inc.
977,000		1.250%, 08/15/28*	941,271
120,000		1.125%, 08/15/26	154,751
1,335,000		Xero Investments, Ltd.
		0.000%, 12/02/25	1,213,275
490,000		Zscaler, Inc.
		0.125%, 07/01/25	779,953
			38,466,163
		Materials (2.5%)
1,448,000		Amyris, Inc.@
		1.500%, 11/15/26	51,346
1,300,000		LG Chem, Ltd.
		1.250%, 07/18/28	1,234,506
844,000		Lithium Americas Corp.
		1.750%, 01/15/27	585,626
70,000,000	JPY	Nippon Steel Corp.
		0.000%, 10/05/26	688,148
500,000	EUR	POSCO Holdings, Inc.
		0.000%, 09/01/26	577,997
			3,137,623
		Real Estate (2.0%)
400,000	EUR	ANLLIAN Capital, Ltd.
		0.000%, 02/05/25	420,691
1,235,000		Redfin Corp.
		0.000%, 10/15/25	1,054,579

See accompanying Notes to Schedule of Investments

2

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

1,000,000	Vingroup, JSC
	3.000%, 04/20/26	$980,370
		2,455,640
	Utilities (3.1%)
1,282,000	American Water Capital Corp.*
	3.625%, 06/15/26	1,262,231
624,000	CMS Energy Corp.*
	3.375%, 05/01/28	612,175
1,307,000	PPL Capital Funding, Inc.*^
	2.875%, 03/15/28	1,247,022
651,000	Southern Company*
	3.875%, 12/15/25	648,559
		3,769,987
	TOTAL CONVERTIBLE BONDS
	(Cost $117,618,205)	116,840,016

NUMBER OF
SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (2.0%)
	Financials (1.5%)
32,723	Apollo Global Management, Inc.
	6.750%, 07/31/26	1,911,677

	Utilities (0.5%)
15,361	NextEra Energy, Inc.^
	6.926%, 09/01/25	571,583

	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost $2,463,410)	2,483,260

PRINCIPAL
AMOUNT		VALUE

U.S. Government And Agency Securities (1.7%)
	Other (1.7%)
	U.S. Treasury Note
1,022,000	4.375%, 10/31/24	1,017,988
1,016,000	2.250%, 03/31/24^	1,010,960

	Total U.S. Government And Agency Securities
	(Cost $2,030,730)	2,028,948

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT			VALUE

Purchased Options (0.2%) #
		Consumer Discretionary (0.1%)
257		Alibaba Group Holding, Ltd.
1,854,769		Call, 06/21/24, Strike $85.00	80,955

		Other (0.1%)
543	EUR	Totalenergies, SE
3,610,059		Call, 06/21/24, Strike 60.00	$196,027

		Total Purchased Options
		(Cost $470,174)	276,982

NUMBER OF
SHARES/
PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (4.6%)
5,664,729	State Street Navigator Securities Lending Government Money Market Portfolio, 5.353%†***
	(Cost $5,664,729)	5,664,729
	TOTAL INVESTMENTS (103.5%)
	(Cost $128,247,248)	127,293,935
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-4.6%)		(5,664,729)
OTHER ASSETS, LESS LIABILITIES (1.1%)		1,373,409
NET ASSETS (100.0%)		$123,002,615

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Funds. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
&	Illiquid security.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
@	In default status and considered non-income producing.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2024.
***	The rate disclosed is the 7 day net yield as of January 31, 2024.

FOREIGN CURRENCY ABBREVIATIONS
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	European Monetary Unit
GBP	British Pound Sterling
JPY	Japanese Yen

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency.  The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

3

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2024 (see Note 3):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$116,840,016	$—	$116,840,016
Convertible Preferred Stocks	2,483,260	—	—	2,483,260
U.S. Government and Agency Securities	—	2,028,948	—	2,028,948
Purchased Options	276,982	—	—	276,982
Investment of Cash Collateral For Securities Loaned	—	5,664,729	—	5,664,729
Total	$2,760,242	$124,533,693	$—	$127,293,935

CURRENCY EXPOSURE JANUARY 31, 2024

	Value	% of Total Investments
US Dollar	$103,225,979	81.1%
European Monetary Unit	12,710,682	10.0%
Japanese Yen	6,756,898	5.3%
British Pound Sterling	2,541,897	2.0%
Canadian Dollar	1,165,726	0.9%
Australian Dollar	892,753	0.7%

Total Investments	$127,293,935	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

4

Calamos Timpani Small Cap Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

NUMBER OF SHARES		VALUE

Common Stocks (100.0)%
	Communication Services (1.6)%
151,365	Gambling.com Group, Ltd.#	$1,384,990
226,636	VTEX - Class A#	1,847,083
17,240	Yelp, Inc.#	753,905
		3,985,978
	Consumer Discretionary (11.4)%
53,968	Cava Group, Inc.#	2,525,702
10,614	Duolingo, Inc.#	1,898,739
6,653	Grand Canyon Education, Inc.#	868,815
20,746	Kura Sushi USA, Inc. - Class A#	2,035,805
105,270	Modine Manufacturing Company#	7,273,104
24,268	On Holding, AG - Class A#	644,558
106,566	Potbelly Corp.#	1,340,600
94,706	Stride, Inc.#	5,677,625
4,535	TopBuild Corp.#	1,674,005
182,510	Universal Technical Institute, Inc.#	2,577,041
8,696	Wingstop, Inc.	2,444,533
		28,960,527
	Consumer Staples (5.0)%
89,031	Celsius Holdings, Inc.#	4,442,647
33,811	elf Beauty, Inc.#	5,393,869
7,375	Freshpet, Inc.#	634,987
509,457	Mama's Creations, Inc.#	2,195,760
		12,667,263
	Energy (2.0)%
53,245	Newpark Resources, Inc.#	345,560
30,484	Scorpio Tankers, Inc.	2,155,219
40,488	TechnipFMC, PLC	783,038
16,893	Tidewater, Inc.#	1,135,041
8,791	Weatherford International, PLC#	787,234
		5,206,092
	Financials (1.4)%
13,031	Goosehead Insurance, Inc. - Class A#	1,005,993
2,292	Kinsale Capital Group, Inc.	911,231
52,772	Skyward Specialty Insurance Group, Inc.#	1,641,209
		3,558,433
	Health Care (22.2)%
805,410	ADMA Biologics, Inc.#	4,180,078
250,206	Alphatec Holdings, Inc.#	4,025,815
23,870	Amphastar Pharmaceuticals, Inc.#	1,273,703
211,460	Ardelyx, Inc.#	1,846,046
360,510	Augmedix, Inc.#	1,593,454
19,659	Axsome Therapeutics, Inc.#	1,769,900
85,761	Cymabay Therapeutics, Inc.#	2,016,241
13,878	Intra-Cellular Therapies, Inc.#	934,545
80,728	iRadimed Corp.	3,342,947
16,120	Krystal Biotech, Inc.#	1,793,350
31,214	Ligand Pharmaceuticals, Inc.#	2,281,743
455,788	MiMedx Group, Inc.#	3,527,799
50,629	Natera, Inc.#	3,338,476
67,844	NeoGenomics, Inc.#	1,007,483
29,259	PetIQ, Inc.#	525,784
133,201	RadNet, Inc.#	4,924,441
176,306	RxSight, Inc.#	8,023,686
66,924	SI-BONE, Inc.#	1,352,534
29,502	SpringWorks Therapeutics, Inc.#	1,301,923
120,270	Tactile Systems Technology, Inc.#	1,824,496
140,925	Tela Bio, Inc.#	973,792
26,877	TransMedics Group, Inc.#	2,305,240
9,254	UFP Technologies, Inc.#	1,559,392
35,067	Verona Pharma, PLC (ADR)#	643,479
		56,366,347
	Industrials (24.7)%
5,083	Applied Industrial Technologies, Inc.	896,946
19,783	Axon Enterprise, Inc.#	4,927,154
79,466	AZEK Company, Inc.#	3,064,209
51,875	CBIZ, Inc.#	3,302,362
240,664	CECO Environmental Corp.#	4,652,035
8,370	Comfort Systems USA, Inc.	1,820,224
52,847	Construction Partners, Inc. - Class A#	2,404,539
101,209	ExlService Holdings, Inc.#	3,165,818
170,151	FTAI Aviation, Ltd.	9,179,646
24,019	Gibraltar Industries, Inc.#	1,943,617
57,182	Hudson Technologies, Inc.#	725,068
6,952	Huron Consulting Group, Inc.#	719,741
5,556	Moog, Inc. - Class A	776,729
27,671	nVent Electric, PLC	1,661,367
53,943	Sterling Infrastructure, Inc.#	4,051,119
135,593	Tecnoglass, Inc.	6,238,634
16,395	Transcat, Inc.#	1,804,106
117,180	Vertiv Holdings Company - Class A	6,600,749
141,872	VirTra, Inc.#	1,454,188
43,490	VSE Corp.	2,701,164
9,094	XPO, Inc.#	776,991
		62,866,406
	Information Technology (30.5)%
186,766	ACM Research, Inc. - Class A#	3,216,111
16,170	Agilysys, Inc.#	1,353,591
5,058	Appfolio, Inc. - Class A#	1,109,017
199,079	Applied Digital Corp.#	1,023,266
231,968	AvePoint, Inc.#	1,786,154
67,721	Blackbaud, Inc.#	5,479,983
68,918	Braze, Inc. - Class A#	3,725,018
145,083	Celestica, Inc.#	4,985,052
286,758	Credo Technology Group Holding, Ltd.#	5,881,407
16,445	CyberArk Software, Ltd.#	3,839,579
34,608	Dynatrace, Inc.#	1,972,656
41,485	Endava, PLC (ADR)#	2,935,893
305,271	Evolv Technologies Holdings, Inc.#	1,334,034
6,124	Fabrinet#	1,307,535
122,292	Fastly, Inc. - Class A#	2,460,515
23,745	Five9, Inc.#	1,801,296
59,873	FormFactor, Inc.#	2,321,276
59,400	Freshworks Inc- Class A#	1,318,680
95,902	Grid Dynamics Holdings, Inc.#	1,251,521
22,948	Guidewire Software, Inc.#	2,562,833
46,917	Intapp, Inc.#	2,021,184
127,097	Lightspeed Commerce, Inc.#	2,343,669
7,300	Monday.com, Ltd.#	1,533,292
26,261	Onto Innovation, Inc.#	4,241,151
7,948	OSI Systems, Inc.#	1,017,582
7,026	SPS Commerce, Inc.#	1,291,379

See accompanying Notes to Schedule of Investments

1

Calamos Timpani Small Cap Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

NUMBER OF SHARES		VALUE
18,582	Super Micro Computer, Inc.#	$9,841,213
33,238	Varonis Systems, Inc.#	1,491,721
17,815	Wix.com, Ltd.#	2,260,367
		77,706,975
	Materials (0.6)%
6,988	Eagle Materials, Inc.	1,581,245

	Real Estate (0.6)%
347,927	LuxUrban Hotels, Inc.#	1,447,376

	Total Common Stocks (Cost $197,929,377)	254,346,642
	TOTAL INVESTMENTS (100.0)% (Cost $197,929,377)	254,346,642
OTHER ASSETS, LESS LIABILITIES (0.0)%		120,670
NET ASSETS (100.0)%		$254,467,312

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.

ABBREVIATION
ADR	American Depositary Receipt

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2024 (see Note 3):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$245,346,642	$—	$—	$245,346,642
Total	$254,346,642	$—	$—	$254,346,642

See accompanying Notes to Schedule of Investments

2

Calamos Timpani SMID Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

NUMBER OF SHARES		VALUE

Common Stocks (99.9)%
	Communication Services (0.7)%
9,742	VTEX - Class A#	$79,397
1,296	Yelp, Inc.#	56,674
		136,071
	Consumer Discretionary (14.1)%
4,054	Cava Group, Inc.#	189,727
378	Deckers Outdoor Corp.#	284,910
11,214	DraftKings, Inc. - Class A#	437,907
558	Duolingo, Inc.#	99,821
256	Five Below, Inc.#	45,942
494	Grand Canyon Education, Inc.#	64,511
1,368	Kura Sushi USA, Inc. - Class A#	134,242
6,959	Modine Manufacturing Company#	480,797
2,921	On Holding, AG - Class A#	77,582
1,217	Skechers USA, Inc. - Class A#	75,990
6,379	Stride, Inc.#	382,421
464	TopBuild Corp.#	171,276
929	Wingstop, Inc.	261,151
		2,706,277
	Consumer Staples (4.4)%
8,430	Celsius Holdings, Inc.#	420,657
2,265	elf Beauty, Inc.#	361,335
658	Freshpet, Inc.#	56,654
		838,646
	Energy (1.8)%
2,235	Scorpio Tankers, Inc.	158,014
5,000	TechnipFMC, PLC	96,700
794	Tidewater, Inc.#	53,349
438	Weatherford International, PLC#	39,223
		347,286
	Financials (1.4)%
736	Goosehead Insurance, Inc. - Class A#	56,819
340	Kinsale Capital Group, Inc.	135,174
2,821	Skyward Specialty Insurance Group, Inc.#	87,733
		279,726
	Health Care (14.9)%
12,486	Alphatec Holdings, Inc.#	200,900
1,077	Amphastar Pharmaceuticals, Inc.#	57,469
1,140	Axsome Therapeutics, Inc.#	102,634
5,148	Cymabay Therapeutics, Inc.#	121,029
598	Insulet Corp.#	114,140
643	Intra-Cellular Therapies, Inc.#	43,300
2,908	Ionis Pharmaceuticals, Inc.#	149,442
1,030	Krystal Biotech, Inc.#	114,587
28,799	MiMedx Group, Inc.#	222,904
6,017	Natera, Inc.#	396,761
1,776	Neurocrine Biosciences, Inc.#	248,232
8,138	RadNet, Inc.#	300,862
9,447	RxSight, Inc.#	429,933
1,775	SpringWorks Therapeutics, Inc.#	78,331
1,680	TransMedics Group, Inc.#	144,094
562	UFP Technologies, Inc.#	94,703
2,110	Verona Pharma, PLC (ADR)#	38,718
		2,858,039
	Industrials (24.8)%
1,328	Advanced Drainage Systems, Inc.	173,198
218	Applied Industrial Technologies, Inc.	38,468
2,200	Axon Enterprise, Inc.#	547,932
5,971	AZEK Company, Inc.#	230,242
2,958	CBIZ, Inc.#	188,306
14,034	CECO Environmental Corp.#	271,277
398	Clean Harbors, Inc.#	66,848
403	Comfort Systems USA, Inc.	87,640
3,490	Construction Partners, Inc. - Class A#	158,795
554	EMCOR Group, Inc.	126,373
6,440	ExlService Holdings, Inc.#	201,443
11,941	FTAI Aviation, Ltd.	644,217
1,412	Gibraltar Industries, Inc.#	114,259
348	Huron Consulting Group, Inc.#	36,029
2,720	nVent Electric, PLC	163,309
455	Saia, Inc.#	205,014
3,673	Sterling Infrastructure, Inc.#	275,842
8,775	Tecnoglass, Inc.	403,738
697	Transcat, Inc.#	76,698
10,701	Vertiv Holdings Company - Class A	602,787
1,823	XPO, Inc.#	155,757
		4,768,172
	Information Technology (36.7)%
976	Agilysys, Inc.#	81,701
269	Appfolio, Inc. - Class A#	58,981
4,651	Blackbaud, Inc.#	376,359
3,943	Braze, Inc. - Class A#	213,119
8,840	Celestica, Inc.#	303,742
1,792	Cloudflare, Inc. - Class A#	141,658
20,707	Credo Technology Group Holding, Ltd.#	424,701
1,636	CyberArk Software, Ltd.#	381,973
5,542	Dynatrace, Inc.#	315,894
1,129	Elastic, NV#	132,161
1,292	Endava, PLC (ADR)#	91,435
703	EPAM Systems, Inc.#	195,511
275	Fabrinet#	58,715
201	Fair Isaac Corp.#	240,965
6,433	Fastly, Inc. - Class A#	129,432
2,007	Five9, Inc.#	152,251
3,609	FormFactor, Inc.#	139,921
3,105	Freshworks Inc- Class A#	68,931
981	Globant, SA#	231,330
2,208	Guidewire Software, Inc.#	246,589
1,994	Intapp, Inc.#	85,902
9,503	Lightspeed Commerce, Inc.#	175,235
1,966	Manhattan Associates, Inc.#	476,873
550	Monday.com, Ltd.#	115,522
483	MongoDB, Inc.#	193,451
869	Nutanix, Inc. - Class A#	48,838
1,682	Onto Innovation, Inc.#	271,643
374	OSI Systems, Inc.#	47,883
2,971	Pure Storage, Inc. - Class A#	118,810
5,822	Samsara Inc. - Class A#	182,811
303	SPS Commerce, Inc.#	55,691
1,099	Super Micro Computer, Inc.#	582,041
186	Tyler Technologies, Inc.#	78,632
1,810	Wix.com, Ltd.#	229,653

See accompanying Notes to Schedule of Investments

1

Calamos Timpani SMID Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

NUMBER OF SHARES		VALUE
1,710	Zscaler, Inc.#	$402,996
		7,051,350
	Materials (1.1)%
963	Eagle Materials, Inc.	217,908

	Total Common Stocks (Cost $14,752,700)	19,203,475
	TOTAL INVESTMENTS (99.9)% (Cost $14,752,700)	19,203,475
OTHER ASSETS, LESS LIABILITIES (0.1)%		27,679
NET ASSETS (100.0)%		$19,231,154

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.

ABBREVIATION
ADR	American Depositary Receipt

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2024 (see Note 3):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$19,203,475	$—	$—	$19,203,475
Total	$19,203,475	$—	$—	$19,203,475

See accompanying Notes to Schedule of Investments

2

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

NUMBER OF SHARES		VALUE

Common Stocks (97.3)%
	Communication Services (11.6)%
661,000	Alphabet, Inc. - Class A#~	$92,606,100
92,875	Meta Platforms, Inc. - Class A#	36,234,253
25,149	Netflix, Inc.#	14,186,802
20,800	Pinterest, Inc. - Class A#	779,376
89,600	T-Mobile U.S., Inc.	14,446,208
54,036	VTEX - Class A#^	440,394
7,192	Yelp, Inc.#	314,506
		159,007,639
	Consumer Discretionary (15.7)%
634,340	Amazon.com, Inc.#~	98,449,568
3,500	Booking Holdings, Inc.#	12,276,145
22,487	Cava Group, Inc.#	1,052,391
7,900	Chipotle Mexican Grill, Inc.#~	19,029,283
2,099	Deckers Outdoor Corp.#	1,582,079
64,521	DoorDash, Inc. - Class A#	6,723,088
62,205	DraftKings, Inc. - Class A#~	2,429,105
3,094	Duolingo, Inc.#	553,486
1,421	Five Below, Inc.#	255,013
2,742	Grand Canyon Education, Inc.#	358,078
7,591	Kura Sushi USA, Inc. - Class A#^	744,905
75,000	Lowe's Companies, Inc.	15,963,000
16,000	Lululemon Athletica, Inc.#	7,261,120
38,603	Modine Manufacturing Company#	2,667,081
134,000	NIKE, Inc. - Class B	13,605,020
16,194	On Holding, AG - Class A#^	430,113
6,753	Skechers USA, Inc. - Class A#	421,657
65,500	Starbucks Corp.	6,093,465
35,400	Stride, Inc.#	2,122,230
111,500	Tesla, Inc.#	20,882,835
2,576	TopBuild Corp.#	950,879
5,154	Wingstop, Inc.	1,448,841
		215,299,382
	Consumer Staples (2.0)%
46,775	Celsius Holdings, Inc.#^	2,334,073
46,100	Constellation Brands, Inc. - Class A	11,298,188
12,563	elf Beauty, Inc.#	2,004,175
3,653	Freshpet, Inc.#^	314,523
70,500	Walmart, Inc.	11,650,125
		27,601,084
	Energy (0.9)%
38,333	Hess Corp.	5,386,937
92,500	Occidental Petroleum Corp.	5,325,225
12,398	Scorpio Tankers, Inc.	876,539
27,733	TechnipFMC, PLC	536,356
4,406	Tidewater, Inc.#^	296,039
2,428	Weatherford International, PLC#	217,427
		12,638,523
	Financials (7.0)%
38,418	American Express Company	7,712,029
62,000	Blackstone, Inc.	7,715,900
4,087	Goosehead Insurance, Inc. - Class A#	315,516
1,888	Kinsale Capital Group, Inc.	750,612
53,500	Marsh & McLennan Cos., Inc.	10,370,440
24,100	Mastercard, Inc. - Class A	10,826,443
17,085	S&P Global, Inc.	7,660,060
15,656	Skyward Specialty Insurance Group, Inc.#	486,902
155,000	Visa, Inc. - Class A^	42,355,300
169,000	Wells Fargo & Company	8,480,420
		96,673,622
	Health Care (12.2)%
69,257	Alphatec Holdings, Inc.#^	1,114,345
5,970	Amphastar Pharmaceuticals, Inc.#	318,559
6,325	Axsome Therapeutics, Inc.#^	569,440
202,000	Boston Scientific Corp.#~	12,778,520
28,553	Cymabay Therapeutics, Inc.#	671,281
95,000	Dexcom, Inc.#	11,528,250
50,000	Eli Lilly & Company	32,280,500
18,000	Humana, Inc.	6,805,080
3,316	Insulet Corp.#	632,925
3,565	Intra-Cellular Therapies, Inc.#	240,067
30,000	Intuitive Surgical, Inc.#	11,346,600
16,132	Ionis Pharmaceuticals, Inc.#^	829,023
28,500	IQVIA Holdings, Inc.#	5,934,555
5,712	Krystal Biotech, Inc.#	635,460
112,600	Merck & Company, Inc.	13,599,828
159,741	MiMedx Group, Inc.#	1,236,395
33,375	Natera, Inc.#	2,200,748
9,852	Neurocrine Biosciences, Inc.#	1,377,014
45,161	RadNet, Inc.#	1,669,602
52,402	RxSight, Inc.#	2,384,815
9,846	SpringWorks Therapeutics, Inc.#	434,504
22,300	Stryker Corp.	7,481,204
17,900	Thermo Fisher Scientific, Inc.	9,647,742
9,315	TransMedics Group, Inc.#^	798,948
3,118	UFP Technologies, Inc.#^	525,414
39,400	UnitedHealth Group, Inc.	20,162,556
11,703	Verona Pharma, PLC (ADR)#	214,750
51,200	Zimmer Biomet Holdings, Inc.	6,430,720
69,900	Zoetis, Inc.	13,127,919
		166,976,764
	Industrials (7.9)%
7,367	Advanced Drainage Systems, Inc.	960,804
1,211	Applied Industrial Technologies, Inc.	213,693
12,202	Axon Enterprise, Inc.#	3,039,030
33,131	AZEK Company, Inc.#	1,277,531
43,300	Boeing Company#	9,138,032
16,405	CBIZ, Inc.#	1,044,342
77,841	CECO Environmental Corp.#	1,504,667
2,207	Clean Harbors, Inc.#	370,688
2,237	Comfort Systems USA, Inc.	486,480
19,358	Construction Partners, Inc. - Class A#	880,789
176,000	CSX Corp.	6,283,200
3,075	EMCOR Group, Inc.	701,438
35,740	ExlService Holdings, Inc.#	1,117,947
66,233	FTAI Aviation, Ltd.	3,573,270
7,834	Gibraltar Industries, Inc.#	633,927
60,500	Honeywell International, Inc.	12,236,730
1,931	Huron Consulting Group, Inc.#	199,916
47,000	L3Harris Technologies, Inc.	9,795,740
15,090	nVent Electric, PLC	906,004
2,525	Saia, Inc.#	1,137,715
20,370	Sterling Infrastructure, Inc.#	1,529,787
48,671	Tecnoglass, Inc.^	2,239,353
3,864	Transcat, Inc.#^	425,195

See accompanying Notes to Schedule of Investments

1

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

NUMBER OF SHARES		VALUE
298,292	Uber Technologies, Inc.#	$19,469,519
51,000	Union Pacific Corp.	12,440,430
300,000	United Airlines Holdings, Inc.#	12,414,000
59,354	Vertiv Holdings Company - Class A	3,343,411
10,118	XPO, Inc.#^	864,482
		108,228,120
	Information Technology (38.8)%
25,000	Adobe, Inc.#	15,444,500
56,500	Advanced Micro Devices, Inc.#	9,474,485
5,415	Agilysys, Inc.#	453,290
18,500	Allegro MicroSystems, Inc.#^	479,890
7,999	Amdocs, Ltd.	733,348
1,500	Analog Devices, Inc.	288,540
1,491	Appfolio, Inc. - Class A#	326,917
531,520	Apple, Inc.	98,012,288
7,050	BILL Holdings, Inc.#	550,253
25,805	Blackbaud, Inc.#	2,088,141
21,873	Braze, Inc. - Class A#	1,182,236
14,560	Broadcom, Inc.~	17,180,800
22,800	Cadence Design Systems, Inc.#	6,576,888
49,054	Celestica, Inc.#^	1,685,495
11,400	Ciena Corp.#	604,200
9,942	Cloudflare, Inc. - Class A#	785,915
20,500	Confluent, Inc. - Class A#	458,380
114,790	Credo Technology Group Holding, Ltd.#	2,354,343
2,390	Crowdstrike Holdings, Inc. - Class A#	699,075
9,078	CyberArk Software, Ltd.#^	2,119,531
16,500	Datadog, Inc. - Class A#	2,053,260
26,600	DoubleVerify Holdings, Inc.#^	1,064,266
30,756	Dynatrace, Inc.#	1,753,092
6,266	Elastic, NV#	733,498
7,164	Endava, PLC (ADR)#^	506,996
3,902	EPAM Systems, Inc.#	1,085,185
1,525	Fabrinet#	325,603
1,115	Fair Isaac Corp.#	1,336,695
35,697	Fastly, Inc. - Class A#^	718,224
11,133	Five9, Inc.#	844,549
26,500	Flex, Ltd.#	629,110
20,019	FormFactor, Inc.#	776,137
17,222	Freshworks Inc- Class A#	382,328
5,443	Globant, SA#	1,283,514
12,246	Guidewire Software, Inc.#	1,367,633
26,000	HashiCorp Inc. - Class A#	568,360
11,061	Intapp, Inc.#^	476,508
19,738	Intuit, Inc.	12,461,192
52,711	Lightspeed Commerce, Inc.#^	971,991
10,912	Manhattan Associates, Inc.#	2,646,815
13,799	Micron Technology, Inc.	1,183,264
357,190	Microsoft Corp.	142,011,600
3,048	Monday.com, Ltd.#	640,202
12,181	MongoDB, Inc.#^	4,878,734
4,821	Nutanix, Inc. - Class A#	270,940
133,500	NVIDIA Corp.	82,138,545
9,329	Onto Innovation, Inc.#	1,506,634
185,400	Oracle Corp.	20,709,180
2,073	OSI Systems, Inc.#	265,406
55,260	Palo Alto Networks, Inc.#	18,706,063
69,290	PTC, Inc.#	12,517,238
29,572	Pure Storage, Inc. - Class A#	1,182,584
3,752	Qorvo, Inc.#	374,224
32,295	Samsara Inc. - Class A#	1,014,063
31,000	ServiceNow, Inc.#	23,727,400
19,000	Snowflake, Inc. - Class A#	3,717,160
1,680	SPS Commerce, Inc.#	308,784
6,095	Super Micro Computer, Inc.#	3,227,973
140,500	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	15,870,880
18,400	Teradata Corp.#	849,712
1,034	Tyler Technologies, Inc.#	437,124
10,041	Wix.com, Ltd.#	1,274,002
9,486	Zscaler, Inc.#	2,235,566
		532,530,749
	Materials (1.2)%
5,344	Eagle Materials, Inc.	1,209,240
16,600	Linde, PLC	6,720,178
30,500	Sherwin-Williams Company	9,283,590
		17,213,008
	Total Common Stocks (Cost $766,506,148)	1,336,168,891

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Purchased Options (0.2)% #
	Communication Services (0.1)%
1,800	Alphabet, Inc.
18,219,600	Put, 02/09/24, Strike $148.00	1,426,500

	Consumer Discretionary (0.0)%
900	Amazon.com, Inc.
13,968,000	Put, 02/09/24, Strike $152.50	389,250

	Information Technology (0.0)%
700	Microsoft Corp.
19,056,100	Put, 02/09/24, Strike $400.00	479,500

	Other (0.1)%
3,300	Invesco QQQ Trust Series 1
137,600,100	Put, 02/09/24, Strike $410.00	630,300
	Total Purchased Options (Cost $2,444,030)	2,925,550

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.4)%
5,088,112	State Street Navigator Securities Lending Government Money Market Portfolio, 5.353%†*** (Cost $5,088,112)	5,088,112
	TOTAL INVESTMENTS (97.9)% (Cost $774,038,290)	1,344,182,553

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.4)%		(5,088,112)

See accompanying Notes to Schedule of Investments

2

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

OTHER ASSETS, LESS LIABILITIES (2.4)%		33,228,883
NET ASSETS (100.0)%		$1,372,323,324

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Written Options (0.0)% #
	Communication Services (0.0)%
(1,800)	Alphabet, Inc.
(33,402,600)	Put, 02/09/24, Strike $140.00	$(379,800)

	Consumer Discretionary (0.0)%
(900)	Amazon.com, Inc.
(51,216,000)	Put, 02/09/24, Strike $143.00	(116,550)

	Information Technology (0.0)%
(700)	Microsoft Corp.
(89,835,900)	Put, 02/09/24, Strike $375.00	(38,500)

	Other (0.0)%
(3,300)	Invesco QQQ Trust Series 1
(137,600,100)	Put, 02/09/24, Strike $390.00	(79,200)
	Total Written Options (Premium $556,113)	$(614,050)

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $54,326,116.
^	Security, or portion of security, is on loan.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2024.
***	The rate disclosed is the 7 day net yield as of January 31, 2024.

ABBREVIATION
ADR	American Depositary Receipt.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)

Sales
58,000	Chicago Board Options Exchange VIX Futures	Mar 2024	$(909,138)	$(30,779)
66,000	Chicago Board Options Exchange VIX Futures	Feb 2024	(981,651)	7,580
				$(23,199)

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2024 (see Note 3):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$1,336,168,891	$—	$—	$1,336,168,891
Purchased Options	2,925,550	—	—	2,925,550
Investment of Cash Collateral For Securities Loaned	—	5,088,112	—	5,088,112
Futures Contracts	7,580	—	—	7,580
Total	$1,339,102,021	$5,088,112	$—	$1,344,190,133
Liabilities:
Written Options	$614,050	$—	$—	$614,050
Futures Contracts	30,779	—	—	30,779
Total	$644,829	$—	$—	$644,829

See accompanying Notes to Schedule of Investments

3

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CONVERTIBLE BONDS (16.0)%
	Communication Services (1.4)%
	Liberty Media Corp.*
5,635,000	3.750%, 03/15/28	$6,991,119
4,845,000	2.375%, 09/30/53	5,086,039
7,315,000	Liberty Media Corp.-Liberty Formula One
	2.250%, 08/15/27	7,623,839
13,805,000	Live Nation Entertainment, Inc.
	2.000%, 02/15/25	14,499,116
		34,200,113
	Consumer Discretionary (1.8)%
7,640,000	Booking Holdings, Inc.
	0.750%, 05/01/25	14,264,415
9,310,000	Ford Motor Company
	0.000%, 03/15/26	9,074,736
4,375,000	Rivian Automotive, Inc.*
	4.625%, 03/15/29	4,660,162
3,065,000	Royal Caribbean Cruises, Ltd.
	6.000%, 08/15/25	8,027,419
325,000	Tesla, Inc.
	2.000%, 05/15/24	2,950,269
2,910,000	Wayfair, Inc.
	3.250%, 09/15/27	3,213,251
3,507,000	Winnebago Industries, Inc.*
	3.250%, 01/15/30	3,608,773
		45,799,025
	Energy (0.2)%
5,425,000	Northern Oil & Gas, Inc.
	3.625%, 04/15/29	6,044,047

	Financials (0.7)%
3,950,000	Ares Capital Corp.
	4.625%, 03/01/24	4,135,295
3,725,000	Federal Realty OP, LP*
	3.250%, 01/15/29	3,679,555
9,225,000	Morgan Stanley Finance, LLC
	1.000%, 11/23/27	10,736,055
		18,550,905
	Health Care (1.3)%
10,810,000	Dexcom, Inc.
	0.250%, 11/15/25	11,191,917
2,885,000	Envista Holdings Corp.*
	1.750%, 08/15/28	2,634,899
4,465,000	Exact Sciences Corp.*
	2.000%, 03/01/30	4,959,410
6,375,000	Integer Holdings Corp.*
	2.125%, 02/15/28	8,306,179
6,205,000	Jazz Investments I, Ltd.
	2.000%, 06/15/26	6,257,246
		33,349,651
	Industrials (2.5)%
4,585,000	Axon Enterprise, Inc.^
	0.500%, 12/15/27	5,636,295
7,260,000	Fluor Corp.*^
	1.125%, 08/15/29	7,692,188
14,230,000	John Bean Technologies Corp.
	0.250%, 05/15/26	12,888,680
13,785,000	Middleby Corp.
	1.000%, 09/01/25	16,288,769
8,330,000	Tetra Tech, Inc.*
	2.250%, 08/15/28	8,471,277
9,750,000	Uber Technologies, Inc.*
	0.875%, 12/01/28	10,891,627
		61,868,836
	Information Technology (5.0)%
4,790,000	Advanced Energy Industries, Inc.*
	2.500%, 09/15/28	4,964,548
	Akamai Technologies, Inc.
11,500,000	1.125%, 02/15/29*	12,784,090
3,400,000	0.375%, 09/01/27	3,895,414
3,860,000	BILL Holdings, Inc.
	0.000%, 12/01/25	3,618,789
13,910,000	CyberArk Software, Ltd.^
	0.000%, 11/15/24	20,931,211
	Enphase Energy, Inc.
4,990,000	0.000%, 03/01/28	4,235,562
4,104,000	0.000%, 03/01/26	3,686,377
6,210,000	Nutanix, Inc.
	0.250%, 10/01/27	7,129,887
13,845,000	ON Semiconductor Corp.*
	0.500%, 03/01/29	13,447,648
2,030,000	Palo Alto Networks, Inc.
	0.375%, 06/01/25	6,906,019
4,840,000	Rapid7, Inc.*
	1.250%, 03/15/29	5,299,268
10,700,000	Seagate HDD Cayman
	3.500%, 06/01/28	12,885,689
6,800,000	SK Hynix, Inc.
	1.750%, 04/11/30	8,966,004
4,725,000	Tyler Technologies, Inc.
	0.250%, 03/15/26	4,795,639
7,055,000	Western Digital Corp.*
	3.000%, 11/15/28	9,164,022
4,820,000	Workiva, Inc.^
	1.250%, 08/15/28	4,643,733
		127,353,900
	Materials (0.2)%
4,800,000	Glencore Funding, LLC
	0.000%, 03/27/25	4,953,696

	Real Estate (0.8)%
8,975,000	Pebblebrook Hotel Trust^
	1.750%, 12/15/26	8,051,832
11,425,000	Welltower OP, LLC*^
	2.750%, 05/15/28	12,405,036
		20,456,868
	Utilities (2.1)%
9,720,000	Alliant Energy Corp.*
	3.875%, 03/15/26	9,569,923
13,340,000	CMS Energy Corp.*
	3.375%, 05/01/28	13,087,207
5,915,000	PG&E Corp.*
	4.250%, 12/01/27	6,029,692
16,315,000	PPL Capital Funding, Inc.*
	2.875%, 03/15/28	15,566,305

See accompanying Notes to Schedule of Investments

1

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
8,610,000	Southern Company*
	3.875%, 12/15/25	$8,577,712
		52,830,839
	TOTAL CONVERTIBLE BONDS
	(Cost $382,265,150)	405,407,880

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (1.3)%
	Financials (0.7)%
80,250	AMG Capital Trust II
	5.150%, 10/15/37	3,899,668
242,245	Apollo Global Management, Inc.
	6.750%, 07/31/26	14,151,953
		18,051,621
	Industrials (0.1)%
56,341	Chart Industries, Inc.
	6.750%, 12/15/25	2,806,909

	Utilities (0.5)%
80,675	CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)^#§**
	3.369%, 09/15/29	3,058,954
215,000	NextEra Energy, Inc.^
	6.926%, 09/01/25	8,000,150
		11,059,104
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $32,076,934)	31,917,634

Common Stocks (75.7)%
	Communication Services (8.3)%
756,405	Alphabet, Inc. - Class A#	105,972,341
321,635	Comcast Corp. - Class A	14,968,893
119,745	Meta Platforms, Inc. - Class A#	46,717,314
27,710	Netflix, Inc.#	15,631,488
108,795	T-Mobile U.S., Inc.	17,541,018
108,500	Walt Disney Company	10,421,425
		211,252,479
	Consumer Discretionary (7.9)%
589,450	Amazon.com, Inc.#	91,482,640
131,714	Aptiv, PLC#	10,712,300
50,445	Home Depot, Inc.	17,805,067
238,925	Las Vegas Sands Corp.	11,688,211
44,130	Lowe's Companies, Inc.	9,392,629
47,685	McDonald's Corp.	13,958,353
100,640	NIKE, Inc. - Class B	10,217,979
91,035	Starbucks Corp.	8,468,986
105,835	Tesla, Inc.#	19,821,837
76,340	TJX Cos., Inc.	7,245,430
		200,793,432
	Consumer Staples (4.6)%
267,985	Coca-Cola Company	15,942,428
29,260	Costco Wholesale Corp.	20,332,189
90,855	Mondelez International, Inc. - Class A	6,838,656
121,700	Monster Beverage Corp.#	6,695,934
72,640	PepsiCo, Inc.	12,242,019
155,005	Philip Morris International, Inc.	14,082,204
152,560	Procter & Gamble Company	23,973,278
98,230	Walmart, Inc.	16,232,508
		116,339,216
	Energy (3.3)%
68,090	Chevron Corp.	10,038,509
82,820	ConocoPhillips	9,265,073
102,864	EQT Corp.	3,641,386
238,365	Exxon Mobil Corp.	24,506,306
60,150	Hess Corp.	8,452,879
70,550	Marathon Petroleum Corp.~	11,683,080
25,285	Pioneer Natural Resources Company	5,811,252
195,675	Schlumberger, NV	9,529,372
		82,927,857
	Financials (10.4)%
39,170	American Express Company	7,862,986
99,710	American International Group, Inc.	6,930,842
43,888	Assurant, Inc.	7,370,990
541,560	Bank of America Corp.	18,418,455
9,110	BlackRock, Inc.	7,053,964
76,160	Chubb, Ltd.	18,659,200
58,455	Citigroup, Inc.	3,283,417
21,995	Goldman Sachs Group, Inc.	8,446,300
173,430	JPMorgan Chase & Company	30,239,255
97,121	KKR & Company, Inc.	8,408,736
97,830	Marsh & McLennan Cos., Inc.	18,963,367
68,530	Mastercard, Inc. - Class A	30,785,732
236,405	Morgan Stanley	20,623,972
79,665	PayPal Holdings, Inc.#	4,887,448
21,445	S&P Global, Inc.	9,614,866
168,980	Visa, Inc. - Class A^	46,175,475
320,775	Wells Fargo & Company	16,096,489
		263,821,494
	Health Care (9.7)%
66,215	Abbott Laboratories	7,492,227
76,365	AbbVie, Inc.	12,554,406
99,305	Alcon, Inc.^	7,458,799
278,393	Boston Scientific Corp.#	17,611,141
102,455	Bristol-Myers Squibb Company	5,006,976
70,020	Danaher Corp.	16,798,498
58,380	Dexcom, Inc.#	7,084,413
19,290	Elevance Health, Inc.	9,518,458
42,885	Eli Lilly & Company	27,686,985
161,825	Johnson & Johnson	25,713,992
16,320	McKesson Corp.	8,158,205
115,780	Medtronic, PLC	10,135,381
179,870	Merck & Company, Inc.	21,724,699
206,135	Pfizer, Inc.	5,582,136
17,665	Stryker Corp.	5,926,254
26,215	Thermo Fisher Scientific, Inc.	14,129,361
62,660	UnitedHealth Group, Inc.	32,065,628
90,405	Zimmer Biomet Holdings, Inc.	11,354,868
		246,002,427
	Industrials (4.8)%
38,675	Boeing Company#	8,161,972
696,840	CSX Corp.	24,877,188
187,500	Delta Air Lines, Inc.	7,338,750
120,840	Honeywell International, Inc.	24,441,098

See accompanying Notes to Schedule of Investments

2

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

NUMBER OF SHARES		VALUE
64,255	JB Hunt Transport Services, Inc.	$12,913,970
25,300	Northrop Grumman Corp.	11,303,028
41,645	Parker-Hannifin Corp.	19,344,102
148,475	RTX Corp.	13,529,042
12,178	Veralto Corp.	933,931
		122,843,081
	Information Technology (23.1)%
57,015	Accenture, PLC - Class A	20,746,618
18,515	Adobe, Inc.#	11,438,197
85,840	Advanced Micro Devices, Inc.#	14,394,510
918,450	Apple, Inc.	169,362,180
29,104	Broadcom, Inc.~	34,342,720
185,485	Cisco Systems, Inc.	9,307,637
8,450	Intuit, Inc.	5,334,739
13,650	Lam Research Corp.	11,263,571
116,735	Micron Technology, Inc.	10,010,026
462,645	Microsoft Corp.~	183,938,399
129,020	NVIDIA Corp.	79,382,135
66,560	Oracle Corp.	7,434,752
49,060	Salesforce, Inc.#	13,790,275
18,370	ServiceNow, Inc.#	14,060,398
		584,806,157
	Materials (2.4)%
308,640	Freeport-McMoRan, Inc.	12,249,922
52,565	Linde, PLC	21,279,889
101,590	PPG Industries, Inc.	14,328,253
16,040	Sherwin-Williams Company	4,882,255
40,695	Vulcan Materials Company	9,197,477
		61,937,796
	Real Estate (0.6)%
60,195	American Tower Corp.	11,777,152
117,530	Invitation Homes, Inc.	3,870,263
		15,647,415
	Utilities (0.6)%
83,800	CMS Energy Corp.	4,790,008
94,415	DTE Energy Company	9,953,229
		14,743,237
	Total Common Stocks
	(Cost $824,046,571)	1,921,114,591
	EXCHANGE-TRADED FUND (0.2)%
	Other (0.2)%
45,780	iShares Biotechnology ETF^
	(Cost $6,298,847)	6,151,916

PRINCIPAL AMOUNT		VALUE

U.S. Government And Agency Securities (3.4)%
	U.S. Treasury Note
25,160,000	4.375%, 10/31/24	25,061,227
24,335,000	2.250%, 03/31/24^	24,214,276
19,310,000	3.250%, 08/31/24	19,102,945
19,310,000	3.000%, 06/30/24	19,141,415
	Total U.S. Government And Agency Securities
	(Cost $87,718,443)	87,519,863

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.2)% #
	Other (0.2)%
	Invesco QQQ Trust Series 1
3,300
137,600,100	Put, 02/16/24, Strike $385.78	$153,450
690
28,770,930	Put, 02/16/24, Strike $399.78	85,905
10,000	iShares MSCI EAFE ETF
75,030,000	Call, 03/15/24, Strike $75.00	1,620,000
2,550	iShares Russell 2000 ETF
49,184,400	Call, 03/15/24, Strike $200.00	805,800
255	S&P 500 Index
123,564,075	Put, 04/19/24, Strike $4,870.00	2,534,700
	Total PURCHASED OPTIONS
	(Cost $9,539,906)	5,199,855

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.4)%
34,415,355	State Street Navigator Securities Lending Government Money Market Portfolio, 5.353%†***	34,415,355
	Total INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
	(Cost $34,415,355)	34,415,355
	TOTAL INVESTMENTS (98.2)%
	(Cost $1,376,361,206)	2,491,727,094
	PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.4)%	(34,415,355)
	OTHER ASSETS, LESS LIABILITIES (3.2)%	79,523,719
	NET ASSETS (100.0)%	$2,536,835,458

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Funds. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
#	Non-income producing security.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at January 31, 2024.

See accompanying Notes to Schedule of Investments

3

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $15,303,759.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2024.
***	The rate disclosed is the 7 day net yield as of January 31, 2024.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2024 (see Note 3):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$405,407,880	$—	$405,407,880
Convertible Preferred Stocks	24,959,012	6,958,622	—	31,917,634
Common Stocks	1,921,114,591	—	—	1,921,114,591
Exchange-Traded Funds	6,151,916	—	—	6,151,916
U.S. Government and Agency Securities	—	87,519,863	—	87,519,863
Purchased Options	5,199,855	—	—	5,199,855
Investment of Cash Collateral For Securities Loaned	—	34,415,355	—	34,415,355
Total	$1,957,425,374	$534,301,720	$—	$2,491,727,094

See accompanying Notes to Schedule of Investments

4

Calamos Dividend Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

NUMBER OF SHARES		VALUE

Convertible Preferred Stock (0.2%)
	Financials (0.2%)
620	Apollo Global Management, Inc.
	6.750%, 07/31/24
	(Cost $36,423)	$36,220

Common Stocks (97.9%)
	Communication Services (8.6%)
5,315	Alphabet, Inc. - Class C#	753,667
3,645	Comcast Corp. - Class A	169,638
155	Live Nation Entertainment, Inc.#	13,772
835	Meta Platforms, Inc. - Class A#	325,767
185	Netflix, Inc.#	104,360
525	T-Mobile U.S., Inc.	84,646
755	Walt Disney Company	72,518
		1,524,368
	Consumer Discretionary (10.8%)
3,920	Amazon.com, Inc.#	608,384
590	Aptiv, PLC#	47,985
44	Booking Holdings, Inc.#	154,329
2,545	Ford Motor Company	29,827
400	Home Depot, Inc.	141,184
1,380	Las Vegas Sands Corp.	67,510
545	Lowe's Companies, Inc.	115,998
625	McDonald's Corp.	182,950
730	MGM Resorts International#^	31,660
1,235	NIKE, Inc. - Class B	125,389
345	Royal Caribbean Cruises, Ltd.#	43,987
710	Starbucks Corp.	66,051
940	Tesla, Inc.#	176,053
1,380	TJX Cos., Inc.	130,976
		1,922,283
	Consumer Staples (6.0%)
2,085	Coca-Cola Company	124,037
305	Costco Wholesale Corp.	211,939
630	Mondelez International, Inc. - Class A	47,420
1,270	Monster Beverage Corp.#	69,875
680	PepsiCo, Inc.	114,600
1,350	Philip Morris International, Inc.	122,648
1,400	Procter & Gamble Company	219,996
965	Walmart, Inc.	159,466
		1,069,981
	Energy (4.1%)
505	Chevron Corp.	74,452
850	ConocoPhillips	95,089
2,100	Exxon Mobil Corp.	215,901
515	Hess Corp.	72,373
880	Marathon Petroleum Corp.	145,728
180	Pioneer Natural Resources Company	41,369
1,645	Schlumberger, NV	80,112
		725,024
	Financials (13.8%)
690	American Express Company	138,511
355	American International Group, Inc.	24,676
460	Assurant, Inc.	77,257
6,015	Bank of America Corp.	204,570
440	Berkshire Hathaway, Inc. - Class B#	168,846
60	BlackRock, Inc.	46,459
675	Chubb, Ltd.	165,375
670	Citigroup, Inc.	37,634
235	Goldman Sachs Group, Inc.	90,242
1,785	JPMorgan Chase & Company	311,232
570	Marsh & McLennan Cos., Inc.	110,489
680	Mastercard, Inc. - Class A	305,476
1,475	Morgan Stanley	128,679
540	PayPal Holdings, Inc.#	33,129
130	PNC Financial Services Group, Inc.	19,657
255	S&P Global, Inc.	114,329
1,100	Visa, Inc. - Class A^	300,586
3,715	Wells Fargo & Company	186,419
		2,463,566
	Health Care (12.4%)
915	Abbott Laboratories	103,532
950	AbbVie, Inc.	156,180
875	Alcon, Inc.^	65,721
1,815	Boston Scientific Corp.#	114,817
920	Bristol-Myers Squibb Company	44,960
515	Danaher Corp.	123,554
695	Dexcom, Inc.#	84,338
165	Elevance Health, Inc.	81,418
445	Eli Lilly & Company	287,297
1,040	Johnson & Johnson	165,256
145	McKesson Corp.	72,484
780	Medtronic, PLC	68,281
2,000	Merck & Company, Inc.	241,560
1,660	Pfizer, Inc.	44,953
215	Stryker Corp.	72,128
215	Thermo Fisher Scientific, Inc.	115,881
535	UnitedHealth Group, Inc.	273,781
700	Zimmer Biomet Holdings, Inc.	87,920
		2,204,061
	Industrials (6.5%)
275	Boeing Company#	58,036
5,535	CSX Corp.	197,600
2,960	Delta Air Lines, Inc.	115,855
1,390	Fortive Corp.	108,670
1,015	Honeywell International, Inc.	205,294
445	JB Hunt Transport Services, Inc.	89,436
190	Northrop Grumman Corp.	84,884
375	Parker-Hannifin Corp.	174,188
820	RTX Corp.	74,718
545	Uber Technologies, Inc.#	35,572
100	Veralto Corp.	7,669
		1,151,922
	Information Technology (29.9%)
580	Accenture, PLC - Class A	211,050
105	Adobe, Inc.#	64,867
715	Advanced Micro Devices, Inc.#	119,898
6,900	Apple, Inc.	1,272,360
460	Applied Materials, Inc.	75,578
270	Broadcom, Inc.	318,600
1,925	Cisco Systems, Inc.	96,597
350	Intuit, Inc.	220,965
135	Lam Research Corp.	111,398

See accompanying Notes to Schedule of Investments

1

Calamos Dividend Growth Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

NUMBER OF SHARES		VALUE

815	Microchip Technology, Inc.	$69,422
1,305	Micron Technology, Inc.	111,904
3,660	Microsoft Corp.	1,455,143
1,120	NVIDIA Corp.	689,102
560	Oracle Corp.	62,552
255	Palo Alto Networks, Inc.#	86,320
345	Salesforce, Inc.#	96,976
800	Seagate Technology Holdings, PLC	68,544
135	ServiceNow, Inc.#	103,329
400	Texas Instruments, Inc.	64,048
320	Western Digital Corp.#	18,320
		5,316,973
	Materials (2.9%)
2,075	Freeport-McMoRan, Inc.	82,357
430	Linde, PLC	174,077
675	PPG Industries, Inc.	95,202
165	Sherwin-Williams Company	50,223
515	Vulcan Materials Company	116,395
		518,254
	Real Estate (0.9%)
365	American Tower Corp.	71,412
1,155	Welltower, Inc.	99,919
		171,331
	Utilities (2.0%)
795	Alliant Energy Corp.	38,685
1,685	CMS Energy Corp.	96,314
630	DTE Energy Company	66,415
800	NextEra Energy, Inc.	46,904
3,970	PPL Corp.	104,014
		352,332
	Total Common Stocks (Cost $9,595,910)	17,420,095

Exchange-Traded Funds (1.3%)
	Other (1.3%)
440	iShares Biotechnology ETF^	59,127
715	iShares Russell 2000 ETF^	137,909
475	SPDR S&P Biotech ETF^	41,530
	Total Exchange-Traded Funds (Cost $235,149)	238,566
NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.7%)
292,454	State Street Navigator Securities Lending Government Money Market Portfolio, 5.353%***† (Cost $292,454)	292,454

NUMBER OF SHARES		VALUE

	TOTAL INVESTMENTS (101.1%) (Cost $10,159,936)	$17,987,335
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.6%)		(292,454)
OTHER ASSETS, LESS LIABILITIES (0.5%)		102,143
NET ASSETS (100.0%)		$17,797,024

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
^	Security, or portion of security, is on loan.
***	The rate disclosed is the 7 day net yield as of January 31, 2024.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2024.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2024 (see Note 3):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Preferred Stocks	$36,220	$—	$—	$36,220
Common Stocks	17,420,095	—	—	17,420,095
Exchange-Traded Funds	238,566	—	—	238,566
Investment of Cash Collateral For Securities Loaned	—	292,454	—	292,454
Total	$17,694,881	$292,454	$—	$17,987,335

See accompanying Notes to Schedule of Investments

2

Calamos Select Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

NUMBER OF SHARES		VALUE

Common Stocks (97.0%)
	Communication Services (8.6%)
19,137	Alphabet, Inc. - Class A#	$2,681,094
1,559	Netflix, Inc.#	879,447
4,382	T-Mobile U.S., Inc.	706,510
		4,267,051
	Consumer Discretionary (11.9%)
17,273	Amazon.com, Inc.#	2,680,770
2,486	Home Depot, Inc.	877,459
1,138	Lululemon Athletica, Inc.#	516,447
6,489	NIKE, Inc. - Class B	658,828
5,309	Starbucks Corp.	493,896
7,711	TJX Cos., Inc.	731,851
		5,959,251
	Consumer Staples (5.3%)
3,413	Constellation Brands, Inc. - Class A	836,458
10,239	Mondelez International, Inc. - Class A	770,690
6,278	Walmart, Inc.	1,037,439
		2,644,587
	Energy (3.0%)
2,781	Chevron Corp.	410,003
3,118	Hess Corp.	438,172
11,587	Occidental Petroleum Corp.	667,064
		1,515,239
	Financials (12.3%)
4,382	American Express Company	879,643
3,539	Chubb, Ltd.	867,055
2,570	Marsh & McLennan Cos., Inc.	498,169
10,113	Morgan Stanley	882,258
1,770	S&P Global, Inc.	793,579
4,551	Visa, Inc. - Class A^	1,243,606
18,877	Wells Fargo & Company	947,248
		6,111,558
	Health Care (13.5%)
10,366	Boston Scientific Corp.#	655,753
4,761	Dexcom, Inc.#	577,747
1,938	Eli Lilly & Company	1,251,192
2,570	IQVIA Holdings, Inc.#	535,151
8,680	Merck & Company, Inc.	1,048,370
1,433	Thermo Fisher Scientific, Inc.	772,358
2,275	UnitedHealth Group, Inc.	1,164,209
3,961	Zoetis, Inc.	743,916
		6,748,696
	Industrials (9.5%)
3,455	Boeing Company#	729,143
25,998	CSX Corp.	928,129
13,568	Delta Air Lines, Inc.	531,051
4,045	Honeywell International, Inc.	818,142
15,043	Uber Technologies, Inc.#	981,857
4,129	Waste Management, Inc.	766,466
		4,754,788
	Information Technology (28.3%)
3,497	Advanced Micro Devices, Inc.#	586,412
3,244	Analog Devices, Inc.	624,016
17,480	Apple, Inc.	3,223,312
927	Broadcom, Inc.	1,093,860
1,390	Intuit, Inc.	877,549
8,781	Microsoft Corp.	3,491,150
3,961	NVIDIA Corp.	2,437,084
7,332	Oracle Corp.	818,984
1,264	ServiceNow, Inc.#	967,466
		14,119,833
	Materials (2.9%)
2,023	Linde, PLC	818,971
2,065	Sherwin-Williams Company	628,545
		1,447,516
	Utilities (1.7%)
12,177	Southern Company	846,545

	Total Common Stocks (Cost $30,817,685)	48,415,064

	TOTAL INVESTMENTS (97.0%) (Cost $30,817,685)	48,415,064

OTHER ASSETS, LESS LIABILITIES (3.0%)		1,472,922

NET ASSETS (100.0%)		$49,887,986

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
^	Security, or portion of security, is on loan.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2024 (see Note 3):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$48,415,064	$—	$—	$48,415,064
Total	$48,415,064	$—	$—	$48,415,064

See accompanying Notes to Schedule of Investments

1

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

NUMBER OF SHARES			VALUE

Common Stocks (99.7%)
		Communication Services (2.9%)
94,400	SEK	Hemnet Group, AB	$2,548,593
30,500	JPY	Nintendo Company, Ltd.	1,704,062
10,620		Spotify Technology, SA#	2,287,017
			6,539,672
		Consumer Discretionary (15.2%)
76,700	AUD	Aristocrat Leisure, Ltd.	2,211,308
38,700	INR	Dixon Technologies India, Ltd.	2,788,329
12,780	EUR	Ferrari, NV	4,456,861
618,800	INR	Kalyan Jewellers India, Ltd.	2,626,362
90,800	INR	Mahindra & Mahindra, Ltd.	1,811,303
96,424		MakeMyTrip, Ltd.#^	5,340,925
3,411		MercadoLibre, Inc.#	5,838,984
28,500	JPY	Sony Group Corp.	2,794,947
136,600	JPY	Toyota Motor Corp.	2,727,604
1,782,000	INR	Zomato, Ltd.#	2,986,495
			33,583,118
		Consumer Staples (2.5%)
3,540	EUR	L'Oreal, SA	1,694,081
41,800	JPY	Toyo Suisan Kaisha, Ltd.	2,176,588
68,200	JPY	Yamazaki Baking Company, Ltd.	1,617,181
			5,487,850
		Energy (2.5%)
52,505	CAD	Canadian Natural Resources, Ltd.^	3,360,133
116,530		TechnipFMC, PLC	2,253,690
			5,613,823
		Financials (6.6%)
301,000	BRL	Banco BTG Pactual, SA	2,188,362
7,561,200	IDR	Bank Mandiri Persero, Tbk PT	3,183,382
24,950	GBP	London Stock Exchange Group, PLC	2,822,195
45,500	KRW	Meritz Financial Group, Inc.#	2,335,256
211,720		Sumitomo Mitsui Financial Group, Inc. (ADR)^	2,178,599
63,500	EUR	UniCredit, S.p.A.	1,860,046
			14,567,840
		Health Care (11.5%)
21,110	GBP	AstraZeneca, PLC	2,798,697
57,770	EUR	Gerresheimer, AG	5,889,591
9,830		ICON, PLC#	2,564,352
123,036	DKK	Novo Nordisk, A/S - Class B	14,063,554
			25,316,194
		Industrials (22.3%)
59,000	JPY	Central Japan Railway Company	1,474,566
22,100	EUR	DO & CO, AG	3,080,968
125,640	INR	Hindustan Aeronautics, Ltd.	4,561,128
64,000	JPY	Hitachi, Ltd.	5,027,222
278,100	JPY	INFRONEER Holdings, Inc.	2,907,110
59,500	JPY	Kyudenko Corp.	2,278,852
124,800	EUR	Leonardo S.p.A	2,178,267
604,300	GBP	Melrose Industries, PLC	4,504,142
299,001	SEK	Munters Group, AB*~	4,772,424
2,066,200	GBP	Rolls-Royce Holdings, PLC#	7,844,225
12,025	EUR	Schneider Electric, SE	2,362,311
69,190	CAD	Stantec, Inc.	5,559,594
1,290,800	CNY	Weichai Power Company, Ltd. - Class A	2,652,631
			49,203,440
		Information Technology (28.5%)
210,000	JPY	Advantest Corp.	8,357,542
26,100	TWD	Alchip Technologies, Ltd.	3,237,442
10,050	EUR	ASML Holding, NV	8,719,258
2,225	CAD	Constellation Software, Inc.^	6,149,569
14,750		Fabrinet#^	3,149,273
9,800	JPY	Keyence Corp.	4,384,499
159,440	INR	KPIT Technologies, Ltd.	2,974,298
10,300	JPY	Lasertec Corp.^	2,682,419
33,560	EUR	SAP, SE	5,814,155
86,390	CAD	Shopify, Inc. - Class A#	6,915,955
40,430	KRW	SK Hynix, Inc.	4,048,686
326,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	6,526,028
			62,959,124
		Materials (2.9%)
279,900		Cemex, SAB de CV (ADR)#	2,317,572
10,220		Linde, PLC	4,137,363
			6,454,935

		Real Estate (4.8%)
788,800	MXN	Corp. Inmobiliaria Vesta SAB de CV^	2,997,270
305,100	INR	DLF, Ltd.	2,924,723
201,700	INR	Macrotech Developers, Ltd.*	2,609,957
139,000	INR	Prestige Estates Projects, Ltd.	2,104,693
			10,636,643
		Total Common Stocks (Cost $162,147,372)	220,362,639

Warrants (0.0%) #
		Information Technology (0.0%)
1,260		Constellation Software, Inc.^& 03/31/40, Strike $1.00 (Cost $—)	—

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Purchased Options (0.4%) #
	Consumer Discretionary (0.1%)
600 4,330,200	Alibaba Group Holding, Ltd. Call, 07/19/24, Strike $80.00	304,500

	Other (0.3%)
1,218 50,786,946	Invesco QQQ Trust Series 1 Put, 02/16/24, Strike $399.78	151,641
7,500 1,912,500	iShares China Large-Cap ETF Call, 05/17/24, Strike $25.00	333,750

See accompanying Notes to Schedule of Investments

1

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
10,537 52,569,093	iShares MSCI India Small-Cap ETF Put, 02/16/24, Strike $47.00	$52,685
		538,076
	Total Purchased Options (Cost $2,407,687)	842,576

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (4.6%)
10,165,608	State Street Navigator Securities Lending Government Money Market Portfolio, 5.353%†*** (Cost $10,165,608)	10,165,608
	TOTAL INVESTMENTS (104.7%) (Cost $174,720,667)	231,370,823
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-4.6%)		(10,165,608)
LIABILITIES, LESS OTHER ASSETS (-0.1%)		(322,041)
NET ASSETS (100.0%)		$220,883,174

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	Swiss Franc	03/27/24	6,620,000	$7,716,275	$(121,110)
State Street Bank and Trust	Swiss Franc	03/27/24	3,900,000	4,545,842	(71,349)
State Street Bank and Trust	European Monetary Unit	03/27/24	3,040,000	3,292,855	(83,105)
State Street Bank and Trust	British Pound Sterling	03/27/24	1,800,000	2,282,107	(14,980)
State Street Bank and Trust	British Pound Sterling	03/27/24	1,720,000	2,180,680	(14,314)
					$(304,858)

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
^	Security, or portion of security, is on loan.
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Funds. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $1,596,123.
&	Illiquid security.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2024.
***	The rate disclosed is the 7 day net yield as of January 31, 2024.

FOREIGN CURRENCY ABBREVIATIONS
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
SEK	Swedish Krona
TWD	New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2024 (see Note 3):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Assets:
Common Stocks	$62,654,882	$157,707,757	$—	$220,362,639
Warrants	—	—	—	—
Purchased Options	842,576	—	—	842,576
Investment of Cash Collateral For Securities Loaned	—	10,165,608	—	10,165,608
Total	$63,497,458	$167,873,365	$—	$231,370,823
Liabilities:
Forward Foreign Currency Contracts	$—	$304,858	$—	$304,858
Total	$—	$304,858	$—	$304,858

See accompanying Notes to Schedule of Investments

2

Calamos International Growth Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2024

	Value	% of Total Investments
US Dollar	$41,075,959	17.7%
Japanese Yen	38,132,592	16.5%
European Monetary Unit	36,055,538	15.6%
Indian Rupee	25,387,288	11.0%
Canadian Dollar	21,985,251	9.5%
British Pound Sterling	17,969,259	7.8%
Danish Krone	14,063,554	6.1%
New Taiwan Dollar	9,763,470	4.2%
Swedish Krona	7,321,017	3.2%
South Korean Won	6,383,942	2.8%
Indonesian Rupiah	3,183,382	1.4%
Mexican Peso	2,997,270	1.3%
Chinese Yuan Renminbi	2,652,631	1.1%
Australian Dollar	2,211,308	0.9%
Brazilian Real	2,188,362	0.9%
Total Investments	$231,370,823	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

3

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

Convertible Bonds (12.0%)
		Consumer Discretionary (5.1%)
12,254,000		MakeMyTrip, Ltd.
		0.000%, 02/15/28	$18,415,679

		Energy (1.1%)
3,400,000	EUR	Eni S.p.A
		2.950%, 09/14/30	3,828,337

		Information Technology (5.8%)
3,600,000		Gigabyte Technology Company, Ltd.
		0.000%, 07/27/28	4,026,708
13,000,000		SK Hynix, Inc.
		1.750%, 04/11/30	17,140,890
			21,167,598
		Total Convertible Bonds
		(Cost $36,396,320)	43,411,614

NUMBER OF
SHARES			VALUE

Common Stocks (83.2%)
		Consumer Discretionary (17.2%)
952,120	MXN	Alsea, SAB de CV#	3,735,680
130,805	INR	Amber Enterprises India, Ltd.#	6,837,162
21,100	CNY	Beijing Roborock Technology Company, Ltd. - Class A	843,333
79,448	INR	Dixon Technologies India, Ltd.	5,724,216
617,570	INR	Indian Hotels Company, Ltd.	3,655,387
590,830	PHP	Jollibee Foods Corp.	2,665,652
1,675,000	INR	Kalyan Jewellers India, Ltd.	7,109,174
159,550	INR	Mahindra & Mahindra, Ltd.	3,182,748
21,847,100	IDR	Map Aktif Adiperkasa PT	1,342,946
7,630		MercadoLibre, Inc.#	13,061,110
17,078,400	IDR	Mitra Adiperkasa Tbk PT	2,115,306
568,000	INR	Tata Motors, Ltd.	6,049,237
3,470,590	INR	Zomato, Ltd.#	5,816,442
			62,138,393
		Consumer Staples (3.6%)
540,610	MXN	Fomento Economico Mexicano, SAB de CV	7,320,685
12,000	CNY	Kweichow Moutai Company, Ltd. - Class A	2,685,940
598,440	BRL	Raia Drogasil, SA	3,055,977
			13,062,602
		Energy (3.8%)
185,940	EUR	Galp Energia SGPS, SA	2,927,020
211,490	INR	Reliance Industries, Ltd.	7,257,781
190,580		TechnipFMC, PLC~	3,685,817
			13,870,618
		Financials (8.6%)
1,064,000	BRL	B3, SA - Brasil Bolsa Balcao	2,811,190
776,310	BRL	Banco BTG Pactual, SA	5,644,011
18,631,480	IDR	Bank Mandiri Persero, Tbk PT	7,844,140
558,970		Itau Unibanco Holding, SA (ADR)	3,689,202
150,460	KRW	Meritz Financial Group, Inc.#	7,724,627
388,640		NU Holdings, Ltd. - Class A#	3,346,190
			31,059,360
		Health Care (3.8%)
46,100	INR	Alkem Laboratories, Ltd.	2,773,303
54,300	INR	Apollo Hospitals Enterprise, Ltd.	4,131,963
44,170	DKK	Novo Nordisk, A/S - Class B	5,048,825
3,000	KRW	Samsung Biologics Company, Ltd.#*	1,882,163
			13,836,254
		Industrials (8.4%)
36,830	KRW	HD Hyundai Electric Company, Ltd.	2,820,553
245,000	INR	Hindustan Aeronautics, Ltd.	8,894,273
114,080	INR	KEI Industries, Ltd.	4,377,976
63,193	INR	Larsen & Toubro, Ltd.	2,645,780
315,780	INR	Titagarh Rail System, Ltd.	4,182,093
3,566,300	CNY	Weichai Power Company, Ltd. - Class A	7,328,849
			30,249,524
		Information Technology (25.0%)
101,600	JPY	Advantest Corp.	4,043,458
87,110	TWD	Alchip Technologies, Ltd.	10,805,118
166,000	TWD	AP Memory Technology Corp.	2,763,259
4,750	EUR	ASML Holding, NV	4,121,042
24,305	SAR	Elm Company	5,834,262
29,400		Fabrinet#	6,277,194
98,610	KRW	HPSP Company, Ltd.	3,305,398
421,050	INR	KPIT Technologies, Ltd.	7,854,541
126,000	TWD	MediaTek, Inc.	3,888,060
3,135		NVIDIA Corp.	1,928,871
179,000	TWD	Silergy Corp.	2,202,906
1,719,649	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.~	34,424,780
1,833,200	HKD	Xiaomi Corp. - Class B#*	2,888,258
			90,337,147
		Materials (2.7%)
607,870		Cemex, SAB de CV (ADR)#	5,033,164
3,247,500	IDR	Pantai Indah Kapuk Dua Tbk#	996,065
2,606,000	HKD	Zijin Mining Group Company, Ltd.- Class H	3,866,949
			9,896,178
		Real Estate (10.1%)
4,602,900	PHP	Ayala Land, Inc.	2,781,558
3,002,290	MXN	Corp. Inmobiliaria Vesta SAB de CV^	11,408,057
824,070	INR	DLF, Ltd.	7,899,628
714,470	INR	Macrotech Developers, Ltd.*	9,245,095
353,290	INR	Prestige Estates Projects, Ltd.	5,349,403
			36,683,741
		Total Common Stocks
		(Cost $229,992,662)	301,133,817

See accompanying Notes to Schedule of Investments

1

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

NUMBER OF
SHARES			VALUE

Preferred Stock (0.8%)
		Industrials (0.8%)
1,189,090	BRL	Randon, SA Implementos e Participacoes‡
		(Cost $3,024,966)	$2,808,080

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT			VALUE

Purchased Options (1.6%) #
		Communication Services (0.4%)
11,512		Kraneshares Csi China Internet
26,869,008		Call, 05/17/24, Strike $26.00	1,300,856

		Consumer Discretionary (0.2%)
1,490		Alibaba Group Holding, Ltd.
10,753,330		Call, 07/19/24, Strike $80.00	756,175

		Energy (0.2%)
7,035		Petroleo Brasileiro, SA
12,008,745		Call, 04/19/24, Strike $17.00	805,507

		Information Technology (0.1%)
665		Micron Technology, Inc.
5,702,375		Call, 04/19/24, Strike $90.00	275,975

		Materials (0.0%)
4,964		Vale, SA
6,795,716		Call, 03/15/24, Strike $16.00	42,194

		Other (0.7%)
2,939		Global X MSCI Argentina ETF
15,397,421		Call, 07/19/24, Strike $54.00	925,785
2,098		Invesco QQQ Trust Series 1
87,480,306		Put, 02/16/24, Strike $399.78	261,201
31,652		iShares China Large-Cap ETF
1,290,768,560		Call, 05/17/24, Strike $25.00	1,408,514
18,000		iShares MSCI India ETF
89,802,000		Put, 02/16/24, Strike $47.00	90,000
			2,685,500
		Total Purchased Options
		(Cost $10,588,657)	5,866,207

NUMBER OF
SHARES/
PRINCIPAL AMOUNT			VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (2.4%)
8,508,001		State Street Navigator Securities Lending Government Money Market Portfolio, 5.353%†***
		(Cost $8,508,001)	8,508,001
		TOTAL INVESTMENTS (100.0%)
		(Cost $288,510,606)	361,727,719
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-2.4%)			$(8,508,001)

OTHER ASSETS, LESS LIABILITIES (2.4%)			8,610,800
NET ASSETS (100.0%)			$361,830,518

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT			VALUE

WRITTEN OPTION (-0.1%) #
		Other (-0.1%)
2,939		Global X MSCI Argentina ETF
7,806,110		Call, 07/19/24, Strike $60.00
		(Premium $346,155)	$(433,503)

FORWARD FOREIGN CURRENCY CONTRACTS

	LONG	SETTLEMENT	LOCAL	CURRENT	UNREALIZED
COUNTERPARTY	CONTRACTS	DATE	CURRENCY	VALUE	GAIN/LOSS
Bank of New York	South African Rand	03/27/24	250,000,000	$13,292,539	$(139,580)
State Street Bank and Trust	South Korean Won	03/27/24	17,000,000,000	12,775,661	(410,811)
					$(550,391)

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $11,429,450.
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Funds. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2024.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2024.
***	The rate disclosed is the 7 day net yield as of January 31, 2024.

Abbreviation
ADR	American Depositary Receipt

FOREIGN CURRENCY ABBREVIATIONS
BRL	Brazilian Real
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	European Monetary Unit
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PHP	Philippine Peso

See accompanying Notes to Schedule of Investments

2

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

SAR	Saudi Riyal
TWD	New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2024 (see Note 3):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$43,411,614	$—	$43,411,614
Common Stocks	82,942,949	218,190,868	—	301,133,817
Preferred Stocks	2,808,080	—	—	2,808,080
Purchased Options	5,866,207	—	—	5,866,207
Investment of Cash Collateral For Securities Loaned	—	8,508,001	—	8,508,001
Total	$91,617,236	$270,110,483	$—	$361,727,719
Liabilities:
Written Options	$433,503	$—	$—	$433,503
Forward Foreign Currency Contracts	—	550,391	—	550,391
Total	$433,503	$550,391	$—	$983,894

CURRENCY EXPOSURE JANUARY 31, 2024
	Value	% of Total Investments
Indian Rupee	$102,986,202	28.5%
US Dollar	90,545,530	25.1%
New Taiwan Dollar	54,084,123	15.0%
Mexican Peso	22,464,422	6.2%
South Korean Won	15,732,741	4.3%
Brazilian Real	14,319,258	4.0%
Indonesian Rupiah	12,298,457	3.4%
European Monetary Unit	10,876,399	3.0%
Chinese Yuan Renminbi	10,858,122	3.0%
Hong Kong Dollar	6,755,207	1.9%
Saudi Riyal	5,834,262	1.6%
Philippine Peso	5,447,210	1.5%
Danish Krone	5,048,825	1.4%
Japanese Yen	4,043,458	1.1%
Total Investments	$361,294,216	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

3

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

NUMBER OF SHARES			VALUE

Common Stocks (99.2)%
		Communication Services (5.6)%
17,700		Alphabet, Inc. - Class A#	$2,479,770
3,610		Meta Platforms, Inc. - Class A#	1,408,405
1,560		Netflix, Inc.#	880,012
4,800		Spotify Technology, SA#	1,033,680
			5,801,867
		Consumer Discretionary (12.2)%
23,140		Amazon.com, Inc.#~	3,591,328
655		Chipotle Mexican Grill, Inc.#	1,577,744
9,850	INR	Dixon Technologies India, Ltd.	709,691
5,255	EUR	Ferrari, NV	1,832,614
32,300		MakeMyTrip, Ltd.#^	1,789,097
1,220		MercadoLibre, Inc.#	2,088,408
642,000	INR	Zomato, Ltd.#	1,075,943
			12,664,825
		Consumer Staples (1.5)%
2,180		Costco Wholesale Corp.	1,514,838

		Energy (5.2)%
47,420	CAD	Canadian Natural Resources, Ltd.^	3,034,711
10,590		Chevron Corp.	1,561,284
39,460		TechnipFMC, PLC	763,156
			5,359,151
		Financials (6.9)%
10,100		Apollo Global Management, Inc.	1,014,040
1,172,000	IDR	Bank Mandiri Persero, Tbk PT	493,430
4,050		Chubb, Ltd.	992,250
680		First Citizens BancShares Inc/NC- Class A	1,026,800
2,760		JPMorgan Chase & Company	481,234
10,800		Morgan Stanley	942,192
14,400	JPY	Sumitomo Mitsui Financial Group, Inc.^	748,992
3,620		Visa, Inc. - Class A^	989,201
9,100		Wells Fargo & Company	456,638
			7,144,777
		Health Care (12.8)%
14,170	GBP	AstraZeneca, PLC	1,878,614
16,550		Boston Scientific Corp.#	1,046,953
6,415		Eli Lilly & Company	4,141,588
15,600	EUR	Gerresheimer, AG	1,590,403
39,570		Novo Nordisk, A/S (ADR)	4,540,262
			13,197,820
		Industrials (16.5)%
4,230		EMCOR Group, Inc.	964,905
50,000	INR	Hindustan Aeronautics, Ltd.	1,815,158
20,300	JPY	Hitachi, Ltd.	1,594,572
100,000	JPY	INFRONEER Holdings, Inc.	1,045,347
204,200	GBP	Melrose Industries, PLC	1,522,002
105,300	SEK	Munters Group, AB*	1,680,717
517,300	GBP	Rolls-Royce Holdings, PLC#	1,963,904
4,310	EUR	Safran, SA	804,715
5,440	EUR	Schneider Electric, SE	1,068,688
23,190		Uber Technologies, Inc.#	1,513,611
32,420		Vertiv Holdings Company - Class A	1,826,219
6,820		Waste Management, Inc.	1,265,997
			17,065,835
		Information Technology (34.5)%
33,500	JPY	Advantest Corp.	1,333,227
11,400	TWD	Alchip Technologies, Ltd.	1,414,055
16,100		Apple, Inc.	2,968,840
3,048	EUR	ASML Holding, NV	2,644,408
4,400		Cadence Design Systems, Inc.#	1,269,224
5,540		Fabrinet#	1,182,845
4,500	JPY	Keyence Corp.	2,013,290
10,950		Marvell Technology, Inc.	741,315
23,425		Micron Technology, Inc.	2,008,694
13,910		Microsoft Corp.~	5,530,338
12,490		NVIDIA Corp.	7,684,722
6,550	EUR	SAP, SE	1,134,765
1,350		ServiceNow, Inc.#	1,033,290
16,110	CAD	Shopify, Inc. - Class A#	1,289,687
6,075		Snowflake, Inc. - Class A#	1,188,513
95,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	1,901,757
3,400		Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	384,064
			35,723,034
		Materials (2.1)%
19,500		Freeport-McMoRan, Inc.	773,955
3,465		Linde, PLC	1,402,736
			2,176,691
		Real Estate (1.9)%
285,700	MXN	Corp. Inmobiliaria Vesta SAB de CV^	1,085,599
67,000	INR	Macrotech Developers, Ltd.	866,966
			1,952,565
		Total Common Stocks (Cost $64,633,062)	102,601,403

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.1%) #
	Health Care (0.0%)
65	Eli Lilly & Company
4,196,465	Put, 02/16/24, Strike $600.00	32,500

	Other (0.1)%
540	Invesco QQQ Trust Series 1
22,516,380	Put, 02/16/24, Strike $399.78	67,230

	Total Purchased Options
	(Cost $415,739)	99,730

See accompanying Notes to Schedule of Investments

1

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (4.0%)
4,115,254	State Street Navigator Securities Lending Government Money Market Portfolio, 5.353%†*** (Cost $4,115,254)	$4,115,254
	TOTAL INVESTMENTS (103.3%)
	(Cost $69,164,055)	106,816,387
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-4.0%)		(4,115,254)
OTHER ASSETS, LESS LIABILITIES (0.7%)		676,649
NET ASSETS (100.0%)		$103,377,782

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options.
The aggregate value of such securities is $1,094,121.
^	Security, or portion of security, is on loan.
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Funds. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2024.
***	The rate disclosed is the 7 day net yield as of January 31, 2024.

FOREIGN CURRENCY ABBREVIATIONS
CAD	Canadian Dollar
EUR	European Monetary Unit
GBP	British Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
SEK	Swedish Krona
TWD	New Taiwan Dollar

ABBREVIATION
ADR	American Depositary Receipt

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.  The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2024 (see Note 3):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$71,468,145	$31,133,258	$—	$102,601,403
Purchased Options	99,730	—	—	99,730
Investment of Cash Collateral For Securities Loaned	—	4,115,254	—	4,115,254
Total	$71,567,875	$35,248,512	$—	$106,816,387

See accompanying Notes to Schedule of Investments

2

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2024

	Value	% of Total Investments
US Dollar	$70,273,132	65.8%
European Monetary Unit	9,075,593	8.5%
Japanese Yen	6,735,428	6.3%
British Pound Sterling	5,364,520	5.0%
Indian Rupee	4,467,758	4.2%
Canadian Dollar	4,324,398	4.0%
New Taiwan Dollar	3,315,812	3.1%
Swedish Krona	1,680,717	1.6%
Mexican Peso	1,085,599	1.0%
Indonesian Rupiah	493,430	0.5%
Total Investments	$106,816,387	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

3

Calamos Global Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (30.8)%
		Communication Services (0.7)%
1,576,000		Liberty Media Corp.-Liberty Formula One
		2.250%, 08/15/27	$1,642,539

		Consumer Discretionary (3.8)%
160,000,000	JPY	Daiwa House Ind Company, Ltd.
		03/30/29	1,110,651
4,210,000		MakeMyTrip, Ltd.
		0.000%, 02/15/28	6,326,914
1,009,000		Winnebago Industries, Inc.*
		3.250%, 01/15/30	1,038,281
			8,475,846
		Consumer Staples (2.0)%
4,255,000		Post Holdings, Inc.
		2.500%, 08/15/27	4,429,838

		Energy (2.8)%
5,500,000	EUR	Eni S.p.A
		2.950%, 09/14/30	6,192,899

		Financials (2.4)%
2,200,000	EUR	Citigroup Global Markets Funding Luxembourg SCA
		0.000%, 03/15/28	2,624,519
2,200,000		Morgan Stanley Finance, LLC
		1.000%, 11/23/27	2,560,360
			5,184,879
		Industrials (9.8)%
220,000,000	JPY	ANA Holdings, Inc.
		0.000%, 12/10/31	1,754,470
1,086,000		Parsons Corp.
		0.250%, 08/15/25	1,613,861
1,700,000	EUR	Prysmian S.p.A
		0.000%, 02/02/26	2,034,192
4,200,000	EUR	Rheinmetall, AG
		1.875%, 02/07/28	5,384,636
1,610,000	EUR	Schneider Electric, SE
		0.000%, 06/15/26	3,442,046
1,500,000	EUR	SPIE, SA
		2.000%, 01/17/28	1,760,493
961,000		Tetra Tech, Inc.*
		2.250%, 08/15/28	977,299
4,170,000		Uber Technologies, Inc.*^
		0.875%, 12/01/28	4,658,265
			21,625,262
		Information Technology (8.8)%
2,240,000		Akamai Technologies, Inc.*
		1.125%, 02/15/29	2,490,118
1,763,000		Camtek, Ltd.*
		0.000%, 12/01/26	2,518,428
2,244,000		Datadog, Inc.^
		0.125%, 06/15/25	3,175,843
2,200,000		Gigabyte Technology Company, Ltd.
		0.000%, 07/27/28	2,460,766
2,000,000	EUR	GlobalWafers GmbH
		1.500%, 01/23/29	2,201,149
1,500,000		Progress Software Corp.
		1.000%, 04/15/26	1,628,010
1,082,000		Rapid7, Inc.^
		1.250%, 03/15/29	1,184,671
2,800,000		SK Hynix, Inc.
		1.750%, 04/11/30	3,691,884
			19,350,869
		Materials (0.5)%
1,000,000		Glencore Funding, LLC
		0.000%, 03/27/25	1,032,020
		TOTAL CONVERTIBLE BONDS
		(Cost $62,316,552)	67,934,152

CORPORATE BONDS (1.8)%
		Energy (0.9)%
1,940,000		Noble Finance II, LLC*
		8.000%, 04/15/30	2,017,678

		Industrials (0.9)%
2,000,000		Uber Technologies, Inc.*
		8.000%, 11/01/26	2,037,300
		Total CORPORATE BONDS
		(Cost $3,206,331)	4,054,978

U.S. Government And Agency Securities (3.9)%
		U.S. Treasury Note
2,140,000		4.125%, 08/31/30	2,165,245
2,140,000		4.000%, 06/30/28	2,149,112
2,120,000		4.625%, 09/15/26	2,149,067
2,120,000		4.500%, 07/15/26	2,140,124
		Total U.S. Government And Agency Securities
		(Cost $8,421,333)	8,603,548

Bank Loans (0.9)%
		Health Care (0.9)%
379,874		PRA Health Sciences, Inc. ‡
		7.860%, 07/03/28
		3 mo. SOFR + 2.25%	380,704
1,524,677		Icon Luxembourg Sarl ‡
		7.860%, 07/03/28
		3 mo. SOFR + 2.25%	1,528,008
		Total Bank Loans
		(Cost $1,913,738)	1,908,712

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCK (1.7%)
	Financials (1.7%)
63,900	Apollo Global Management, Inc.^
	6.750%, 07/31/26
	(Cost $3,304,429)	3,733,038

See accompanying Notes to Schedule of Investments

1

Calamos Global Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

NUMBER OF SHARES			VALUE

Common Stocks (56.7%)
		Communication Services (3.3%)
33,014		Alphabet, Inc. - Class A#	$4,625,261
3,600		Meta Platforms, Inc. - Class A#	1,404,504
2,200		Netflix, Inc.#	1,241,042
			7,270,807
		Consumer Discretionary (4.2%)
28,000		Amazon.com, Inc.#	4,345,600
690		Chipotle Mexican Grill, Inc.#	1,662,051
3,200	EUR	Ferrari, NV	1,115,959
1,301		MercadoLibre, Inc.#	2,227,065
			9,350,675
		Consumer Staples (2.9%)
25,250		Coca-Cola Company~	1,502,123
8,300		Constellation Brands, Inc. - Class A	2,034,164
3,990		Costco Wholesale Corp.	2,772,571
			6,308,858
		Energy (2.9%)
63,900	CAD	Canadian Natural Resources, Ltd.^	4,089,372
15,852		Chevron Corp.	2,337,060
			6,426,432
		Financials (5.0%)
3,276,000	IDR	Bank Mandiri Persero, Tbk PT	1,379,246
1,100		First Citizens BancShares Inc/NC- Class A	1,661,000
9,320		JPMorgan Chase & Company~	1,625,035
25,300		Morgan Stanley	2,207,172
21,500	JPY	Sumitomo Mitsui Financial Group, Inc.^	1,118,287
6,460		Visa, Inc. - Class A^	1,765,260
25,400		Wells Fargo & Company	1,274,572
			11,030,572
		Health Care (9.1%)
18,700	GBP	AstraZeneca, PLC	2,479,187
11,500		Eli Lilly & Company	7,424,515
18,250	EUR	Gerresheimer, AG	1,860,568
71,550		Novo Nordisk, A/S (ADR)	8,209,647
			19,973,917
		Industrials (7.4%)
20,300	CAD	Canadian Pacific Kansas City, Ltd.	1,633,573
29,700	INR	Hindustan Aeronautics, Ltd.	1,078,204
29,600	JPY	Hitachi, Ltd.	2,325,090
146,000	JPY	INFRONEER Holdings, Inc.	1,526,206
263,000	GBP	Melrose Industries, PLC	1,960,267
835,000	GBP	Rolls-Royce Holdings, PLC#	3,170,036
50,500		Vertiv Holdings Company - Class A	2,844,665
10,200		Waste Management, Inc.	1,893,426
			16,431,467
		Information Technology (20.1%)
21,500	TWD	Alchip Technologies, Ltd.	2,666,858
32,440		Apple, Inc.	5,981,936
5,180	EUR	ASML Holding, NV	4,494,105
5,300	JPY	Keyence Corp.	2,371,209
24,810		Microsoft Corp.	9,863,960
19,200		NVIDIA Corp.	11,813,184
1,430		ServiceNow, Inc.#	1,094,522
13,900	CAD	Shopify, Inc. - Class A#	1,112,765
252,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	5,044,660
			44,443,199
		Materials (1.2%)
36,700		Freeport-McMoRan, Inc.	1,456,623
2,800		Linde, PLC	1,133,524
			2,590,147
		Real Estate (0.6%)
100,000	INR	Macrotech Developers, Ltd.	1,293,980
		Total Common Stocks
		(Cost $71,370,556)	125,120,054

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.5%) #
	Consumer Discretionary (0.1%)
110	Toyota Motor Corp.
2,196,700	Call, 04/19/24, Strike $185.00	204,050

	Energy (0.0%)
820	Noble Corp., PLC
3,618,660	Call, 03/15/24, Strike $55.00	8,200

	Health Care (0.1%)
360	Boston Scientific Corp.
2,277,360	Call, 06/21/24, Strike $62.50	153,000
105	Eli Lilly & Company
6,778,905	Put, 02/16/24, Strike $600.00	52,500
		205,500
	Industrials (0.2%)
410	Uber Technologies, Inc.
2,676,070	Call, 01/17/25, Strike $57.50	646,775

1,177	Other (0.1%)
49,077,369	Invesco QQQ Trust Series 1
	Put, 02/16/24, Strike $399.78	146,537
	TOTAL PURCHASED OPTIONS
	(Cost $1,796,663)	1,211,062

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.3%)
2,981,432	State Street Navigator Securities Lending Government Money Market Portfolio, 5.353%†***
	(Cost $2,981,432)	2,981,432

See accompanying Notes to Schedule of Investments

2

Calamos Global Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

VALUE

TOTAL INVESTMENTS (97.6%)
(Cost $155,311,034)	$215,546,976
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.4%)	$(2,981,432)
OTHER ASSETS, LESS LIABILITIES (3.8%)	8,260,683
NET ASSETS (100.0%)	$220,826,227

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Funds. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2024.
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $2,066,198.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2024.
***	The rate disclosed is the 7 day net yield as of January 31, 2024.

ABBREVIATION
ADR	American Depositary Receipt

FOREIGN CURRENCY ABBREVIATIONS
CAD	Canadian Dollar
EUR	European Monetary Unit
GBP	British Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
TWD	New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2024 (see Note 3):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$67,934,152	$—	$67,934,152
Corporate Bonds	—	4,054,978	—	4,054,978
U.S. Government and Agency Securities	—	8,603,548	—	8,603,548
Bank Loans	—	1,908,712	—	1,908,712
Convertible Preferred Stocks	3,733,038	—	—	3,733,038
Common Stocks	91,236,192	33,883,862	—	125,120,054
Purchased Options	1,211,062	—	—	1,211,062
Investment of Cash Collateral For Securities Loaned	—	2,981,432	—	2,981,432
Total	$96,180,292	$119,366,684	$—	$215,546,976

See accompanying Notes to Schedule of Investments

3

Calamos Global Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2024

	Value	% of Total Investments
US Dollar	$148,322,349	68.8%
European Monetary Unit	31,110,566	14.4%
Japanese Yen	10,205,913	4.7%
New Taiwan Dollar	7,711,518	3.6%
British Pound Sterling	7,609,490	3.5%
Canadian Dollar	6,835,710	3.2%
Indian Rupee	2,372,184	1.1%
Indonesian Rupiah	1,379,246	0.7%
Total Investments	$215,546,976	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

4

Calamos International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (95.0%)
		Communication Services (5.0)%
1,540	SEK	Hemnet Group, AB	$41,577
457	EUR	Scout24, SE*	33,649
20,150	GBP	Trustpilot Group, PLC*#	45,888
1,880	GBP	YouGov, PLC	27,757
			148,871
		Consumer Discretionary (9.5)%
1,200	INR	Amber Enterprises India, Ltd.#	62,724
680	INR	Dixon Technologies India, Ltd.	48,994
9,600	INR	Kalyan Jewellers India, Ltd.	40,745
1,500		MakeMyTrip, Ltd.#	83,085
388,000	IDR	Map Aktif Adiperkasa PT	23,850
940	INR	TVS Motor Company, Ltd.	22,594
			281,992
		Consumer Staples (3.0)%
12,080	CHF	Aryzta, AG#	21,682
600	JPY	Toyo Suisan Kaisha, Ltd.	31,243
1,600	JPY	Yamazaki Baking Company, Ltd.	37,940
			90,865
		Energy (1.5)%
2,260		TechnipFMC, PLC	43,708

		Financials (4.1)%
12,600	JPY	Concordia Financial Group, Ltd.	60,045
1,465	AUD	HUB24, Ltd.	35,403
7,095	AUD	Steadfast Group, Ltd.	27,453
			122,901
		Health Care (7.5)%
1,285	EUR	Gerresheimer, AG	131,004
1,100	JPY	Jeol, Ltd.	50,285
123	CHF	Ypsomed Holding, AG	43,418
			224,707
		Industrials (33.5)%
9,460	GBP	Ashtead Technology Holdings, PLC	78,773
879	EUR	DO & CO, AG	122,542
700	JPY	Ebara Corp.	43,839
280	KRW	HD Hyundai Electric Company, Ltd.	21,443
1,060	INR	Hindustan Aeronautics, Ltd.	38,481
5,700	JPY	INFRONEER Holdings, Inc.	59,585
2,000	JPY	Japan Elevator Service Holdings Company, Ltd.	30,223
1,090	INR	KEI Industries, Ltd.	41,830
1,100	JPY	Keisei Electric Railway Company, Ltd.	49,775
1,600	JPY	Kyudenko Corp.	60,861
3,100	EUR	Leonardo S.p.A	54,108
15,680	GBP	Melrose Industries, PLC	116,871
8,377	SEK	Munters Group, AB*	133,707
900	JPY	Sojitz Corp.	21,241
1,120	CAD	Stantec, Inc.	89,995
2,840	INR	Titagarh Rail System, Ltd.	37,612
			1,000,886
		Information Technology (19.5)%
780	TWD	Alchip Technologies, Ltd.	96,751
507	EUR	BE Semiconductor Industries, NV	76,191
292		Fabrinet#	62,345
1,130	KRW	HPSP Company, Ltd.	37,878
3,300	INR	KPIT Technologies, Ltd.	61,560
620	EUR	Nemetschek, SE	57,210
2,980	GBP	Sage Group, PLC	44,366
700	JPY	SCREEN Holdings Company, Ltd.	68,641
100	JPY	SHIFT, Inc.#	18,027
2,820	BRL	TOTVS, SA	17,941
800	JPY	Towa Corp.	41,272
			582,182
		Materials (3.5)%
1,685	EUR	SOL S.p.A	48,495
1,100	JPY	Sumitomo Bakelite Company, Ltd.	54,668
			103,163
		Real Estate (7.9)%
22,800	MXN	Corp. Inmobiliaria Vesta SAB de CV	86,635
3,610	INR	Macrotech Developers, Ltd.*	46,713
7,500	JPY	Mirarth Holdings, Inc.	25,131
2,115	INR	Prestige Estates Projects, Ltd.	32,025
375	EUR	VGP, NV	43,983
			234,487
		TOTAL COMMON STOCKS (Cost $2,249,590)	2,833,762
PREFERRED STOCK (1.0%)
		Industrials (1.0)%
12,490	BRL	Randon, SA Implementos e Participacoes (Cost $32,527)	29,496

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Purchased Options (0.1)% #
	Other (0.1)%
39	ishares MSCI India Small-Cap
286,338	Put, 02/16/24, Strike $61.76	2,437
30	iShares MSCI India Small-Cap
220,260	Put, 02/16/24, Strike $65.76	1,275
	Total Purchased Options (Cost $11,953)	3,712
	TOTAL INVESTMENTS (96.1%) (Cost $2,294,070)	2,866,970
OTHER ASSETS, LESS LIABILITIES (3.9%)		117,391
NET ASSETS (100.0%)		$2,984,361

See accompanying Notes to Schedule of Investments

1

Calamos International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Funds. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
SEK	Swedish Krona
TWD	New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2024 (see Note 3):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$603,746	$2,230,016	$—	$2,833,762
Preferred Stock	29,496	—	—	29,496
Purchased Options	3,712	—	—	3,712
Total	$636,954	$2,230,016	$—	$2,866,970

See accompanying Notes to Schedule of Investments

2

Calamos International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2024

	Value	% of Total Investments
Japanese Yen	$652,776	22.8%
European Monetary Unit	567,182	19.8%
Indian Rupee	433,278	15.1%
British Pound Sterling	313,655	10.9%
US Dollar	192,850	6.7%
Swedish Krona	175,284	6.1%
New Taiwan Dollar	96,751	3.4%
Canadian Dollar	89,995	3.1%
Mexican Peso	86,635	3.0%
Swiss Franc	65,100	2.3%
Australian Dollar	62,856	2.2%
South Korean Won	59,321	2.1%
Brazilian Real	47,437	1.7%
Indonesian Rupiah	23,850	0.8%
Total Investments	$2,866,970	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

3

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

Corporate Bonds (30.4)%
	Airlines (0.9)%
95,751	Air Canada Pass Through Trust Series 2015-2, Class AA*
	3.750%, 06/15/29	$89,621
95,604	Alaska Airlines Pass Through Trust Series 2020-1, Class A*
	4.800%, 02/15/29	92,805
32,774	British Airways Pass Through Trust Series 2013-1, Class A*
	4.625%, 12/20/25	32,716
92,364	British Airways Pass Through Trust Series 2019-1, Class A*
	3.350%, 12/15/30	84,550
122,566	JetBlue Pass Through Trust Series 2019-1, Class AA
	2.750%, 11/15/33	103,813
		403,505
	Communication Services (1.6)%
200,000	Ashtead Capital, Inc.*
	4.375%, 08/15/27	193,038
100,000	Charter Communications Operating, LLC / Charter Communications Operating Capital
	2.800%, 04/01/31	82,701
150,000	Comcast Corp.
	3.900%, 03/01/38	133,526
75,000	Paramount Global
	3.450%, 10/04/26	70,583
100,000	United States Cellular Corp.
	6.700%, 12/15/33	103,107
150,000	Verizon Communications, Inc.
	4.016%, 12/03/29	144,301
		727,256
	Consumer Discretionary (2.3)%
150,000	Cargill, Inc.*
	3.125%, 05/25/51	106,734
200,000	Ford Motor Credit Company, LLC
	4.000%, 11/13/30	178,490
100,000	GLP Capital, LP / GLP Financing II, Inc.
	3.250%, 01/15/32	84,351
100,000	goeasy, Ltd.*
	4.375%, 05/01/26	95,690
125,000	Kohl's Corp.
	5.550%, 07/17/45	85,303
100,000	M/I Homes, Inc.
	3.950%, 02/15/30	89,686
100,000	Mattel, Inc.
	6.200%, 10/01/40	99,244
100,000	Newell Brands, Inc.
	5.200%, 04/01/26	97,384
100,000	NIKE, Inc.
	2.850%, 03/27/30	91,712
100,000	Tractor Supply Company^
	5.250%, 05/15/33	101,622
		1,030,216
	Consumer Staples (1.9)%
125,000	Anheuser-Busch InBev Worldwide, Inc.
	3.500%, 06/01/30	118,127
125,000	Archer-Daniels-Midland Company
	3.250%, 03/27/30	114,887
125,000	Costco Wholesale Corp.
	1.600%, 04/20/30	106,118
100,000	Edgewell Personal Care Company*
	4.125%, 04/01/29	91,550
125,000	Hershey Company
	1.700%, 06/01/30	105,971
200,000	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.
	5.500%, 01/15/30	195,796
100,000	Kimberly-Clark Corp.
	3.100%, 03/26/30	92,720
50,000	Pilgrim's Pride Corp.
	4.250%, 04/15/31	45,111
		870,280
	Energy (0.8)%
175,000	Energy Transfer, LP‡
	8.586%, 11/01/66	156,329
	3 mo. USD LIBOR + 3.02%
100,000	EQM Midstream Partners, LP*
	7.500%, 06/01/27	102,914
100,000	EQT Corp.*
	3.125%, 05/15/26	95,117
		354,360
	Financials (9.1)%
115,000	Ally Financial, Inc.‡
	4.700%, 05/15/26	93,432
	5 year CMT + 3.87%
100,000	Aviation Capital Group, LLC*
	3.500%, 11/01/27	93,234
100,000	Avolon Holdings Funding, Ltd.*
	5.500%, 01/15/26	99,444
125,000	AXIS Specialty Finance, PLC
	4.000%, 12/06/27	120,822
100,000	Bank of America Corp.‡
	2.087%, 06/14/29
	SOFR + 1.06%	88,623
150,000	Bank of Montreal‡
	3.088%, 01/10/37
	5 year CMT + 1.40%	122,841
100,000	Bank of New York Mellon Corp.‡
	5.834%, 10/25/33
	SOFR + 2.07%	105,875
150,000	Berkshire Hathaway Finance Corp.
	4.250%, 01/15/49	137,088
125,000	BP Capital Markets, PLC‡
	4.875%, 03/22/30
	5 year CMT + 4.40%	118,590
175,000	Brookfield Finance, Inc.
	2.724%, 04/15/31	149,852
150,000	Capital One Financial Corp.‡
	2.359%, 07/29/32
	SOFR + 1.34%	113,474

See accompanying Notes to Schedule of Investments

1

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
100,000	Charles Schwab Corp.‡
	4.000%, 06/01/26
	5 year CMT + 3.17%	$91,090
100,000	Chubb INA Holdings, Inc.
	4.150%, 03/13/43	90,370
150,000	Citigroup, Inc.‡
	3.875%, 02/18/26
	5 year CMT + 3.42%	138,712
100,000	Essential Properties, LP
	2.950%, 07/15/31	79,805
100,000	Essex Portfolio, LP
	1.700%, 03/01/28	87,702
100,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP*
	3.750%, 12/15/27	85,517
125,000	Globe Life, Inc.
	4.550%, 09/15/28	123,934
150,000	Goldman Sachs Group, Inc.‡
	3.800%, 06/01/26
	5 year CMT + 2.97%	136,848
250,000	ILFC E-Capital Trust II*‡
	7.436%, 12/21/65
	3 mo. SOFR + 2.06%	198,155
125,000	JPMorgan Chase & Company^‡
	3.650%, 06/01/26
	5 year CMT + 2.85%	115,470
200,000	LSEGA Financing, PLC*
	2.000%, 04/06/28	179,768
125,000	Markel Corp.
	3.500%, 11/01/27	119,253
100,000	MetLife, Inc.
	6.400%, 12/15/66	102,168
100,000	Necessity Retail REIT, Inc. / American Finance Operating Partner, LP*
	4.500%, 09/30/28	85,098
118,000	PartnerRe Finance B, LLC‡
	4.500%, 10/01/50
	5 year CMT + 3.82%	105,695
100,000	Primerica, Inc.
	2.800%, 11/19/31	84,769
100,000	Prologis, LP
	2.875%, 11/15/29	91,235
100,000	Radian Group, Inc.
	4.500%, 10/01/24	98,965
125,000	RenaissanceRe Finance, Inc.
	3.450%, 07/01/27	118,811
100,000	SLM Corp.
	3.125%, 11/02/26	93,674
100,000	Toronto-Dominion Bank
	4.456%, 06/08/32	96,340
125,000	Travelers Companies, Inc.
	2.550%, 04/27/50	80,710
200,000	USAA Capital Corp.*
	2.125%, 05/01/30	169,532
125,000	Ventas Realty, LP
	4.000%, 03/01/28	120,309
100,000	VICI Properties, LP / VICI Note Company, Inc.*
	3.500%, 02/15/25	97,639
125,000	Wells Fargo & Company
	4.400%, 06/14/46	106,868
		4,141,712
	Health Care (2.1)%
150,000	CVS Health Corp.
	4.780%, 03/25/38	140,875
100,000	DaVita, Inc.*
	4.625%, 06/01/30	88,553
100,000	Elanco Animal Health, Inc.^
	6.650%, 08/28/28	102,595
100,000	Illumina, Inc.
	5.750%, 12/13/27	102,239
150,000	Johnson & Johnson
	3.400%, 01/15/38	131,867
100,000	Kaiser Foundation Hospitals
	2.810%, 06/01/41	75,253
100,000	Royalty Pharma, PLC
	2.200%, 09/02/30	83,936
100,000	UnitedHealth Group, Inc.
	5.250%, 02/15/28	103,235
100,000	Zoetis, Inc.
	5.600%, 11/16/32	105,805
		934,358
	Industrials (4.7)%
125,000	Air Lease Corp.‡
	4.650%, 06/15/26
	5 year CMT + 4.08%	115,611
100,000	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*
	4.625%, 01/15/27	97,083
100,000	Allegiant Travel Company*
	7.250%, 08/15/27	97,850
40,000	Ball Corp.
	6.875%, 03/15/28	41,334
125,000	Beacon Roofing Supply, Inc.*
	4.500%, 11/15/26	121,166
100,000	Burlington Northern Santa Fe, LLC
	4.950%, 09/15/41	98,682
100,000	Cascades, Inc. / Cascades USA, Inc.*^
	5.125%, 01/15/26	98,500
100,000	Cummins, Inc.
	4.875%, 10/01/43	97,468
130,000	Delta Air Lines Pass Through Trust Series 2019-1, Class AA
	3.204%, 10/25/25	129,155
100,000	EnerSys*
	4.375%, 12/15/27	94,754
100,000	Graphic Packaging International, LLC*
	1.512%, 04/15/26	91,371
80,000	GXO Logistics, Inc.
	1.650%, 07/15/26	73,129
100,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.*^
	5.750%, 01/20/26	94,050
100,000	Honeywell International, Inc.
	1.950%, 06/01/30	86,190
100,000	Illinois Tool Works, Inc.
	4.875%, 09/15/41	99,869
125,000	Infor, Inc.*
	1.750%, 07/15/25	118,494
125,000	Roper Technologies, Inc.
	1.400%, 09/15/27	111,689

See accompanying Notes to Schedule of Investments

2

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
250,000	SMBC Aviation Capital Finance DAC*
	1.900%, 10/15/26	$228,912
125,000	TransDigm, Inc.*
	6.250%, 03/15/26	124,409
107,482	United Airlines Pass Through Trust Series 2018-1, Class B
	4.600%, 09/01/27	102,744
		2,122,460
	Information Technology (3.0)%
150,000	Apple, Inc.
	4.375%, 05/13/45	141,868
100,000	Broadridge Financial Solutions, Inc.
	3.400%, 06/27/26	96,560
125,000	CGI, Inc.
	1.450%, 09/14/26	114,195
125,000	Fortinet, Inc.
	2.200%, 03/15/31	104,943
100,000	Intuit, Inc.
	5.200%, 09/15/33	103,809
157,000	Microsoft Corp.
	4.100%, 02/06/37	152,368
125,000	NVIDIA Corp.
	3.500%, 04/01/40	107,994
100,000	Open Text Corp.*
	6.900%, 12/01/27	103,951
100,000	Take-Two Interactive Software, Inc.
	4.950%, 03/28/28	100,762
100,000	TTM Technologies, Inc.*
	4.000%, 03/01/29	90,497
100,000	Twilio, Inc.
	3.625%, 03/15/29	90,419
150,000	VMware, Inc.
	1.800%, 08/15/28	131,700
		1,339,066
	Materials (0.4)%
100,000	ArcelorMittal, SA
	6.550%, 11/29/27	104,867
100,000	Georgia-Pacific, LLC*
	3.600%, 03/01/25	98,499
		203,366
	Other (0.3)%
125,000	Intact Financial Corp.*
	5.459%, 09/22/32	125,919

	Real Estate (1.4)%
100,000	Brixmor Operating Partnership, LP
	4.125%, 06/15/26	97,409
150,000	EPR Properties
	4.950%, 04/15/28	144,205
125,000	Forestar Group, Inc.*
	3.850%, 05/15/26	118,884
100,000	Healthpeak OP LLC
	3.250%, 07/15/26	96,339
100,000	Public Storage
	2.300%, 05/01/31	85,764
125,000	Tanger Properties, LP
	3.875%, 07/15/27	115,474
		658,075
	Utilities (1.9)%
150,000	Berkshire Hathaway Energy Company
	3.800%, 07/15/48	117,862
100,000	Consolidated Edison Company of New York, Inc.
	3.350%, 04/01/30	93,352
150,000	Duke Energy Carolinas, LLC
	3.700%, 12/01/47	116,469
100,000	Entergy Texas, Inc.
	1.500%, 09/01/26	91,531
100,000	Monongahela Power Company*
	3.550%, 05/15/27	95,774
150,000	Northern States Power Company
	3.750%, 12/01/47	112,359
150,000	Public Service Electric & Gas Company
	3.600%, 12/01/47	120,132
125,000	Southern Company‡
	3.750%, 09/15/51
	5 year CMT + 2.92%	116,894
		864,373
	Total Corporate Bonds (Cost $14,916,735)	13,774,946

Bank Loans (4.1)% ¡
	Airlines (0.3)%
157,250	American Airlines, Inc.‡
	10.329%, 04/20/28
	3 mo. SOFR + 4.75%	161,367

	Communication Services (1.5)%
223,858	APi Group DE, Inc.‡
	7.951%, 01/03/29
	1 mo. SOFR + 2.50%	224,172
289,825	Go Daddy Operating Company, LLC‡
	7.333%, 11/09/29
	1 mo. SOFR + 2.00%	290,173
147,609	Nexstar Broadcasting, Inc.‡
	7.951%, 09/18/26
	1 mo. SOFR + 2.50%	147,646
		661,991
	Consumer Discretionary (1.0)%
96,000	American Axle & Manufacturing, Inc.‡
	8.936%, 12/13/29
	1 mo. SOFR + 3.50%	96,181
125,000	Light & Wonder International, Inc.!
	0.000%, 04/14/29	125,299
243,125	Murphy USA, Inc.‡
	7.217%, 01/31/28
	1 mo. SOFR + 1.75%	243,885
		465,365
	Consumer Staples (0.3)%
131,734	Jazz Financing Lux Sarl‡
	8.447%, 05/05/28
	1 mo. SOFR + 3.00%	131,816

See accompanying Notes to Schedule of Investments

3

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Energy (0.3)%
125,000	Buckeye Partners, LP‡
	0.000%, 11/22/30	$125,104

	Health Care (0.3)%
117,985	Icon Luxembourg Sarl‡
	7.860%, 07/03/28
	3 mo. SOFR + 2.25%	118,242
29,396	PRA Health Sciences, Inc.‡
	7.860%, 07/03/28
	3 mo. SOFR + 2.25%	29,460
		147,702
	Information Technology (0.3)%
95,000	KBR, Inc.!
	0.000%, 01/17/31	94,921
30,000	KBR, Inc.‡
	8.083%, 01/17/31
	1 mo. SOFR + 2.75%	29,975
		124,896
	Materials (0.1)%
40,180	Axalta Coating Systems U.S. Holdings, Inc.‡
	7.848%, 12/20/29
	3 mo. SOFR + 2.50%	40,255
	Total Bank Loans (Cost $1,854,825)	1,858,496

U.S. Government and Agency Securities (59.3)%
	Other (59.3)%
	Federal Home Loan Mortgage Corp.
79,531	2.500%, 02/01/35	73,831
137,373	4.000%, 05/01/49	131,097
1,301,841	4.000%, 08/01/52	1,225,167
1,380,199	5.000%, 10/01/53	1,363,146
	Federal National Mortgage Association
112,462	2.500%, 09/01/31	106,309
90,855	3.000%, 02/01/33	86,239
49,453	3.000%, 01/01/35	46,920
253,211	3.000%, 07/01/46	226,831
162,856	3.000%, 03/01/47	145,889
45,748	4.000%, 03/01/47	43,813
141,762	3.500%, 08/01/47	131,180
79,403	4.500%, 04/01/48	77,947
103,974	4.000%, 06/01/48	99,244
69,758	3.500%, 02/01/49	64,521
62,967	3.000%, 07/01/49	55,870
120,462	3.500%, 11/01/49	110,897
587,345	2.500%, 04/01/50	498,692
507,624	3.000%, 04/01/50	449,993
416,063	3.500%, 04/01/50	382,817
788,990	2.500%, 07/01/51	666,880
580,493	2.000%, 01/01/52	468,498
579,509	4.500%, 06/01/52	559,843
1,285,940	4.500%, 09/01/52	1,242,300
520,686	4.000%, 11/01/52	490,019
466,556	4.500%, 11/01/52	450,723
457,633	5.500%, 12/01/52	459,604
719,412	4.500%, 02/01/53	694,998
763,211	5.500%, 08/01/53	765,508
824,899	6.000%, 09/01/53	836,568
	Government National Mortgage Association
138,898	3.500%, 10/20/47	130,012
105,096	3.000%, 10/20/47	95,545
	U.S. Treasury Bond
350,000	3.500%, 02/15/39	327,250
300,000	1.125%, 05/15/40	190,570
200,000	4.000%, 11/15/42	191,953
460,000	3.875%, 02/15/43	433,227
500,000	3.000%, 05/15/47	400,469
300,000	3.000%, 02/15/49	238,406
500,000	2.250%, 08/15/49	339,922
500,000	2.000%, 02/15/50	319,297
200,000	2.875%, 05/15/52	154,516
1,000,000	4.750%, 11/15/53	1,092,266
846,525	U.S. Treasury Inflation Indexed Note
	0.500%, 01/15/28	806,278
	U.S. Treasury Note
350,000	3.875%, 03/31/25	347,122
1,100,000	4.875%, 11/30/25	1,111,451
200,000	4.500%, 07/15/26	201,899
1,350,000	4.375%, 12/15/26	1,363,236
1,350,000	4.375%, 11/30/28	1,380,059
175,000	3.750%, 06/30/30	173,400
1,400,000	4.375%, 11/30/30	1,438,172
1,950,000	4.500%, 11/15/33	2,037,902
1,350,000	0.000%, 11/15/43	1,430,156
350,000	3.000%, 08/15/52	277,566
425,000	3.625%, 02/15/53	381,438
	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $28,305,057)	26,817,456

Residential Mortgage Backed Securities (1.3)%
	Other (1.3)%
100,000	BX Trust Series 2019-OC11, Class A*
	3.202%, 12/09/41	89,966
500,000	Freddie Mac Multifamily Structured Pass Through Certificates K157, Class A2‡
	3.990%, 05/25/33	486,080
	Total Residential Mortgage Backed Securities (Cost $680,808)	576,046

Asset Backed Securities (3.9)%
	Financials (2.1)%
83,222	ELFI Graduate Loan Program, LLC Series 2022-A, Class A*
	4.510%, 08/26/47	81,228
45,960	Enterprise Fleet Financing, LLC Series 2022-4, Class A2*
	5.760%, 10/22/29	46,200
150,000	Hertz Vehicle Financing III, LP Series 2021-2A, Class A*
	1.680%, 12/27/27	136,714
150,000	Oscar US Funding XII, LLC Series 2021-1A, Class A4*
	1.000%, 04/10/28	143,717

See accompanying Notes to Schedule of Investments

4

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
110,000	Pawneee Equipment Receivables, LLC Series 2022-1, Class A3*
	5.170%, 02/15/28	$109,774
237,000	Progress Residential Trust Series 2021-SFR5, Class B*
	1.658%, 07/17/38	214,717
61,950	SoFi Professional Loan Program, LLC Series 2017-F, Class A2FX*
	2.840%, 01/25/41	60,227
150,000	Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A*
	2.560%, 11/25/31	148,580
		941,157
	Other (1.8)%
150,000	Aligned Data Centers Issuer, LLC Series 2021-1A, Class A2*
	1.937%, 08/15/46	135,335
70,340	Amur Equipment Finance Receivables XI, LLC Series 2022-2A, Class A2*
	5.300%, 06/21/28	70,322
94,750	CLI Funding VI, LLC Series 2020-3A, Class A*
	2.070%, 10/18/45	85,562
100,000	Daimler Trucks Retail Trust Series 2022-1, Class A3
	5.230%, 02/17/26	99,823
85,213	MVW Owner Trust Series 2019-1A, Class A*
	2.890%, 11/20/36	82,373
40,059	SCF Equipment Leasing, LLC Series 2021-1A, Class A3*
	0.830%, 08/21/28	39,488
99,542	SVC ABS, LLC Series 2023-1A, - Class A*
	5.150%, 02/20/53	96,029
225,000	Tesla Auto Lease Trust Series 2021-B, Class B*
	0.910%, 09/22/25	220,755
		829,687
	Total Asset Backed Securities (Cost $1,850,381)	1,770,844

NUMBER OF
SHARES/
PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.7)%
314,438	State Street Navigator Securities Lending Government Money Market Portfolio, 5.353%†*** (Cost $314,438)	314,438
	TOTAL INVESTMENTS (99.7)% (Cost $47,922,244)	45,112,226
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.7)%		(314,438)
OTHER ASSETS, LESS LIABILITIES (1.0)%		438,991
NET ASSETS (100.0)%		$45,236,779

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Funds. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2024.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2024.
***	The rate disclosed is the 7 day net yield as of January 31, 2024.

See accompanying Notes to Schedule of Investments

5

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys 2,000,000	U.S. Treasury Note 5-Year	Mar 2024	$2,167,813	$46,201

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2024 (see Note 3):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Assets:
Corporate Bonds	$—	$13,774,946	$—	$13,774,946
Bank Loans	—	1,858,496	—	1,858,496
U.S. Government and Agency Securities	—	26,817,456	—	26,817,456
Residential Mortgage Backed Securities	—	576,046	—	576,046
Asset Backed Securities	—	1,770,844	—	1,770,844
Investment Of Cash Collateral For Securities Loaned	—	314,438	—	314,438
Futures Contracts	46,201	—	—	46,201
Total	$46,201	$45,112,226	$—	$45,158,427

See accompanying Notes to Schedule of Investments

6

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
Asset Backed Security (0.3%)
	Other (0.3%)
100,000	SVC ABS, LLC Series 2023-1A, Class C*
	6.700%, 02/20/53
	(Cost $92,435)	$92,016

Corporate Bonds (81.8%)
	Airlines (1.2%)
87,956	Alaska Airlines Pass Through Trust Series 2020-1, Class A*
	4.800%, 02/15/29	85,381
39,347	Alaska Airlines Pass Through Trust Series 2020-1, Class B*
	8.000%, 02/15/27	39,753
103,800	American Airlines Pass Through Trust Series 2021-1, Class B
	3.950%, 01/11/32	92,607
48,750	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.*
	5.500%, 04/20/26	48,308
93,372	British Airways Pass Through Trust Series 2021-1, Class B*
	3.900%, 03/15/33	84,718
71,446	JetBlue Pass Through Trust Series 2020-1, Class B
	7.750%, 05/15/30	72,062
		422,829
	Communication Services (8.7%)
200,000	Altice France, SA*
	5.500%, 10/15/29	147,722
105,000	APi Group DE, Inc.*
	4.750%, 10/15/29	98,324
200,000	Ashtead Capital, Inc.*
	2.450%, 08/12/31	162,982
	Audacy Capital Corp.*@
119,000	6.750%, 03/31/29	4,804
44,000	6.500%, 05/01/27	1,878
87,000	Cincinnati Bell Telephone Company, LLC
	6.300%, 12/01/28	77,165
90,000	Clear Channel Outdoor Holdings, Inc.*
	9.000%, 09/15/28	94,049
124,000	Consolidated Communications, Inc.*^
	6.500%, 10/01/28	108,042
	CSC Holdings, LLC*
250,000	5.375%, 02/01/28	215,178
220,000	4.500%, 11/15/31	158,107
215,000	5.750%, 01/15/30	114,171
	Diamond Sports Group, LLC / Diamond Sports Finance Company*@
75,000	6.625%, 08/15/27	5,132
55,000	5.375%, 08/15/26	3,882
103,000	Directv Financing, LLC / Directv Financing Co-Obligor, Inc.*
	5.875%, 08/15/27	97,940
101,000	Frontier California, Inc.
	6.750%, 05/15/27	97,684
	Frontier Communications Holdings, LLC*
60,000	5.000%, 05/01/28	55,439
24,000	8.750%, 05/15/30	24,593
101,000	Frontier Florida, LLC@
	6.860%, 02/01/28	97,325
140,000	Frontier North, Inc.@
	6.730%, 02/15/28	134,302
	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*
90,000	3.500%, 03/01/29	81,515
25,000	5.250%, 12/01/27	24,562
	iHeartCommunications, Inc.
60,000	8.375%, 05/01/27	37,535
35,000	5.250%, 08/15/27*	27,214
76,068	Ligado Networks, LLC*
	15.500%, 11/01/23
	15.50% PIK rate	13,099
	Lumen Technologies, Inc.
65,000	7.600%, 09/15/39	17,298
45,000	4.000%, 02/15/27*	23,824
23,000	7.650%, 03/15/42	6,342
48,000	Match Group Holdings II, LLC*^
	3.625%, 10/01/31	41,115
75,000	Nexstar Media, Inc.*
	5.625%, 07/15/27	73,016
90,000	Paramount Global
	4.900%, 08/15/44	71,199
31,000	Qwest Corp.
	7.250%, 09/15/25	30,388
	Scripps Escrow II, Inc.*
46,000	3.875%, 01/15/29	40,014
23,000	5.375%, 01/15/31	17,683
85,000	Scripps Escrow, Inc.*^
	5.875%, 07/15/27	76,713
	Sirius XM Radio, Inc.*
115,000	5.500%, 07/01/29	109,457
95,000	4.000%, 07/15/28	86,315
50,000	3.125%, 09/01/26	46,762
24,000	3.875%, 09/01/31	20,041
77,000	Spanish Broadcasting System, Inc.*
	9.750%, 03/01/26	40,948
85,000	Sprint, LLC
	7.125%, 06/15/24	85,418
100,000	Stagwell Global, LLC*
	5.625%, 08/15/29	91,803
98,000	Telesat Canada / Telesat, LLC*
	4.875%, 06/01/27	58,111
35,000	Time Warner Cable, LLC
	7.300%, 07/01/38	36,734
105,000	United States Cellular Corp.
	6.700%, 12/15/33	108,262
72,000	Univision Communications, Inc.*
	8.000%, 08/15/28	73,278
45,000	Viasat, Inc.*^
	5.625%, 04/15/27	42,246
		3,079,611
	Consumer Discretionary (17.2%)
100,000	Abercrombie & Fitch Management Company*
	8.750%, 07/15/25	101,829
90,000	Adams Homes, Inc.*
	9.250%, 10/15/28	92,243

See accompanying Notes to Schedule of Investments

1

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
120,000	Adient Global Holdings Company*^
	8.250%, 04/15/31	$126,854
36,000	American Axle & Manufacturing, Inc.
	6.875%, 07/01/28	35,223
	Ashton Woods USA, LLC / Ashton Woods Finance Company*
84,000	4.625%, 08/01/29	76,541
72,000	6.625%, 01/15/28	71,428
118,000	At Home Group, Inc.*
	4.875%, 07/15/28	52,174
	Bath & Body Works, Inc.
123,000	6.694%, 01/15/27	125,050
70,000	6.875%, 11/01/35	70,040
	Caesars Entertainment, Inc.*^
61,000	4.625%, 10/15/29	55,757
46,000	8.125%, 07/01/27	47,247
	Carnival Corp.*
46,000	7.625%, 03/01/26	46,746
45,000	4.000%, 08/01/28	41,739
6,000	7.000%, 08/15/29^	6,248
	Carvana Company*
17,000	14.000%, 06/01/31	15,176
14,000	13.000%, 06/01/30	12,483
9,000	12.000%, 12/01/28	7,993
	CCO Holdings, LLC / CCO Holdings Capital Corp.*
190,000	4.250%, 02/01/31	160,381
185,000	5.125%, 05/01/27	178,564
110,000	6.375%, 09/01/29	107,154
100,000	4.750%, 03/01/30	88,914
55,000	5.000%, 02/01/28	51,958
50,000	4.500%, 08/15/30	43,460
48,000	4.750%, 02/01/32	41,218
48,000	CDI Escrow Issuer, Inc.*
	5.750%, 04/01/30	46,494
75,000	Cedar Fair, LP
	5.250%, 07/15/29	71,788
50,000	Churchill Downs, Inc.*
	6.750%, 05/01/31	50,718
	Dana, Inc.
80,000	4.250%, 09/01/30^	70,028
68,000	4.500%, 02/15/32	58,562
	DISH DBS Corp.
100,000	5.125%, 06/01/29	37,292
60,000	7.375%, 07/01/28	26,555
55,000	5.250%, 12/01/26*	43,433
45,000	5.750%, 12/01/28*	30,356
42,000	7.750%, 07/01/26	24,854
88,000	DISH Network Corp.*
	11.750%, 11/15/27	91,910
95,000	Everi Holdings, Inc.*
	5.000%, 07/15/29	87,414
	Ford Motor Credit Company, LLC
200,000	5.113%, 05/03/29	194,394
200,000	4.000%, 11/13/30	178,490
200,000	2.900%, 02/16/28	180,092
36,000	Gap, Inc.*
	3.875%, 10/01/31	29,751
45,000	General Motors Company
	5.200%, 04/01/45	40,833
	goeasy, Ltd.*
165,000	9.250%, 12/01/28	175,855
80,000	4.375%, 05/01/26	76,552
50,000	Goodyear Tire & Rubber Company^
	5.250%, 07/15/31	45,555
41,000	Group 1 Automotive, Inc.*
	4.000%, 08/15/28	37,861
95,000	Guitar Center, Inc.*
	8.500%, 01/15/26	84,411
23,804	JetBlue Pass Through Trust Series 2019-2, Class B
	8.000%, 11/15/27	24,000
77,000	Kohl's Corp.
	5.550%, 07/17/45	52,546
100,000	LCM Investments Holdings II, LLC*
	8.250%, 08/01/31	102,684
95,000	Liberty Interactive, LLC
	8.250%, 02/01/30	50,755
90,000	Life Time, Inc.*^
	8.000%, 04/15/26	91,042
45,000	Light & Wonder International, Inc.*
	7.500%, 09/01/31	46,894
35,000	Lindblad Expeditions Holdings, Inc.*
	9.000%, 05/15/28	36,404
62,000	Lindblad Expeditions, LLC*
	6.750%, 02/15/27	62,047
65,000	M/I Homes, Inc.
	3.950%, 02/15/30	58,296
	Macy's Retail Holdings, LLC
114,000	6.700%, 07/15/34*	95,937
95,000	4.300%, 02/15/43	72,133
100,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.*
	4.875%, 05/01/29	92,842
55,000	Newell Brands, Inc.
	5.200%, 04/01/26	53,561
	Nordstrom, Inc.
50,000	5.000%, 01/15/44	36,130
48,000	4.250%, 08/01/31	40,077
135,000	Patrick Industries, Inc.*^
	4.750%, 05/01/29	124,512
100,000	PENN Entertainment, Inc.*^
	4.125%, 07/01/29	86,017
250,000	PetSmart, Inc. / PetSmart Finance Corp.*
	4.750%, 02/15/28	233,690
120,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.*
	5.625%, 09/01/29	90,451
45,000	QVC, Inc.
	5.450%, 08/15/34	29,905
45,000	Raising Cane's Restaurants, LLC*
	9.375%, 05/01/29	48,261
174,000	Rite Aid Corp.*@
	8.000%, 11/15/26	132,186
50,000	Royal Caribbean Cruises, Ltd.*
	7.250%, 01/15/30	52,139
120,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed*
	4.625%, 03/01/29	103,457
135,000	Six Flags Entertainment Corp.*
	7.250%, 05/15/31	137,859
108,000	Sonic Automotive, Inc.*^
	4.625%, 11/15/29	97,827

See accompanying Notes to Schedule of Investments

2

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
70,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.*
	4.875%, 11/01/27	$66,452
160,000	Station Casinos, LLC*
	4.500%, 02/15/28	150,981
	STL Holding Company, LLC*
69,000	7.500%, 02/15/26	70,281
25,000	8.750%, 02/15/29	25,458
59,000	Taylor Morrison Communities, Inc.*
	5.750%, 01/15/28	58,804
25,000	Viking Cruises, Ltd.*
	9.125%, 07/15/31	26,788
100,000	Vista Outdoor, Inc.*
	4.500%, 03/15/29	98,333
175,000	ZF North America Capital, Inc.*
	7.125%, 04/14/30	184,705
		6,073,072
	Consumer Staples (4.0%)
117,000	1375209 B.C., Ltd.*^
	9.000%, 01/30/28	113,653
139,000	Arrow Bidco, LLC*
	10.750%, 06/15/25	144,005
90,000	B&G Foods, Inc.*
	8.000%, 09/15/28	93,970
107,000	Central Garden & Pet Company*
	4.125%, 04/30/31	94,758
110,000	Edgewell Personal Care Company*
	4.125%, 04/01/29	100,705
	Energizer Holdings, Inc.*
115,000	4.375%, 03/31/29	104,137
24,000	6.500%, 12/31/27	23,923
	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.
115,000	5.500%, 01/15/30	112,583
60,000	5.125%, 02/01/28	59,534
35,000	5.750%, 04/01/33	34,706
63,000	New Albertsons, LP
	7.750%, 06/15/26	64,664
96,000	Performance Food Group, Inc.*
	4.250%, 08/01/29	88,041
75,000	Pilgrim's Pride Corp.
	4.250%, 04/15/31	67,666
39,000	Post Holdings, Inc.*
	5.750%, 03/01/27	38,882
90,000	Prestige Brands, Inc.*
	3.750%, 04/01/31	78,459
75,000	United Natural Foods, Inc.*^
	6.750%, 10/15/28	63,112
130,000	Vector Group, Ltd.*
	5.750%, 02/01/29	120,067
		1,402,865
	Energy (10.7%)
45,000	Antero Resources Corp.*
	5.375%, 03/01/30	42,980
90,000	Apache Corp.
	5.100%, 09/01/40	77,400
50,000	Buckeye Partners, LP
	5.850%, 11/15/43	41,300
135,000	Callon Petroleum Company*
	7.500%, 06/15/30	142,312
45,000	Cheniere Energy, Inc.
	4.625%, 10/15/28	43,606
72,000	Chesapeake Energy Corp.*
	6.750%, 04/15/29	72,880
124,000	Civitas Resources, Inc.*
	8.750%, 07/01/31	132,344
	Continental Resources, Inc.*
75,000	2.875%, 04/01/32	61,263
45,000	5.750%, 01/15/31	44,805
76,000	DT Midstream, Inc.*
	4.125%, 06/15/29	69,889
	Earthstone Energy Holdings, LLC*
85,000	8.000%, 04/15/27	88,091
35,000	9.875%, 07/15/31	38,894
55,000	Enbridge, Inc.‡
	7.375%, 01/15/83
	5 year CMT + 3.71%	55,097
	Energy Transfer, LP‡
140,000	8.586%, 11/01/66
	3 mo. USD LIBOR + 3.28%	125,063
70,000	6.500%, 02/01/36
	5 year CMT + 5.69%	67,703
	EnLink Midstream Partners, LP
120,000	9.756%, 02/01/36‡
	3 mo. USD LIBOR + 4.11%	113,434
90,000	4.850%, 07/15/26	88,438
61,000	Enlink Midstream, LLC*
	6.500%, 09/01/30	62,504
145,000	EQM Midstream Partners, LP*
	7.500%, 06/01/27	149,225
	Genesis Energy, LP / Genesis Energy Finance Corp.
70,000	8.875%, 04/15/30	73,282
32,000	6.250%, 05/15/26	31,875
	Gulfport Energy Corp.
95,000	8.000%, 05/17/26*	95,931
27,586	8.000%, 05/17/26	27,856
125,000	Hilcorp Energy I, LP / Hilcorp Finance Company*
	6.000%, 04/15/30	121,459
72,000	Howard Midstream Energy Partners, LLC*
	6.750%, 01/15/27	72,222
44,000	Kodiak Gas Services, LLC*
	7.250%, 02/15/29	44,518
89,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.*
	6.000%, 08/01/26	88,024
	Moss Creek Resources Holdings, Inc.*
50,000	7.500%, 01/15/26	49,841
45,000	10.500%, 05/15/27	46,348
	Nabors Industries, Inc.*
70,000	7.375%, 05/15/27^	69,257
35,000	9.125%, 01/31/30	35,714
70,000	Nabors Industries, Ltd.*
	7.500%, 01/15/28	64,137
86,000	New Fortress Energy, Inc.*
	6.750%, 09/15/25	84,996
67,000	Oceaneering International, Inc.
	6.000%, 02/01/28	65,686
95,000	Parkland Corp.*
	5.875%, 07/15/27	94,310
53,000	Patterson-UTI Energy, Inc.
	5.150%, 11/15/29	51,213

See accompanying Notes to Schedule of Investments

3

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
26,000	Permian Resources Operating LLC*
	7.000%, 01/15/32	$26,865
100,000	Plains All American Pipeline, LP‡
	9.751%, 02/01/36
	3 mo. USD LIBOR + 4.11%	99,081
135,000	Rockcliff Energy II, LLC*
	5.500%, 10/15/29	125,796
49,000	Southwestern Energy Company
	4.750%, 02/01/32	45,421
140,600	Transocean, Inc.*
	8.750%, 02/15/30	147,111
	Venture Global Calcasieu Pass, LLC*
60,000	6.250%, 01/15/30	60,166
25,000	4.125%, 08/15/31	22,147
25,000	3.875%, 08/15/29	22,347
	Venture Global LNG, Inc.*
120,000	8.375%, 06/01/31	121,588
75,000	8.125%, 06/01/28	75,955
45,000	9.875%, 02/01/32	47,339
45,000	9.500%, 02/01/29	47,844
	Vital Energy, Inc.
57,000	9.750%, 10/15/30	60,607
55,000	7.750%, 07/31/29*^	54,336
90,000	VOC Escrow, Ltd.*
	5.000%, 02/15/28	86,208
118,000	Weatherford International, Ltd.*
	8.625%, 04/30/30	120,850
		3,797,558
	Financials (13.9%)
140,000	Acrisure, LLC / Acrisure Finance, Inc.*
	8.250%, 02/01/29	140,510
120,000	Aethon United BR, LP / Aethon United Finance Corp.*
	8.250%, 02/15/26	119,706
67,000	AG Issuer, LLC*
	6.250%, 03/01/28	66,234
	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer*
145,000	6.750%, 10/15/27	142,041
15,000	7.000%, 01/15/31	15,189
	Ally Financial, Inc.
146,000	4.700%, 02/01/36
	7 year CMT + 3.48%‡	116,478
40,000	8.000%, 11/01/31	44,299
150,000	AmWINS Group, Inc.*
	4.875%, 06/30/29	140,203
67,000	Aviation Capital Group, LLC*
	3.500%, 11/01/27	62,467
125,000	BroadStreet Partners, Inc.*
	5.875%, 04/15/29	118,680
110,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC*
	4.500%, 04/01/27	97,552
200,000	Burford Capital Global Financial, LLC*
	6.875%, 04/15/30	195,096
	Credit Acceptance Corp.
85,000	6.625%, 03/15/26^	85,112
70,000	9.250%, 12/15/28*	73,762
90,000	Cushman & Wakefield U.S. Borrower LLC*^
	8.875%, 09/01/31	94,529
123,000	Enact Holdings, Inc.*
	6.500%, 08/15/25	122,798
110,000	GGAM Finance, Ltd.*
	8.000%, 02/15/27	113,523
119,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP*
	3.750%, 12/15/27	101,765
200,000	GTCR W-2 Merger Sub, LLC*
	7.500%, 01/15/31	208,546
55,000	HAT Holdings I LLC / HAT Holdings II LLC*
	8.000%, 06/15/27	57,049
50,000	HUB International, Ltd.*
	7.375%, 01/31/32	51,177
68,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
	4.375%, 02/01/29	56,898
195,000	Iron Mountain, Inc.*
	5.250%, 03/15/28	189,251
260,000	Jefferies Finance, LLC / JFIN Co-Issuer Corp.*
	5.000%, 08/15/28	234,754
	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.*
182,000	5.250%, 10/01/25	179,097
98,000	4.750%, 06/15/29	87,775
95,000	LD Holdings Group, LLC*
	6.125%, 04/01/28	77,518
	Level 3 Financing, Inc.*
110,000	4.250%, 07/01/28	36,988
45,000	4.625%, 09/15/27	23,757
65,000	LPL Holdings, Inc.*
	4.000%, 03/15/29	59,945
90,000	Macquarie Airfinance Holdings, Ltd.*
	8.125%, 03/30/29	93,461
61,560	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*
	14.750%, 11/14/28	67,129
138,000	MetLife, Inc.
	6.400%, 12/15/66	140,992
110,000	Nationstar Mortgage Holdings, Inc.*
	5.500%, 08/15/28	104,796
	Navient Corp.
95,000	5.000%, 03/15/27	90,669
50,000	4.875%, 03/15/28^	45,478
65,000	Necessity Retail REIT, Inc. / American Finance Operating Partner, LP*
	4.500%, 09/30/28	55,314
50,000	Newmark Group, Inc.*
	7.500%, 01/12/29	51,102
	OneMain Finance Corp.
65,000	3.875%, 09/15/28	57,123
60,000	9.000%, 01/15/29	63,250
45,000	7.125%, 03/15/26^	45,639
45,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer*^
	5.875%, 10/01/28	44,059

See accompanying Notes to Schedule of Investments

4

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
150,000	PHH Mortgage Corp.*
	7.875%, 03/15/26	$138,577
100,000	RHP Hotel Properties, LP / RHP Finance Corp.*
	4.500%, 02/15/29	93,033
	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.*
45,000	3.875%, 03/01/31	39,547
45,000	3.625%, 03/01/29	40,164
20,000	2.875%, 10/15/26	18,561
90,000	StoneX Group, Inc.*
	8.625%, 06/15/25	91,029
	United Wholesale Mortgage, LLC*
100,000	5.500%, 04/15/29	94,568
50,000	5.750%, 06/15/27	49,145
	Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital, LLC*
50,000	10.500%, 02/15/28	50,883
50,000	6.500%, 02/15/29	35,285
200,000	VZ Secured Financing, BV*
	5.000%, 01/15/32	174,892
98,000	XHR, LP*
	6.375%, 08/15/25	98,162
		4,895,557
	Health Care (5.3%)
	Bausch Health Companies, Inc.*
210,000	11.000%, 09/30/28	144,339
39,000	14.000%, 10/15/30	22,070
36,000	6.125%, 02/01/27	22,849
	CHS/Community Health Systems, Inc.*
170,000	6.125%, 04/01/30	112,615
50,000	10.875%, 01/15/32	52,532
50,000	8.000%, 03/15/26	49,266
49,000	6.875%, 04/15/29	33,823
12,000	5.250%, 05/15/30	9,975
	DaVita, Inc.*
100,000	4.625%, 06/01/30	88,553
100,000	3.750%, 02/15/31	82,492
	Embecta Corp.*
72,000	5.000%, 02/15/30	58,992
24,000	6.750%, 02/15/30	21,177
	Encompass Health Corp.
45,000	4.750%, 02/01/30	42,300
45,000	4.500%, 02/01/28	43,049
110,000	HCA, Inc.
	7.500%, 11/06/33	124,200
210,000	Jazz Securities DAC*
	4.375%, 01/15/29	194,284
	Medline Borrower, LP*
110,000	5.250%, 10/01/29	102,652
110,000	3.875%, 04/01/29	99,719
200,000	Organon & Company / Organon Foreign Debt Co-Issuer, BV*
	5.125%, 04/30/31	172,278
107,000	Team Health Holdings, Inc.*
	6.375%, 02/01/25	90,458
	Tenet Healthcare Corp.
200,000	6.250%, 02/01/27	199,610
120,000	6.875%, 11/15/31	123,698
		1,890,931
	Industrials (11.9%)
100,000	ACCO Brands Corp.*
	4.250%, 03/15/29	90,757
150,000	AerCap Holdings, NV^‡
	5.875%, 10/10/79
	5 year CMT + 4.54%	149,017
95,000	Air Lease Corp.‡
	4.125%, 02/01/36
	5 year CMT + 3.15%	80,518
	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*
155,000	4.625%, 01/15/27	150,479
75,000	5.875%, 02/15/28	74,962
80,000	Allegiant Travel Company*
	7.250%, 08/15/27	78,280
49,000	Arcosa, Inc.*
	4.375%, 04/15/29	45,986
225,000	ARD Finance, SA*
	6.500%, 06/30/27
	7.250% PIK rate	109,188
68,000	Beacon Roofing Supply, Inc.*
	4.125%, 05/15/29	61,658
	Bombardier, Inc.*
50,000	8.750%, 11/15/30	52,614
45,000	7.875%, 04/15/27	45,062
87,000	BWX Technologies, Inc.*
	4.125%, 04/15/29	80,745
95,000	Cascades, Inc. / Cascades USA, Inc.*
	5.375%, 01/15/28	93,231
23,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*
	4.750%, 10/20/28	22,639
125,000	Deluxe Corp.*
	8.000%, 06/01/29	112,610
97,000	Eco Material Technologies, Inc.*
	7.875%, 01/31/27	97,132
50,000	Emerald Debt Merger Sub, LLC*
	6.625%, 12/15/30	50,545
	EnerSys*
45,000	6.625%, 01/15/32	45,650
45,000	4.375%, 12/15/27	42,639
57,000	Graham Packaging Company, Inc.*
	7.125%, 08/15/28	51,216
	Graphic Packaging International, LLC*
60,000	4.750%, 07/15/27^	58,456
44,000	3.500%, 03/01/29	39,796
107,000	Great Lakes Dredge & Dock Corp.*
	5.250%, 06/01/29	92,931
180,000	H&E Equipment Services, Inc.*
	3.875%, 12/15/28	163,584
105,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.*
	5.750%, 01/20/26	98,752
115,000	Herc Holdings, Inc.*
	5.500%, 07/15/27	113,035
115,000	IEA Energy Services, LLC*
	6.625%, 08/15/29	108,236
	JELD-WEN, Inc.*
61,000	4.625%, 12/15/25	59,659
45,000	4.875%, 12/15/27^	42,978
145,000	Ken Garff Automotive, LLC*
	4.875%, 09/15/28	135,501
100,000	Knife River Holding Company*
	7.750%, 05/01/31	105,206

See accompanying Notes to Schedule of Investments

5

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
21,000	MasTec, Inc.*^
	4.500%, 08/15/28	$19,732
60,000	Moog, Inc.*
	4.250%, 12/15/27	56,258
120,000	Newfold Digital Holdings Group, Inc.*
	6.000%, 02/15/29	90,895
95,000	Novelis Corp.*
	4.750%, 01/30/30	88,229
35,000	OI European Group, BV*
	4.750%, 02/15/30	32,428
100,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC*^
	4.000%, 10/15/27	93,365
	Sealed Air Corp.*
78,000	6.125%, 02/01/28	78,426
24,000	5.000%, 04/15/29^	23,150
25,000	Sealed Air Corp./Sealed Air Corp. U.S.*^
	7.250%, 02/15/31	26,227
86,000	Sensata Technologies, Inc.*
	3.750%, 02/15/31	74,916
	Sinclair Television Group, Inc.*
71,000	4.125%, 12/01/30	54,928
45,000	5.500%, 03/01/30	34,704
90,000	Standard Industries, Inc.*
	5.000%, 02/15/27	87,546
76,000	Stericycle, Inc.*^
	3.875%, 01/15/29	69,192
25,000	Summit Materials LLC / Summit Materials Finance Corp.*
	7.250%, 01/15/31	26,003
	TransDigm, Inc.
95,000	6.875%, 12/15/30*	97,703
70,000	6.750%, 08/15/28*	71,237
67,000	7.500%, 03/15/27	67,220
50,000	6.250%, 03/15/26*	49,763
35,000	7.125%, 12/01/31*	36,514
96,000	Tronox, Inc.*
	4.625%, 03/15/29	84,872
33,308	United Airlines Pass Through Trust Series 2019-2, Class B
	3.500%, 11/01/29	30,461
96,000	Vertiv Group Corp.*
	4.125%, 11/15/28	89,412
90,000	Wabash National Corp.*
	4.500%, 10/15/28	82,075
75,000	Waste Pro USA, Inc.*
	5.500%, 02/15/26	72,878
	Williams Scotsman, Inc.*
56,000	4.625%, 08/15/28	52,876
45,000	7.375%, 10/01/31	47,184
		4,191,256
	Information Technology (3.6%)
23,000	Booz Allen Hamilton, Inc.*
	4.000%, 07/01/29	21,604
56,000	Coherent Corp.*
	5.000%, 12/15/29	52,451
50,000	CommScope Technologies, LLC*^
	6.000%, 06/15/25	39,795
90,000	CommScope, Inc.*
	4.750%, 09/01/29	59,597
48,000	Dun & Bradstreet Corp.*^
	5.000%, 12/15/29	44,674
48,000	Fair Isaac Corp.*
	4.000%, 06/15/28	44,745
100,000	KBR, Inc.*
	4.750%, 09/30/28	92,262
	MPH Acquisition Holdings, LLC*
100,000	5.750%, 11/01/28	79,623
50,000	5.500%, 09/01/28	44,462
45,000	NCL Corp., Ltd.*
	8.125%, 01/15/29	47,241
44,000	NCR Voyix Corp.*
	5.125%, 04/15/29	41,434
68,000	ON Semiconductor Corp.*
	3.875%, 09/01/28	62,431
	Open Text Corp.*
72,000	3.875%, 02/15/28	66,933
45,000	6.900%, 12/01/27	46,778
36,000	3.875%, 12/01/29	32,511
36,000	Open Text Holdings, Inc.*^
	4.125%, 12/01/31	31,875
85,000	Playtika Holding Corp.*
	4.250%, 03/15/29	73,754
120,000	TTM Technologies, Inc.*
	4.000%, 03/01/29	108,596
	Twilio, Inc.
65,000	3.625%, 03/15/29	58,772
23,000	3.875%, 03/15/31	20,284
38,000	UKG, Inc.*
	6.875%, 02/01/31	38,469
100,000	Viavi Solutions, Inc.*
	3.750%, 10/01/29	87,166
100,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.*
	3.875%, 02/01/29	89,100
		1,284,557
	Materials (3.6%)
52,000	ArcelorMittal, SA
	7.000%, 10/15/39	56,772
47,000	ATI, Inc.^
	5.875%, 12/01/27	46,279
25,000	Carpenter Technology Corp.
	7.625%, 03/15/30	25,872
70,000	Chemours Company*
	4.625%, 11/15/29	61,280
145,000	Clearwater Paper Corp.*^
	4.750%, 08/15/28	136,154
75,000	Cleveland-Cliffs, Inc.*
	6.750%, 04/15/30	75,691
	Commercial Metals Company
48,000	4.125%, 01/15/30	43,931
24,000	4.375%, 03/15/32	21,485
45,000	HB Fuller Company
	4.250%, 10/15/28	41,979
85,000	JW Aluminum Continuous Cast Company*
	10.250%, 06/01/26	85,950
75,000	Kaiser Aluminum Corp.*
	4.625%, 03/01/28	69,161
24,000	LSF11 A5 HoldCo, LLC*
	6.625%, 10/15/29	20,462
	Mercer International, Inc.
117,000	5.125%, 02/01/29	100,453
47,000	12.875%, 10/01/28*	50,542
200,000	OCI, NV*
	6.700%, 03/16/33	199,968

See accompanying Notes to Schedule of Investments

6

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Owens-Brockway Glass Container, Inc.*^
65,000	7.250%, 05/15/31	$65,617
45,000	6.625%, 05/13/27	45,056
100,000	Silgan Holdings, Inc.
	4.125%, 02/01/28	94,212
44,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.*
	5.125%, 04/01/29	17,291
		1,258,155
	Other (0.3%)
	Gen Digital, Inc.*
45,000	7.125%, 09/30/30^	46,698
45,000	6.750%, 09/30/27	45,753
		92,451
	Real Estate (0.7%)
71,000	EPR Properties
	3.750%, 08/15/29	63,312
	Forestar Group, Inc.*
67,000	5.000%, 03/01/28	63,729
48,000	3.850%, 05/15/26	45,651
95,000	MIWD Holdco II, LLC / MIWD Finance Corp.*
	5.500%, 02/01/30	86,574
		259,266
	Special Purpose Acquisition Companies (0.4%)
	Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.*
95,000	6.750%, 01/15/30	85,518
46,000	4.625%, 01/15/29	42,400
		127,918
	Utilities (0.3%)
34,000	PPL Capital Funding, Inc.‡
	8.275%, 03/30/67
	3 mo. USD LIBOR + 2.67%	32,627
	Vistra Corp.*‡
45,000	7.000%, 02/01/68
	5 year CMT + 5.74%	43,929
25,000	8.000%, 02/01/68
	5 year CMT + 6.93%	25,116
		101,672
	Total Corporate Bonds
	(Cost $31,126,102)	28,877,698

Convertible Bonds (0.9%)
	Communication Services (0.3%)
97,000	Cable One, Inc.
	0.000%, 03/15/26	83,334
	Consumer Discretionary (0.5%)
	DISH Network Corp.
135,000	0.000%, 12/15/25	96,626
93,000	2.375%, 03/15/24	91,182
		187,808
	Other (0.1%)
50,000	Multiplan Corp.*
	6.000%, 10/15/27	35,021
	Total Convertible Bonds
	(Cost $314,023)	306,163
Bank Loans (12.8%) ¡
	Airlines (0.4%)
80,750	American Airlines, Inc.‡
	10.329%, 04/20/28
	3 mo. SOFR + 4.75%	82,864
70,000	Mileage Plus Holdings, LLC‡
	10.770%, 06/21/27
	3 mo. SOFR + 5.25%	72,239
		155,103
	Communication Services (0.6%)
12,183	Clear Channel Outdoor Holdings, Inc.‡
	9.074%, 08/21/26
	3 mo. SOFR + 3.50%	12,062
70,000	DirecTV Financing, LLC!
	0.000%, 08/02/29	70,058
146,000	Entercom Media Corp.&‡
	8.145%, 11/18/24
	3 mo. SOFR + 2.50%	81,977
50,000	Telesat Canada‡
	8.400%, 12/07/26
	3 mo. SOFR + 2.75%	30,694
		194,791
	Consumer Discretionary (2.4%)
96,000	American Axle & Manufacturing, Inc.‡
	8.936%, 12/13/29
	1 mo. SOFR + 3.50%	96,180
99,250	Caesars Entertainment, Inc.‡
	8.663%, 02/06/30
	3 mo. SOFR + 3.25%	99,329
99,746	Carnival Corp.‡
	8.697%, 10/18/28
	1 mo. SOFR + 3.25%	99,886
99,500	Carnival Corp.‡
	8.336%, 08/08/27
	1 mo. SOFR + 3.00%	99,674
99,250	Hanesbrands, Inc.‡
	9.083%, 03/08/30
	1 mo. SOFR + 3.75%	98,878
52,191	Life Time Fitness, Inc.‡
	9.824%, 01/15/26
	3 mo. SOFR + 4.25%	52,557
55,141	Petco Health & Wellness Company, Inc.‡
	8.860%, 03/03/28
	3 mo. SOFR + 3.25%	51,908
87,506	PetSmart, Inc.‡
	9.183%, 02/11/28
	1 mo. SOFR + 3.75%	87,223
61,921	TKC Holdings, Inc.‡
	10.947%, 05/15/28
	1 mo. SOFR + 5.50%	60,048
99,938	Windsor Holdings III, LLC‡
	9.848%, 08/01/30
	1 mo. SOFR + 4.50%	100,201
		845,884

See accompanying Notes to Schedule of Investments

7

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Consumer Staples (0.9%)
190,806	Amneal Pharmaceuticals, LLC‡
	10.833%, 05/04/28
	1 mo. SOFR + 5.50%	$189,852
90,000	Star Parent, Inc.‡
	9.348%, 09/27/30
	3 mo. SOFR + 4.00%	88,031
48,134	United Natural Foods, Inc.‡
	8.697%, 10/22/25
	1 mo. SOFR + 3.25%	48,102
		325,985
	Energy (0.8%)
70,000	Buckeye Partners, LP‡
	7.833%, 11/22/30
	1 mo. SOFR + 2.50%	70,058
100,000	New Fortress Energy, Inc.‡
	10.317%, 10/27/28
	3 mo. SOFR + 5.00%	100,200
119,225	Par Petroleum, LLC‡
	9.738%, 02/28/30
	3 mo. SOFR + 4.25%	119,329
		289,587
	Financials (1.9%)
20,000	Advisor Group, Inc.‡
	9.833%, 08/17/28
	1 mo. SOFR + 4.50%	20,006
81,533	Alliant Holdings Intermediate LLC‡
	8.833%, 11/06/30
	1 mo. SOFR + 3.50%	81,795
74,625	Amynta Agency Borrower, Inc.‡
	9.583%, 02/28/28
	1 mo. SOFR + 4.25%	74,745
98,744	AssuredPartners, Inc.‡
	8.833%, 02/12/27
	1 mo. SOFR + 3.50%	98,538
59,850	Avolon TLB Borrower 1, LLC‡
	7.337%, 06/22/28
	1 mo. SOFR + 2.00%	59,905
50,000	Broadstreet Partners, Inc.‡
	9.083%, 01/27/29
	1 mo. SOFR + 3.75%	50,031
115	Castlelake Aviation, Ltd.‡
	8.116%, 10/22/26
	3 mo. SOFR + 2.75%	115
100,000	HUB International, Ltd.!
	0.000%, 06/20/30	100,172
70,000	Iron Mountain, Inc.‡
	7.569%, 01/31/31
	3 mo. SOFR + 2.25%	69,716
124,728	VFH Parent, LLC‡
	8.433%, 01/13/29
	1 mo. SOFR + 3.00%	124,665
		679,688
	Health Care (1.1%)
49,553	Icon Luxembourg Sarl‡
	7.860%, 07/03/28
	3 mo. SOFR + 2.25%	49,661
108,235	Padagis, LLC‡
	10.341%, 07/06/28
	3 mo. SOFR + 4.75%	104,989
12,346	PRA Health Sciences, Inc.‡
	7.860%, 07/03/28
	3 mo. SOFR + 2.25%	12,373
278,889	Team Health Holdings, Inc.‡
	10.563%, 03/02/27
	3 mo. SOFR + 5.25%	233,221
798	Team Health Holdings, Inc.‡
	10.583%, 03/02/27
	1 mo. SOFR + 5.25%	667
		400,911
	Industrials (1.7%)
48,750	ACProducts, Inc.‡
	9.860%, 05/17/28
	3 mo. SOFR + 4.25%	42,296
42,100	ACProducts, Inc.!
	0.000%, 05/17/28	36,527
59,100	Air Canada‡
	9.139%, 08/11/28
	3 mo. SOFR + 3.50%	59,234
99,002	ChampionX Corp.‡
	8.187%, 06/07/29
	1 mo. SOFR + 2.75%	99,435
57,579	Emrld Borrower, LP‡
	8.313%, 05/31/30
	1 mo. SOFR + 3.00%	57,662
98,500	Light and Wonder International, Inc.‡
	8.083%, 04/14/29
	1 mo. SOFR + 3.00%	98,500
100,000	TransDigm, Inc.‡
	8.598%, 02/14/31
	3 mo. SOFR + 3.25%	100,240
96,754	United Airlines, Inc.‡
	9.085%, 04/21/28
	1 mo. SOFR + 3.75%	97,064
		590,958
	Information Technology (1.1%)
133,011	Banff Merger Sub, Inc.‡
	9.583%, 12/29/28
	1 mo. SOFR + 4.25%	133,344
75,903	Camelot US Acquisition, LLC‡
	8.337%, 10/30/26
	1 mo. SOFR + 3.00%	75,941
89,813	Central Parent, Inc.‡
	9.348%, 07/06/29
	3 mo. SOFR + 4.00%	90,093
87,951	II-VI, Inc.‡
	8.087%, 07/02/29
	1 mo. SOFR + 2.75%	87,709
		387,087
	Materials (1.4%)
64,838	Chemours Company‡
	8.833%, 08/18/28
	1 mo. SOFR + 3.50%	64,773
99,500	Ineos US Finance, LLC‡
	8.837%, 02/18/30
	1 mo. SOFR + 3.50%	98,536
71,589	Innophos, Inc.‡
	8.697%, 02/05/27
	1 mo. SOFR + 3.25%	70,768
124,375	LSF11 A5 Holdco, LLC‡
	9.683%, 10/15/28
	1 mo. SOFR + 4.25%	124,531

See accompanying Notes to Schedule of Investments

8

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
64,580	Trinseo Materials Operating SCA‡
	8.150%, 05/03/28
	3 mo. SOFR + 2.50%	$49,587
98,990	W.R. Grace & Co.-Conn.‡
	9.360%, 09/22/28
	3 mo. SOFR + 3.75%	99,229
		507,424
	Special Purpose Acquisition Companies (0.5%)
44,325	Clydesdale Acquisition Holdings, Inc.‡
	9.108%, 04/13/29
	1 mo. SOFR + 3.68%	44,096
24,563	Fertitta Entertainment, LLC‡
	9.333%, 01/27/29
	1 mo. SOFR + 4.00%	24,525
98,750	Patagonia Holdco, LLC‡
	11.116%, 08/01/29
	3 mo. SOFR + 5.75%	90,801
		159,422
	Total Bank Loans
	(Cost $4,625,490)	4,536,840

NUMBER OF
SHARES		VALUE
Common Stocks (1.0%)
	Communication Services (0.0%)#
2,040	Altice USA, Inc. - Class A#	4,977
1,273	Cumulus Media, Inc. - Class A#	5,856
		10,833
	Consumer Staples (0.1%)
835	Mallinckrodt, PLC#	31,939

	Energy (0.8%)
126	Chesapeake Energy Corp.^	9,716
6,600	Energy Transfer, LP	94,380
3,970	Enterprise Products Partners, LP	106,237
660	EP Energy Corp.&#	1,980
3	Gulfport Energy Corp.#	381
857	ONEOK, Inc.	58,490
		271,184
	Special Purpose Acquisition Company (0.1%)
1,134	Intelsat Emergence, SA&#	30,902
	Total Common Stocks
	(Cost $454,093)	344,858

Warrants (0.0%) #
	Energy (0.0%)
4,950	Mcdermott International, Ltd.&
	06/30/27, Strike $15.98	1
4,455	Mcdermott International, Ltd.&
	06/30/27, Strike $12.33	—
	Total Warrants
	(Cost $1,909)	1

Convertible Preferred Stock (0.1%)
	Energy (0.1%)
2	Gulfport Energy Corp.#
	10.000%,
	(Cost $—)	$18,500

Preferred Stocks (0.7%)
	Communication Services (0.1%)
	United States Cellular Corp.
1,110	5.500%, 06/01/70	20,368
1,060	5.500%, 03/01/70	19,621
		39,989
	Consumer Discretionary (0.1%)
590	Guitar Center, Inc.&#	48,380
	Energy (0.5%)
2,625	NuStar Energy, LP‡
	11.282%, 03/15/24
	3 mo. USD LIBOR + 5.64%	67,463
682	NuStar Energy, LP‡ ‡‡
	12.405%, 03/15/24
	3 mo. USD LIBOR + 6.77%	17,609
2,930	NuStar Logistics, LP‡
	12.310%, 01/15/43
	3 mo. USD LIBOR + 7.00%	75,770
		160,842
	Total Preferred Stocks
	(Cost $263,089)	249,211

NUMBER OF
SHARES/
PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (6.5%)
2,315,343	State Street Navigator Securities Lending Government Money Market Portfolio, 5.353%***†
	(Cost $2,315,343)	2,315,343
	TOTAL INVESTMENTS (104.1%)
	(Cost $39,192,484)	36,740,630
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-6.6%)		(2,315,343)
OTHER ASSETS, LESS LIABILITIES (2.5%)		877,617
NET ASSETS (100.0%)		$35,302,904

See accompanying Notes to Schedule of Investments

9

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Funds. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
@	In default status and considered non-income producing.
^	Security, or portion of security, is on loan.
&	Illiquid security.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2024.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
#	Non-income producing security.
‡‡	Perpetual maturity.
***	The rate disclosed is the 7 day net yield as of January 31, 2024.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2024.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2024 (see Note 3):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Asset Backed Securities	$—	$92,016	$—	$92,016
Corporate Bonds	—	28,877,698	—	28,877,698
Convertible Bonds	—	306,163	—	306,163
Bank Loans	—	4,536,840	—	4,536,840
Common Stocks	279,656	65,202	—	344,858
Warrants	—	1	—	1
Convertible Preferred Stocks	—	18,500	—	18,500
Preferred Stocks	200,831	48,380	—	249,211
Investment of Cash Collateral For Securities Loaned	—	2,315,343	—	2,315,343
Total	$480,487	$36,260,143	$—	$36,740,630

See accompanying Notes to Schedule of Investments

10

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

Corporate Bonds (57.0%)
	Airlines (0.7%)
956,044	Alaska Airlines Pass Through Trust Series 2020-1, Class A*
	4.800%, 02/15/29	$928,051
196,735	Alaska Airlines Pass Through Trust Series 2020-1, Class B*
	8.000%, 02/15/27	198,765
401,487	British Airways Pass Through Trust Series 2013-1, Class A*
	4.625%, 12/20/25	400,773
389,159	British Airways Pass Through Trust Series 2019-1, Class A*
	3.350%, 12/15/30	356,236
515,238	JetBlue Pass Through Trust Series 2020-1, Class B
	7.750%, 05/15/30	519,679
		2,403,504
	Communication Services (2.6%)
1,000,000	Ashtead Capital, Inc.*
	4.375%, 08/15/27	965,190
1,000,000	AT&T, Inc.
	1.700%, 03/25/26	936,900
1,000,000	Bell Canada
	0.750%, 03/17/24	994,470
750,000	Cogent Communications Group, Inc.*
	3.500%, 05/01/26	720,772
1,000,000	Comcast Corp.
	5.250%, 11/07/25	1,011,490
822,000	Netflix, Inc.*
	3.625%, 06/15/25	807,237
500,000	NTT Finance Corp.*
	0.583%, 03/01/24	497,990
500,000	Paramount Global
	3.450%, 10/04/26	470,550
400,000	Qwest Corp.
	7.250%, 09/15/25	392,100
1,000,000	Rogers Communications, Inc.
	3.625%, 12/15/25	974,700
500,000	Sirius XM Radio, Inc.*
	3.125%, 09/01/26	467,620
1,000,000	Verizon Communications, Inc.
	0.850%, 11/20/25	932,080
500,000	Warnermedia Holdings, Inc.
	3.788%, 03/15/25	490,800
		9,661,899
	Consumer Discretionary (5.7%)
1,157,000	Abercrombie & Fitch Management Company*
	8.750%, 07/15/25	1,178,162
1,000,000	Aptiv, PLC
	2.396%, 02/18/25	970,990
	AutoZone, Inc.
500,000	5.050%, 07/15/26	502,455
500,000	4.500%, 02/01/28	495,575
500,000	BMW US Capital, LLC*
	3.900%, 04/09/25	494,870
1,066,000	BorgWarner, Inc.*
	5.000%, 10/01/25	1,060,787
750,000	Brunswick Corp.
	0.850%, 08/18/24	730,868
500,000	Caesars Entertainment, Inc.*
	6.250%, 07/01/25	502,510
1,000,000	CCO Holdings, LLC / CCO Holdings Capital Corp.*
	5.125%, 05/01/27	965,210
500,000	Daimler Truck Finance North America, LLC*
	5.000%, 01/15/27	503,250
375,000	Dana Financing Luxembourg Sarl*
	5.750%, 04/15/25	374,265
	Ford Motor Credit Company, LLC
1,000,000	6.950%, 03/06/26	1,022,940
500,000	2.300%, 02/10/25	482,815
	General Motors Financial Company, Inc.
1,000,000	1.200%, 10/15/24	971,370
200,000	5.400%, 04/06/26	201,416
	goeasy, Ltd.*
500,000	9.250%, 12/01/28	532,895
200,000	4.375%, 05/01/26	191,380
500,000	Goodyear Tire & Rubber Company
	9.500%, 05/31/25	507,705
1,251,000	Hasbro, Inc.
	3.000%, 11/19/24	1,226,280
500,000	International Game Technology, PLC*
	4.125%, 04/15/26	484,485
338,756	JetBlue Pass Through Trust Series 2019-2, Class B
	8.000%, 11/15/27	341,533
500,000	Kia Corp.*
	2.375%, 02/14/25	485,760
500,000	Kohl's Corp.^
	4.250%, 07/17/25	487,935
750,000	L Brands, Inc.*
	9.375%, 07/01/25	788,797
250,000	Lennar Corp.
	4.500%, 04/30/24	249,720
1,000,000	Lowe's Companies, Inc.
	4.400%, 09/08/25	993,650
	Mattel, Inc.*
750,000	3.375%, 04/01/26	716,258
500,000	5.875%, 12/15/27	502,115
500,000	Newell Brands, Inc.
	5.200%, 04/01/26	486,920
500,000	Nordstrom, Inc.^
	2.300%, 04/08/24	496,365
1,000,000	O'Reilly Automotive, Inc.
	5.750%, 11/20/26	1,025,600
1,000,000	VF Corp.
	2.400%, 04/23/25	961,290
		20,936,171
	Consumer Staples (1.6%)
500,000	Darling Ingredients, Inc.*
	5.250%, 04/15/27	492,505
1,000,000	Dollar General Corp.^
	4.625%, 11/01/27	994,190
1,000,000	General Mills, Inc.^
	5.241%, 11/18/25	1,000,320
750,000	Keurig Dr Pepper, Inc.
	0.750%, 03/15/24	745,770

See accompanying Notes to Schedule of Investments

1

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
300,000	McCormick & Company, Inc.
	0.900%, 02/15/26	$276,933
500,000	Mondelez International, Inc.
	2.125%, 03/17/24	497,860
1,000,000	Sysco Corp.
	3.300%, 07/15/26	970,470
1,000,000	United Rentals North America, Inc.
	3.875%, 11/15/27	953,440
		5,931,488
	Energy (1.6%)
	Enbridge, Inc.
500,000	2.500%, 02/14/25	486,705
375,000	2.150%, 02/16/24	374,467
1,000,000	Enterprise Products Operating, LLC
	5.050%, 01/10/26	1,007,730
500,000	EQM Midstream Partners, LP*
	7.500%, 06/01/27	514,570
	EQT Corp.
500,000	3.125%, 05/15/26*	475,585
277,000	6.125%, 02/01/25	278,014
1,000,000	ONEOK, Inc.
	5.550%, 11/01/26	1,017,260
500,000	Parkland Corp.*
	5.875%, 07/15/27	496,370
1,000,000	Williams Companies, Inc.
	5.400%, 03/02/26	1,010,560
		5,661,261
	Financials (20.5%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
500,000	2.875%, 08/14/24	492,590
500,000	1.750%, 10/29/24	485,825
1,000,000	African Development Bank
	3.375%, 07/07/25	983,870
	American Express Company
500,000	5.389%, 07/28/27‡
	SOFR + 0.97%	505,740
500,000	2.250%, 03/04/25	484,555
1,000,000	Asian Infrastructure Investment Bank^
	4.000%, 01/18/28	996,010
750,000	Aviation Capital Group, LLC*
	1.950%, 09/20/26	685,140
	Avolon Holdings Funding, Ltd.*
500,000	3.950%, 07/01/24	495,720
250,000	5.500%, 01/15/26	248,610
	Bank of America Corp.‡
500,000	2.456%, 10/22/25
	3 mo. SOFR + 1.13%	488,630
500,000	1.530%, 12/06/25
	SOFR + 0.65%	482,730
250,000	1.658%, 03/11/27
	SOFR + 0.91%	232,770
250,000	0.981%, 09/25/25
	SOFR + 0.91%	242,578
1,000,000	Bank of Montreal^
	5.203%, 02/01/28	1,016,450
1,000,000	Bank of Nova Scotia^
	1.450%, 01/10/25	966,690
1,000,000	Bank of NY Mellon Corp.^‡
	4.414%, 07/24/26
	SOFR + 1.35%	991,720
500,000	Barclays, PLC‡
	5.304%, 08/09/26
	1 year CMT + 2.30%	499,605
500,000	Blackstone Private Credit Fund
	2.350%, 11/22/24	486,030
267,000	Brookfield Finance, Inc.
	4.000%, 04/01/24	266,170
1,000,000	Camden Property Trust
	5.850%, 11/03/26	1,030,020
	Capital One Financial Corp.‡
500,000	4.985%, 07/24/26
	SOFR + 2.16%	497,285
500,000	2.636%, 03/03/26
	SOFR + 1.29%	483,795
250,000	Charles Schwab Corp.^
	0.900%, 03/11/26	230,243
	Citigroup, Inc.‡
1,000,000	0.981%, 05/01/25
	SOFR + 0.67%	986,730
500,000	2.014%, 01/25/26
	SOFR + 0.69%	482,740
	Citizens Bank NA‡
500,000	6.064%, 10/24/25
	SOFR + 1.45%	499,165
500,000	4.119%, 05/23/25^
	SOFR + 1.40%	496,685
1,000,000	CNO Global Funding*
	1.650%, 01/06/25	961,020
750,000	Comerica, Inc.
	5.982%, 01/30/30
	SOFR + 2.16%	747,810
	Cooperatieve Rabobank UA
1,000,000	1.375%, 01/10/25	966,550
250,000	3.875%, 08/22/24	247,907
1,000,000	Council Of Europe Development Bank
	3.750%, 05/25/26	989,490
330,000	Credit Acceptance Corp.*
	9.250%, 12/15/28	347,734
	Credit Suisse AG/New York NY
500,000	3.700%, 02/21/25	492,270
250,000	0.495%, 02/02/24	250,000
1,500,000	Danske Bank, A/S*‡
	0.976%, 09/10/25
	1 year CMT + 0.55%	1,457,010
1,250,000	Discover Financial Services
	4.100%, 02/09/27	1,202,637
1,000,000	DNB Bank, ASA*‡
	0.856%, 09/30/25
	1 year CMT + 0.33%	969,970
957,000	Enact Holdings, Inc.*
	6.500%, 08/15/25	955,431
	European Bank for Reconstruction & Development
1,250,000	0.500%, 11/25/25	1,165,787
1,000,000	0.500%, 05/19/25	948,350
	European Investment Bank
1,000,000	3.250%, 11/15/27	973,440
1,000,000	0.375%, 07/24/24	977,440
500,000	Fifth Third Bancorp‡
	1.707%, 11/01/27
	SOFR + 0.69%	453,140
750,000	Goldman Sachs Group, Inc.‡
	0.855%, 02/12/26
	SOFR + 0.61%	714,645

See accompanying Notes to Schedule of Investments

2

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
735,000	HAT Holdings I LLC / HAT Holdings II LLC*
	8.000%, 06/15/27	$762,379
450,000	HSBC Holdings, PLC‡
	2.999%, 03/10/26
	SOFR + 1.43%	437,580
1,000,000	Huntington National Bank‡
	5.699%, 11/18/25
	SOFR + 1.22%	994,850
1,000,000	Inter-American Development Bank^
	1.750%, 03/14/25	967,860
1,000,000	Inter-American Investment Corp.
	2.625%, 04/22/25	974,690
1,000,000	International Bank for Reconstruction & Development
	1.625%, 01/15/25	970,580
500,000	International Finance Corp.
	3.625%, 09/15/25	493,555
	JPMorgan Chase & Company‡
500,000	2.595%, 02/24/26
	SOFR + 0.92%	486,010
500,000	0.824%, 06/01/25
	3 mo. SOFR + 0.54%	491,660
250,000	1.578%, 04/22/27
	SOFR + 0.89%	232,115
250,000	0.768%, 08/09/25^
	SOFR + 0.49%	243,560
500,000	KeyBank NA^
	4.150%, 08/08/25	489,365
1,000,000	KfW
	1.250%, 01/31/25	965,830
	Kreditanstalt fuer Wiederaufbau
1,000,000	3.750%, 02/15/28^	990,340
300,000	1.000%, 10/01/26	276,768
1,000,000	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.*
	5.250%, 10/01/25	984,050
500,000	Lloyds Banking Group, PLC‡
	3.511%, 03/18/26
	1 year CMT + 1.60%	488,725
750,000	LSEGA Financing, PLC*
	0.650%, 04/06/24	743,227
500,000	Macquarie Group, Ltd.*‡
	1.201%, 10/14/25
	SOFR + 0.69%	484,600
250,000	Manufacturers & Traders Trust Company
	4.650%, 01/27/26	246,820
	Metropolitan Life Global Funding I*
1,000,000	2.800%, 03/21/25	976,240
500,000	5.000%, 01/06/26^	502,470
	Mitsubishi UFJ Financial Group, Inc.‡
500,000	5.063%, 09/12/25
	1 year CMT + 1.55%	498,540
500,000	4.788%, 07/18/25
	1 year CMT + 1.70%	497,870
520,000	Mondelez International Holdings Netherlands, BV*
	0.750%, 09/24/24	504,650
750,000	Morgan Stanley‡
	0.790%, 05/30/25
	SOFR + 0.53%	736,072
500,000	Morgan Stanley Bank NA
	4.952%, 01/14/28	501,435
	Nasdaq, Inc.
750,000	5.350%, 06/28/28^	769,222
42,000	5.650%, 06/28/25	42,401
	National Bank of Canada
500,000	5.600%, 12/18/28	512,405
500,000	3.750%, 06/09/25‡
	SOFR + 1.01%	496,450
1,000,000	National Securities Clearing Corp.*
	5.150%, 05/30/25	1,005,800
500,000	NatWest Markets, PLC*^
	1.600%, 09/29/26	458,780
	Nordea Bank Abp*
500,000	4.750%, 09/22/25	498,850
500,000	1.500%, 09/30/26	457,165
	Nordic Investment Bank
1,000,000	2.625%, 04/04/25	976,870
1,000,000	0.375%, 09/11/25	937,430
	Oesterreichische Kontrollbank, AG
1,000,000	3.625%, 09/09/27	985,010
1,000,000	1.500%, 02/12/25	966,810
500,000	OneMain Finance Corp.
	3.500%, 01/15/27	459,550
1,000,000	PayPal Holdings, Inc.
	2.650%, 10/01/26	950,860
	PNC Financial Services Group, Inc.
750,000	5.671%, 10/28/25‡
	SOFR + 1.09%	749,782
250,000	2.200%, 11/01/24	244,583
	Pricoa Global Funding I*
935,000	4.200%, 08/28/25	926,912
500,000	1.200%, 09/01/26	457,505
200,000	Principal Life Global Funding II*^
	5.000%, 01/16/27	201,764
1,000,000	Prologis, LP^
	4.875%, 06/15/28	1,013,770
1,000,000	Radian Group, Inc.
	4.500%, 10/01/24	989,650
500,000	RLJ Lodging Trust, LP*
	3.750%, 07/01/26	474,460
500,000	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.*
	2.875%, 10/15/26	464,035
750,000	Royal Bank Of Canada
	6.000%, 11/01/27	784,507
250,000	Royal Bank of Canada
	0.875%, 01/20/26	232,403
	SBA Tower Trust*
500,000	1.631%, 05/15/51	448,341
250,000	1.840%, 04/15/27	222,244
200,000	1.884%, 07/15/50	186,088
190,000	2.836%, 01/15/50	184,024
	Skandinaviska Enskilda Banken, AB*
500,000	0.650%, 09/09/24	486,305
300,000	1.200%, 09/09/26	273,681
500,000	SLM Corp.
	3.125%, 11/02/26	468,370
500,000	Starwood Property Trust, Inc.*
	3.750%, 12/31/24	489,115
	State Street Corp.‡
500,000	5.751%, 11/04/26
	SOFR + 1.35%	507,370

See accompanying Notes to Schedule of Investments

3

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
500,000	2.354%, 11/01/25
	SOFR + 0.94%	$488,830
500,000	StoneX Group, Inc.*
	8.625%, 06/15/25	505,715
1,000,000	Svenska Handelsbanken, AB*
	3.650%, 06/10/25	984,580
500,000	Synovus Bank
	5.625%, 02/15/28	489,835
	Toronto-Dominion Bank
500,000	3.766%, 06/06/25	492,825
250,000	1.200%, 06/03/26	230,453
250,000	0.750%, 09/11/25^	234,848
250,000	0.750%, 01/06/26	232,188
1,000,000	Toyota Motor Credit Corp.
	4.625%, 01/12/28	1,008,360
1,000,000	Truist Financial Corp.‡
	5.900%, 10/28/26
	SOFR + 1.63%	1,011,950
500,000	UBS AG/London*
	0.450%, 02/09/24	498,915
1,000,000	Ventas Realty, LP
	3.500%, 02/01/25	981,700
750,000	VICI Properties, LP / VICI Note Company, Inc.*
	3.500%, 02/15/25	732,292
		74,735,571
	Health Care (4.6%)
500,000	Amgen, Inc.
	5.250%, 03/02/25	501,265
1,000,000	Baxter International, Inc.^
	1.322%, 11/29/24	966,760
1,000,000	Blue Cross & Blue Shield of Minnesota*
	3.790%, 05/01/25	974,690
250,000	Cigna Corp.
	0.613%, 03/15/24	248,620
1,000,000	CVS Health Corp.
	5.000%, 02/20/26	1,003,060
750,000	Elevance Health, Inc.
	2.375%, 01/15/25	730,883
1,000,000	Gilead Sciences, Inc.
	3.500%, 02/01/25	984,850
250,000	Haleon UK Capital PLC
	3.125%, 03/24/25	244,610
1,000,000	Haleon US Capital LLC
	3.024%, 03/24/24	996,110
1,000,000	Health Care Service Corp. A Mutual Legal Reserve Company*
	1.500%, 06/01/25	954,110
1,000,000	Illumina, Inc.
	5.800%, 12/12/25	1,010,270
1,000,000	IQVIA, Inc.*
	5.700%, 05/15/28	1,020,680
	Laboratory Corp. of America Holdings
500,000	3.600%, 02/01/25	491,670
500,000	2.300%, 12/01/24^	487,785
	McKesson Corp.
1,000,000	0.900%, 12/03/25	932,300
500,000	5.250%, 02/15/26	500,420
500,000	PerkinElmer, Inc.^
	0.850%, 09/15/24	485,400
750,000	Quest Diagnostics, Inc.
	3.500%, 03/30/25	736,597
750,000	Teva Pharmaceutical Finance Netherlands III, BV^
	3.150%, 10/01/26	700,185
	Thermo Fisher Scientific, Inc.
1,000,000	5.000%, 01/31/29	1,023,470
750,000	1.215%, 10/18/24	729,180
	UnitedHealth Group, Inc.
500,000	5.250%, 02/15/28	516,175
500,000	5.150%, 10/15/25^	504,905
		16,743,995
	Industrials (6.8%)
	Air Lease Corp.
500,000	2.200%, 01/15/27	459,400
500,000	0.800%, 08/18/24	487,115
500,000	Allegiant Travel Company*
	7.250%, 08/15/27	489,250
410,000	Ball Corp.
	6.875%, 03/15/28	423,678
750,000	Beacon Roofing Supply, Inc.*
	4.500%, 11/15/26	726,997
1,000,000	Berry Global, Inc.*
	4.875%, 07/15/26	984,630
1,000,000	Canadian Pacific Railway Company
	1.350%, 12/02/24	967,930
1,000,000	Cascades, Inc. / Cascades USA, Inc.*
	5.125%, 01/15/26	985,000
583,333	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*
	4.500%, 10/20/25	576,129
500,000	GATX Corp.
	4.350%, 02/15/24	499,695
	Graphic Packaging International, LLC*
500,000	1.512%, 04/15/26	456,855
500,000	0.821%, 04/15/24	494,785
500,000	GXO Logistics, Inc.
	1.650%, 07/15/26	457,055
500,000	Harley-Davidson Financial Services, Inc.*^
	6.500%, 03/10/28	515,960
750,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.*
	5.750%, 01/20/26	705,375
1,000,000	Ingersoll Rand, Inc.^
	5.400%, 08/14/28	1,025,240
1,000,000	Leidos, Inc.
	3.625%, 05/15/25	979,050
1,000,000	Lennox International, Inc.
	5.500%, 09/15/28	1,025,500
1,000,000	Mohawk Industries, Inc.^
	5.850%, 09/18/28	1,036,460
1,000,000	Nordson Corp
	5.600%, 09/15/28	1,031,440
500,000	Owens Corning
	4.200%, 12/01/24	494,905
1,000,000	Parker-Hannifin Corp.^
	4.250%, 09/15/27	989,270
1,000,000	Penske Truck Leasing Company, LP / PTL Finance Corp.*
	4.200%, 04/01/27	973,790
500,000	Roper Technologies, Inc.
	1.000%, 09/15/25	469,375

See accompanying Notes to Schedule of Investments

4

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
1,000,000	Ryder System, Inc.
	5.650%, 03/01/28	$1,030,070
389,000	Sealed Air Corp.*
	6.125%, 02/01/28	391,124
500,000	SMBC Aviation Capital Finance DAC*
	1.900%, 10/15/26	457,825
49,000	TransDigm, Inc.*
	6.250%, 03/15/26	48,768
1,000,000	Tyco Electronics Group SA
	4.500%, 02/13/26	996,790
1,000,000	Veralto Corp.*
	5.500%, 09/18/26	1,014,050
1,000,000	Verisk Analytics, Inc.
	4.000%, 06/15/25	986,600
1,000,000	Waste Management, Inc.
	3.500%, 05/15/24	993,940
750,000	WESCO Distribution, Inc.*
	7.125%, 06/15/25	754,627
723,000	Williams Scotsman, Inc.*
	6.125%, 06/15/25	722,783
		24,651,461
	Information Technology (4.8%)
1,000,000	Autodesk, Inc.
	4.375%, 06/15/25	992,430
1,000,000	Booz Allen Hamilton, Inc.*
	3.875%, 09/01/28	943,680
715,000	Broadridge Financial Solutions, Inc.
	3.400%, 06/27/26	690,404
	CDW, LLC / CDW Finance Corp.
500,000	5.500%, 12/01/24	498,515
300,000	4.125%, 05/01/25	295,107
500,000	CGI, Inc.
	1.450%, 09/14/26	456,780
	Fidelity National Information Services, Inc.
500,000	4.500%, 07/15/25	497,355
500,000	0.600%, 03/01/24	498,080
	Hewlett Packard Enterprise Company
750,000	1.450%, 04/01/24^	744,735
250,000	5.900%, 10/01/24	250,470
500,000	HP, Inc.
	1.450%, 06/17/26	460,810
1,000,000	Intel Corp.
	2.875%, 05/11/24	992,730
	International Business Machines Corp.
1,000,000	4.500%, 02/06/26	997,980
500,000	1.000%, 03/15/26	460,920
1,000,000	Intuit, Inc.
	5.250%, 09/15/26	1,019,320
1,000,000	Mercedes-Benz Finance North America, LLC*
	5.375%, 11/26/25	1,011,230
1,000,000	NetApp, Inc.
	1.875%, 06/22/25	954,590
1,000,000	NVIDIA Corp.
	1.550%, 06/15/28	896,410
500,000	Open Text Corp.*
	6.900%, 12/01/27	519,755
1,000,000	Oracle Corp.
	2.650%, 07/15/26	949,890
750,000	PTC, Inc.*
	3.625%, 02/15/25	736,567
	Take-Two Interactive Software, Inc.
500,000	5.000%, 03/28/26	502,070
500,000	3.550%, 04/14/25	490,610
	Texas Instruments, Inc.^
500,000	4.600%, 02/15/28	505,690
250,000	1.125%, 09/15/26	230,403
750,000	VMware, Inc.
	1.000%, 08/15/24	731,828
		17,328,359
	Materials (1.5%)
250,000	Avery Dennison Corp.
	0.850%, 08/15/24	243,693
1,000,000	Genuine Parts Company
	1.750%, 02/01/25	967,040
1,000,000	Linde, Inc.
	4.700%, 12/05/25	1,003,180
1,500,000	OCI, NV*
	4.625%, 10/15/25	1,468,875
	Sherwin-Williams Company
500,000	4.050%, 08/08/24	496,690
200,000	4.250%, 08/08/25	198,026
1,000,000	Sonoco Products Company
	1.800%, 02/01/25	965,630
		5,343,134
	Other (0.9%)
2,000,000	Asian Development Bank
	2.750%, 01/19/28	1,906,800
1,000,000	Federation des Caisses Desjardins du Quebec*^
	4.400%, 08/23/25	990,000
500,000	Gen Digital, Inc.*
	6.750%, 09/30/27	508,370
		3,405,170
	Real Estate (3.2%)
1,000,000	American Tower Corp.
	1.600%, 04/15/26	930,080
1,000,000	Boston Properties, LP
	6.750%, 12/01/27	1,046,140
1,000,000	Brixmor Operating Partnership, LP
	4.125%, 06/15/26	974,090
1,000,000	Crown Castle, Inc.
	4.450%, 02/15/26	987,790
500,000	EPR Properties
	4.500%, 04/01/25	491,815
	Equinix, Inc.
500,000	1.000%, 09/15/25	468,585
250,000	1.250%, 07/15/25	236,533
500,000	Federal Realty Investment Trust
	1.250%, 02/15/26	463,245
750,000	Forestar Group, Inc.*
	3.850%, 05/15/26	713,302
1,000,000	Healthpeak OP LLC
	3.400%, 02/01/25	980,520
1,000,000	Public Storage
	5.125%, 01/15/29	1,026,330
	Realty Income Corp.
1,000,000	5.050%, 01/13/26	999,870
500,000	4.625%, 11/01/25	497,535
	Simon Property Group, LP
500,000	1.375%, 01/15/27	458,140

See accompanying Notes to Schedule of Investments

5

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
250,000	2.000%, 09/13/24	$245,005
500,000	Welltower OP, LLC
	3.625%, 03/15/24	498,710
250,000	Welltower, Inc.
	4.000%, 06/01/25	246,205
500,000	Weyerhaeuser Company
	4.750%, 05/15/26	497,920
		11,761,815
	Special Purpose Acquisition Companies (0.5%)
1,000,000	New York Life Global Funding*
	3.600%, 08/05/25	984,710
1,000,000	Novartis Capital Corp.
	3.400%, 05/06/24	995,060
		1,979,770
	Utilities (2.0%)
250,000	AES Corp.
	1.375%, 01/15/26	231,928
1,000,000	CMS Energy Corp.
	3.600%, 11/15/25	973,070
300,000	DPL, Inc.
	4.125%, 07/01/25	292,662
750,000	Enel Finance International, NV*
	2.650%, 09/10/24	736,380
300,000	Entergy Corp.
	0.900%, 09/15/25	281,013
500,000	Entergy Texas, Inc.
	1.500%, 09/01/26	457,655
1,000,000	National Rural Utilities Cooperative Finance Corp.
	5.450%, 10/30/25	1,010,870
1,000,000	NSTAR Electric Company
	3.200%, 05/15/27	964,750
25,000	PPL Capital Funding, Inc.‡
	8.275%, 03/30/67
	3 mo. USD LIBOR + 2.67%	23,990
200,000	Sempra
	3.300%, 04/01/25	195,734
1,000,000	Southern California Gas Company^
	3.150%, 09/15/24	987,970
	WEC Energy Group, Inc.
500,000	5.000%, 09/27/25	500,645
500,000	0.800%, 03/15/24	497,105
		7,153,772
	Total Corporate Bonds
	(Cost $210,026,072)	207,697,370

U.S. Government and Agency Securities (6.5%)
1,000,000	Federal Home Loan Mortgage Corp.
	4.000%, 11/25/24	993,190
	U.S. Treasury Note
12,250,000	3.500%, 04/30/28	12,056,680
4,000,000	3.625%, 03/31/28	3,956,719
2,500,000	4.000%, 06/30/28	2,510,645
1,750,000	4.125%, 07/31/28	1,767,021
1,600,000	4.000%, 02/29/28	1,604,687
800,000	1.125%, 10/31/26	740,031
	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
	(Cost $23,808,612)	23,628,973

Sovereign Bonds (1.8%)
1,000,000	Development Bank of Japan, Inc.*
	5.125%, 09/01/26	1,015,920
	Export Development Canada
1,000,000	3.375%, 08/26/25	983,720
500,000	3.875%, 02/14/28	497,070
1,000,000	Japan Bank for International Cooperation
	4.250%, 04/27/26	994,620
	Kommunalbanken, A/S*
500,000	0.500%, 01/13/26^	463,795
200,000	4.500%, 09/01/28	203,274
1,000,000	Kommuninvest I Sverige AB*
	4.250%, 12/10/25	996,070
	Svensk ExportKredit AB
1,000,000	4.125%, 06/14/28	999,530
500,000	3.625%, 09/03/24^	495,290
	Total Sovereign Bonds
	(Cost $6,686,062)	6,649,289

Bank Loans (8.8%) ¡
	Airlines (0.4%)
399,500	American Airlines, Inc.‡
	10.329%, 04/20/28
	3 mo. SOFR + 4.75%	409,959
901,895	Mileage Plus Holdings, LLC‡
	10.770%, 06/21/27
	3 mo. SOFR +5.25%	930,737
		1,340,696
	Communication Services (1.4%)
895,430	APi Group DE, Inc.‡
	7.951%, 01/03/29
	1 mo. SOFR + 2.50%	896,688
620,000	DirecTV Financing, LLC!
	0.000%, 08/02/29	620,518
1,164,360	Go Daddy Operating Company, LLC‡
	7.333%, 11/09/29
	1 mo. SOFR + 2.00%	1,165,757
1,000,000	Match Group, Inc.‡
	7.270%, 02/13/27
	3 mo. SOFR + 1.75%	998,130
590,437	Nexstar Broadcasting, Inc.‡
	7.951%, 09/18/26
	1 mo. SOFR + 2.50%	590,581
1,000,000	Virgin Media Bristol, LLC‡
	7.948%, 01/31/28
	1 mo. SOFR + 2.50%	983,675
		5,255,349
	Consumer Discretionary (2.0%)
960,000	American Axle & Manufacturing, Inc.‡
	8.936%, 12/13/29
	1 mo. SOFR + 3.50%	961,805
1,000,000	Flutter Financing, BV‡
	7.698%, 11/25/30
	3 mo. SOFR + 2.25%	997,500
496,250	Hanesbrands, Inc.‡
	9.083%, 03/08/30
	1 mo. SOFR + 3.75%	494,389

See accompanying Notes to Schedule of Investments

6

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
1,000,000	Hilton Domestic Operating Company, Inc.‡
	7.436%, 11/08/30
	1 mo. SOFR + 2.00%	$1,001,315
600,000	Life Time Fitness, Inc.‡
	9.824%, 01/15/26
	3 mo. SOFR + 4.25%	604,200
1,000,000	Light & Wonder International, Inc.!
	0.000%, 04/14/29	1,002,395
973,722	Murphy USA, Inc.‡
	7.217%, 01/31/28
	1 mo. SOFR + 1.75%	976,764
488,722	PetSmart, Inc.‡
	9.183%, 02/11/28
	1 mo. SOFR + 3.75%	487,146
562,500	SkyMiles IP, Ltd.‡
	9.067%, 10/20/27
	3 mo. SOFR + 3.75%	576,276
		7,101,790
	Consumer Staples (0.2%)
879,326	Jazz Financing Lux Sarl‡
	8.447%, 05/05/28
	1 mo. SOFR + 3.00%	879,876

	Energy (0.6%)
500,000	Buckeye Partners, L.P.!
	0.000%, 11/22/30	500,417
500,000	Buckeye Partners, LP‡
	7.833%, 11/22/30
	1 mo. SOFR + 2.50%	500,418
997,487	Par Petroleum, LLC‡
	9.738%, 02/28/30
	3 mo. SOFR + 4.25%	998,360
		1,999,195
	Financials (0.6%)
990,000	Castlelake Aviation, Ltd.‡
	8.135%, 10/22/27
	3 mo. SOFR + 2.75%	990,851
305,000	Delos Aircraft Designated Activity Co.‡
	7.348%, 10/31/27
	3 mo. SOFR + 2.00%	306,144
992,105	Iron Mountain, Inc.‡
	7.197%, 01/02/26
	1 mo. LIBOR + 1.75%	990,245
		2,287,240
	Health Care (0.9%)
190,315	Avantor Funding, Inc.‡
	7.683%, 11/08/27
	1 mo. SOFR + 2.25%	190,410
967,511	DaVita, Inc.‡
	7.197%, 08/12/26
	1 mo. SOFR + 1.75%	966,466
988,984	Elanco Animal Health, Inc.‡
	7.203%, 08/01/27
	1 mo. SOFR + 1.75%	971,197
235,969	Icon Luxembourg Sarl‡
	7.860%, 07/03/28
	3 mo. SOFR + 2.25%	236,485
878,997	Organon & Company‡
	8.450%, 06/02/28
	1 mo. SOFR + 3.00%	879,138
58,792	PRA Health Sciences, Inc.‡
	7.860%, 07/03/28
	3 mo. SOFR + 2.25%	58,921
		3,302,617
	Industrials (1.2%)
492,500	Air Canada‡
	9.139%, 08/11/28
	3 mo. SOFR + 3.50%	493,616
990,019	ChampionX Corp.‡
	8.187%, 06/07/29
	1 mo. SOFR + 2.75%	994,350
992,500	H.B. Fuller Company‡
	7.587%, 02/15/30
	1 mo. SOFR + 2.25%	994,048
979,900	Jeld-Wen, Inc.‡
	7.447%, 07/28/28
	1 mo. SOFR + 2.00%	979,777
997,500	Vertiv Group Corp.‡
	7.967%, 03/02/27
	1 mo. SOFR + 2.50%	999,789
		4,461,580
	Information Technology (1.1%)
1,099,386	II-VI, Inc.‡
	8.087%, 07/02/29
	1 mo. SOFR + 2.75%	1,096,363
780,000	KBR, Inc.!
	0.000%,	779,349
220,000	KBR, Inc.‡
	8.083%, 01/17/31
	1 mo. SOFR + 2.75%	219,816
872,427	TTM Technologies, Inc.‡
	8.103%, 05/30/30
	1 mo. SOFR + 2.75%	873,517
990,019	ZoomInfo, LLC‡
	7.583%, 02/28/30
	1 mo. SOFR + 2.25%	991,261
		3,960,306
	Materials (0.4%)
406,264	Axalta Coating Systems U.S. Holdings, Inc.‡
	7.848%, 12/20/29
	3 mo. SOFR + 2.50%	407,026
994,562	Chemours Company‡
	8.833%, 08/18/28
	1 mo. SOFR + 3.50%	993,568
		1,400,594
	Total Bank Loans
	(Cost $31,905,047)	31,989,243

Asset Backed Securities (18.8%)
	Communication Services (0.5%)
1,000,000	T-Mobile U.S. Trust Series 2022-1A, Class A*
	4.910%, 05/22/28	998,334
1,000,000	Verizon Master Trust Series 2021-2, Class B
	1.280%, 04/20/28	968,892
		1,967,226

See accompanying Notes to Schedule of Investments

7

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Consumer Discretionary (0.5%)
1,500,000	Avis Budget Rental Car Funding AESOP, LLC Series 2019-2A, Class A*
	3.350%, 09/22/25	$1,485,427
314,414	BMW Vehicle Lease Trust Series 2022-1, Class A3
	1.100%, 03/25/25	312,996
		1,798,423
	Financials (8.4%)
2,000,000	American Express Credit Account Master Trust Series 2021-1, Class A
	0.900%, 11/15/26	1,934,311
2,000,000	Capital One Multi-Asset Execution Trust Series 2021-A3, Class A3
	1.040%, 11/15/26	1,936,695
1,000,000	Capital One Prime Auto Receivables Trust Series 2022-1, Class A3
	3.170%, 04/15/27	979,164
308,107	Commonbond Student Loan Trust Series 2017-B-GS, Class A1*
	2.680%, 09/25/42	281,945
115,688	Commonbond Student Loan Trust Series 2018-C-GS, Class A1*
	3.870%, 02/25/46	109,326
388,676	Commonbond Student Loan Trust Series 2019-A-GS, Class A1*
	2.540%, 01/25/47	350,750
627,873	Commonbond Student Loan Trust Series 2021-B-GS, Class A*
	1.170%, 09/25/51	529,379
56,297	Credit Acceptance Auto Loan Trust Series 2021-2A, Class A*
	0.960%, 02/15/30	56,200
378,888	Credit Acceptance Auto Loan Trust Series 2021-4, Class A*
	1.260%, 10/15/30	372,392
1,500,000	Dell Equipment Finance Trust Series 2022-2, Class B*
	4.400%, 07/22/27	1,483,549
1,500,000	Discover Card Execution Note Trust Series 2022-A2, Class A
	3.320%, 05/15/27	1,470,645
793,845	ELFI Graduate Loan Program, LLC Series 2021-A, Class A*
	1.530%, 12/26/46	690,801
1,019,467	ELFI Graduate Loan Program, LLC Series 2022-A, Class A*
	4.510%, 08/26/47	995,038
430,356	Enterprise Fleet Financing, LLC Series 2022-4, Class A2*
	5.760%, 10/22/29	432,596
1,500,000	Hertz Vehicle Financing LLC Series 2021-1A, Class A*
	1.210%, 12/26/25	1,455,449
1,000,000	Kubota Credit Owner Trust Series 2023-2A, Class A3*
	5.280%, 01/18/28	1,008,241
1,029,226	MMAF Equipment Finance LLC Series 2017-B, Class A5*
	2.720%, 06/15/40	1,011,197
2,000,000	MMAF Equipment Finance LLC Series 2023-A, Class A3*
	5.540%, 12/13/29	2,035,455
1,298,124	Navient Private Education Refi Loan Trust Series 2020-BA, Class A2*
	2.120%, 01/15/69	1,205,968
271,000	NextGear Floorplan Master Owner Trust Series 2021-1A, Class A*
	0.850%, 07/15/26	265,081
635,313	OneMain Direct Auto Receivables Trust Series 2021-1A, Class A*
	0.870%, 07/14/28	611,340
777,000	OneMain Direct Auto Receivables Trust Series 2021-1A, Class B*
	1.260%, 07/14/28	720,464
1,750,000	Oscar US Funding XII, LLC Series 2021-1A, Class A4*
	1.000%, 04/10/28	1,676,697
123,559	Pawneee Equipment Receivables, LLC Series 2021-1, Class A2*
	1.100%, 07/15/27	121,096
2,020,000	Pawneee Equipment Receivables, LLC Series 2022-1, Class A3*
	5.170%, 02/15/28	2,015,857
358,098	PenFed Auto Receivables Owner Trust Series 2022-A, Class A3*
	3.960%, 04/15/26	355,306
300,000	PenFed Auto Receivables Owner Trust Series 2022-A, Class A4*
	4.180%, 12/15/28	296,604
2,000,000	Porsche Financial Auto Securitization Trust Series 2023-2A, Class A3*
	5.790%, 01/22/29	2,041,897
792,000	Progress Residential Trust Series 2021-SFR5, Class B*
	1.658%, 07/17/38	717,536
1,091,569	SoFi Professional Loan Program Trust Series 2020-C, Class AFX*
	1.950%, 02/15/46	1,005,157
683,207	SoFi Professional Loan Program, LLC Series 2017-F, Class A2FX*
	3.600%, 02/25/48	666,553
1,615,000	Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A*
	2.560%, 11/25/31	1,599,713
		30,432,402
	Health Care (0.3%)
1,000,000	DT Auto Owner Trust Series 2022-2A, Class B*
	4.220%, 01/15/27	994,021

	Industrials (0.3%)
1,000,000	John Deere Owner Trust Series 2021-B, Class A4
	0.740%, 05/15/28	949,535

	Information Technology (0.5%)
1,911,667	Vantage Data Centers Issuer, LLC Series 2019-1A, Class A2*
	3.188%, 07/15/44	1,882,510

See accompanying Notes to Schedule of Investments

8

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Other (7.9%)
2,000,000	Aligned Data Centers Issuer, LLC Series 2021-1A, Class A2*
	1.937%, 08/15/46	$1,804,461
500,000	American Express Credit Account Master Trust Series 2023-2, Class A
	4.800%, 05/15/30	506,630
422,041	Amur Equipment Finance Receivables XI, LLC Series 2022-2A, Class A2*
	5.300%, 06/21/28	421,930
800,000	Amur Equipment Finance Receivables XIII, LLC - Class A2, Series 2024-1A*
	5.380%, 01/21/31	802,192
222,730	Atalaya Equipment Leasing Trust Series 2021-1A, Class A2*
	1.230%, 05/15/26	221,127
1,000,000	BA Credit Card Trust Series 2022-A1, Class A1
	3.530%, 11/15/27	982,590
330,000	CCG Receivables Trust Series 2021-2, Class B*
	1.270%, 03/14/29	313,420
1,000,000	CCG Receivables Trust Series 2023-1, Class B*
	5.990%, 09/16/30	1,022,014
1,000,000	CCG Receivables Trust Series 2023-1, Class C*
	6.280%, 09/16/30	1,025,384
1,263,333	CLI Funding VI, LLC Series 2020-3A, Class A*
	2.070%, 10/18/45	1,140,831
1,609,000	CNH Equipment Trust Series 2020-A, Class B
	2.300%, 10/15/27	1,602,023
1,000,000	Daimler Trucks Retail Trust Series 2022-1, Class A3
	5.230%, 02/17/26	998,225
2,000,000	DLLAD, LLC Series 2023-1A, Class A3*
	4.790%, 01/20/28	1,994,401
1,458,750	Domino's Pizza Master Issuer, LLC Series 2021-1A, Class A21*
	2.662%, 04/25/51	1,306,014
1,000,000	HPEFS Equipment Trust - Class B,Series 2024-1A*
	5.180%, 05/20/31	1,002,512
1,250,000	HPEFS Equipment Trust Series 2022-1A, Class B*
	1.790%, 05/21/29	1,225,247
250,000	HPEFS Equipment Trust Series 2022-2A, Class B*
	4.200%, 09/20/29	246,078
1,000,000	Kubota Credit Owner Trust Series 2023-1A, Class A3*
	5.020%, 06/15/27	1,001,205
170,427	MVW Owner Trust Series 2019-1A, Class A*
	2.890%, 11/20/36	164,746
1,500,000	NextGear Floorplan Master Owner Trust Series 2023 - 1A, Class A2*
	5.740%, 03/15/28	1,524,998
1,000,000	OCCU Auto Receivables Trust Series 2023-1A, Class A2*
	6.230%, 04/15/27	1,003,609
219,810	SCF Equipment Leasing, LLC Series 2021-1A, Class A3*
	0.830%, 08/21/28	216,679
1,333,300	SCF Equipment Leasing, LLC Series 2022-1A, Class A3*
	2.920%, 07/20/29	1,307,516
325,508	SoFi Consumer Loan Program Trust 2023-1S, Class A*
	5.810%, 05/15/31	325,258
995,417	SVC ABS, LLC Series 2023-1A, - Class A*
	5.150%, 02/20/53	960,287
775,000	Tesla Auto Lease Trust Series 2021-B, Class B*
	0.910%, 09/22/25	760,380
1,000,000	USAA Auto Owner Trust Series 2022-A, Class A3*
	4.860%, 11/16/26	996,379
1,000,000	Veridian Auto Receivables Trust Series 2023-1A, Class A3*
	5.560%, 03/15/28	1,001,279
1,000,000	Verizon Master Trust Series 2023-1, Class A
	4.490%, 01/22/29	995,316
2,000,000	World Omni Auto Receivables Trust Series 2022-B, Class A3
	3.250%, 07/15/27	1,963,632
		28,836,363
	Utilities (0.4%)
1,625,431	Harley-Davidson Motorcycle Trust Series 2022-A, Class A3
	3.060%, 02/15/27	1,601,516
	Total Asset Backed Securities
	(Cost $69,642,243)	68,461,996

Municipal Obligations (4.3%)
	Consumer Discretionary (0.1%)
300,000	Washington State Housing Finance Commission
	5.345%, 12/01/27	307,085
200,000	Washington State Housing Finance Commission
	5.285%, 06/01/27	204,012
		511,097
	Other (4.1%)
100,000	Alaska Housing Finance Corp.
	4.808%, 06/01/27	100,480
250,000	Armada Area Schools
	0.950%, 05/01/25	239,029
155,000	City of Auburn CA
	0.961%, 06/01/25	147,075
280,000	City of Mishawaka IN
	4.680%, 02/15/26	277,490
205,000	City of Mishawaka IN
	4.700%, 08/15/26	203,048
1,000,000	City of Montclair CA
	0.926%, 06/01/24	984,021

See accompanying Notes to Schedule of Investments

9

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
120,000	City of Omaha NE
	0.983%, 04/15/26	$111,331
500,000	City of Wheaton IL
	0.786%, 12/01/24	482,639
500,000	Colorado Housing & Finance Authority
	5.452%, 11/01/27	513,686
500,000	Colorado Housing & Finance Authority
	5.402%, 05/01/27	511,738
300,000	Colorado Housing & Finance Authority
	1.650%, 11/01/25	284,913
150,000	Colorado Housing & Finance Authority
	0.858%, 11/01/24	146,936
895,000	Connecticut Housing Finance Authority
	0.974%, 11/15/25	844,417
250,000	Corona-Norco Unified School District
	1.000%, 09/01/25	235,398
155,000	County of Santa Cruz AZ Pledged Revenue
	1.250%, 07/01/24	152,226
250,000	Cypress-Fairbanks Independent School District
	5.000%, 02/15/25	250,578
135,000	East Montgomery County Improvement District
	1.550%, 08/15/26	125,583
175,000	Encinitas Public Financing Authority
	1.020%, 10/01/25	164,946
175,000	Encinitas Public Financing Authority
	0.790%, 10/01/24	169,973
400,000	Fairfield Facilities Corp.
	2.000%, 09/01/24	392,068
450,000	Florida Housing Finance Corp.
	5.077%, 07/01/26	453,678
220,000	Florida Housing Finance Corp.
	5.086%, 01/01/27	222,197
200,000	Florida Housing Finance Corp.
	5.136%, 07/01/27	202,396
250,000	Galveston Independent School District
	5.000%, 02/01/25	250,391
200,000	Indiana Bond Bank
	0.650%, 02/01/24	200,000
250,000	Indiana Housing & Community Development Authority
	5.065%, 01/01/27	253,262
175,000	Indiana Housing & Community Development Authority
	5.095%, 07/01/26	176,965
160,000	Indiana Housing & Community Development Authority
	5.095%, 01/01/26	161,355
505,000	Iowa Finance Authority
	5.502%, 07/01/28	515,238
350,000	Iowa Finance Authority
	5.412%, 07/01/27	354,779
125,000	Lakeside Fire Protection District
	1.620%, 08/01/24	122,542
700,000	Metropolitan Washington Airports Authority Dulles Toll Road Revenue
	1.737%, 10/01/25	667,799
300,000	Minnesota Housing Finance Agency
	5.113%, 01/01/26	302,923
450,000	Nevada Housing Division
	5.268%, 04/01/27	457,968
435,000	Nevada Housing Division
	5.338%, 10/01/27	444,149
250,000	Nevada Housing Division
	5.251%, 10/01/26	253,729
390,000	New York City Transitional Finance Authority Future Tax Secured Revenue
	3.430%, 08/01/26	381,048
390,000	New York City Transitional Finance Authority Future Tax Secured Revenue
	1.250%, 05/01/26	363,113
255,000	New York State Dormitory Authority
	2.438%, 02/15/26	245,082
150,000	Pharr San Juan Alamo Independent School District TX
	5.000%, 02/01/25	150,219
400,000	Regional Transportation Authority
	3.000%, 06/01/25	390,254
265,000	Sallisaw Municipal Authority
	1.420%, 09/01/24	259,107
155,000	State of Hawaii
	1.033%, 08/01/25	147,139
250,000	Thornapple Kellogg School District
	0.930%, 05/01/25	238,298
525,000	Town of Stratford CT
	0.956%, 08/01/24	514,087
145,000	Victor Valley Community College District
	2.878%, 08/01/26	138,830
170,000	Westminster Public Schools
	0.906%, 12/01/26	153,824
125,000	Wichita Falls 4B Sales Tax Corp.
	1.049%, 09/01/25	118,155
340,000	Williamston Community Schools School District
	1.050%, 05/01/25	324,572
		14,800,674
	Utilities (0.1%)
505,000	Augusta GA Water & Sewer Revenue
	4.300%, 10/01/26	502,902
	Total Municipal Obligations
	(Cost $15,928,311)	15,814,673

Residential Mortgage Backed Securities (1.0%)
953,447	BANK Series 2019-BN16, Class A2
	3.933%, 02/15/52	949,314
32,437	CSAIL Commercial Mortgage Trust Series 2017-CX9, Class A2
	3.054%, 09/15/50	31,879

See accompanying Notes to Schedule of Investments

10

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
1,000,000	GS Mortgage Securities Corp. II Series 2023-SHIP, Class A*‡
	4.466%, 09/10/38	$976,177
1,437,255	GS Mortgage-Backed Securities Corp. Trust Series 2021-PJ4, Class A8*‡
	2.500%, 09/25/51	1,265,164
564,932	GS Mortgage-Backed Securities Trust Series 2021-PJ11, Class A8*‡
	2.500%, 04/25/52	492,790
29,180	Wells Fargo Commercial Mortgage Trust Series 2015-LC20, Class A2
	2.678%, 04/15/50	28,558
	Total Residential Mortgage Backed Securities
	(Cost $3,960,452)	3,743,882

NUMBER OF
SHARES/
PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (2.0%)
7,502,158	State Street Navigator Securities Lending Government Money Market Portfolio, 5.353%†***
	(Cost $7,502,158)	7,502,158

	TOTAL INVESTMENTS (100.2%)
	(Cost $369,458,957)	365,487,584
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-2.1%)		(7,502,158)
OTHER ASSETS, LESS LIABILITIES (1.9%)		6,691,322
NET ASSETS (100.0%)		$364,676,748

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Funds. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2024.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2024.
***	The rate disclosed is the 7 day net yield as of January 31, 2024.

See accompanying Notes to Schedule of Investments

11

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)

Buys 22,500,000	U.S. Treasury Note 5-Year	Mar 2024	$24,387,891	$519,762

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2024 (see Note 3):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Assets:
Corporate Bonds	$—	$207,697,370	$—	$207,697,370
U.S. Government and Agency Securities	—	23,628,973	—	23,628,973
Sovereign Bonds	—	6,649,289	—	6,649,289
Bank Loans	—	31,989,243	—	31,989,243
Asset Backed Securities	—	68,461,996	—	68,461,996
Municipal Obligations	—	15,814,673	—	15,814,673
Residential Mortgage Backed Securities	—	3,743,882	—	3,743,882
Investment of Cash Collateral For Securities Loaned	—	7,502,158	—	7,502,158
Futures Contracts	519,762	—	—	519,762
Total	$519,762	$365,487,584	$—	$366,007,346

See accompanying Notes to Schedule of Investments

12

Notes to Schedule of Investments (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization. CALAMOS INVESTMENT TRUST, a Massachusetts business trust organized December 21, 1987 (the “Trust”), consists of twenty series, Market Neutral Income Fund, Hedged Equity Fund, Phineus Long/Short Fund, Merger Arbitrage Fund, Convertible Fund, Global Convertible Fund, Timpani Small Cap Growth Fund, Timpani SMID Growth Fund, Growth Fund, Growth and Income Fund, Dividend Growth Fund, Select Fund , International Growth Fund, Evolving World Growth Fund, Global Equity Fund, Global Opportunities Fund, International Small Cap Growth Fund, Total Return Bond Fund, High Income Opportunities Fund, and Short-Term Bond Fund (each a "Fund" and collectively the "Funds"). The Trust is registered under the Investment Company Act of 1940 as amended (the “1940 Act”) as an open-end management investment company. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The Trust currently offers Class A, Class C (except Timpani SMID Growth Fund and Short-Term Bond Fund), and Class I shares of each of the Funds. Class R6 shares are offered in Market Neutral Income Fund, Timpani Small Cap Growth Fund, Timpani SMID Growth Fund, Growth and Income Fund, International Growth Fund, Global Equity Fund, and International Small Cap Growth Fund only.

Significant Accounting Policies. The Schedules of Investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) and the Funds are each considered an investment company under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Funds:

Fund Valuation. The Trust's Board of Trustees ("Board" or "Trustees"), including a majority of the Trustees who are not "interested persons" of the Trust, have designated Calamos Advisors LLC ("Calamos Advisors", or the "Advisor") to perform fair valuation determinations related to all Fund investments under the oversight of the Board. As "valuation designee" the Calamos Advisors has adopted procedures to guide the determination of the net asset value ("NAV") on any day on which the Fund's NAVs are determined. The valuation of the Funds’ investments is in accordance with these procedures.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its NAV. Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the respective Fund’s NAV is not calculated.

If the Advisor's pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee.

Each Fund also may use fair value pricing, pursuant to guidelines adopted by Calamos Advisors, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the Calamos Advisors, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates.

As of January 31, 2024, the Fund had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

Note 2 – Short Sales

Securities sold short represent obligations to deliver the securities at a future date. A Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Dividends paid on securities sold short are disclosed as an expense on the Statements of Operations. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, a Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, a Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

Note 3 – Fair Value Measurements

Various inputs are used to determine the value of the Funds' investments. These inputs are categorized into three broad levels as follows:

●	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

●	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

●	Level 3 – Prices reflect unobservable market inputs (including the Funds' own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund's investments. The summary of the inputs used in valuing each Fund's holdings are available after each Fund's Portfolio.